UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-07917

Wilshire Variable Insurance Trust

(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jamie B. Ohl, President 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Table of Contents

Shareholder Letter	2
Fund Commentaries	3
Disclosure of Fund Expenses	15
Schedules of Investments	17
Statements of Assets and Liabilities	48
Statements of Operations	49
Statements of Changes in Net Assets	50
Financial Highlights	52
Notes to the Financial Statements	58
Report of Independent Registered Public Accounting Firm	68
Additional Fund Information	69
Board Approval of Advisory and Subadvisory Agreements.	72
Tax Information	76

Shares of the Wilshire Variable Insurance Trust are sold only as the underlying investment for variable annuity contracts issued by insurance companies. This report is authorized for use in connection with any offering of the Trust’s shares only if accompanied or preceded by the Trust’s current prospectus.

Shares of the Wilshire Variable Insurance Trust are distributed by SEI Investments Distribution Co.

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this annual report to shareholders of the Wilshire Variable Insurance Trust (the “Trust”). This report covers the period from January 1, 2010 to December 31, 2010 (the “Period”), for the Equity, Balanced, Income, Small Cap Growth, International Equity and Socially Responsible Funds (the “Funds”).

MARKET ENVIRONMENT

A greater than usual number of macro-economic events presented themselves in 2010, greatly influencing investors’ decisions. From the sovereign debt crisis in Greece and Ireland, the oil spill disaster in the Gulf of Mexico, inflation curbing rate hikes in China, the U.S. government’s additional quantitative easing (“QE2”), and more, 2010 can be best categorized by the constant macro uncertainties. This environment made strategic investment decision making a more difficult task than usual. The stock market was volatile for most of the year with investors shifting between “Risk-on” and “Risk-off” modes. Resolutions of macro events combined with positive news on economic fundamentals eventually convinced investors to drive markets higher in the last quarter of the year. As the year come to a close, both equity and fixed income investors cheered as U.S. stocks (as measured by the Wilshire 5000 IndexSM) and bonds (as measured by Barclays Capital U.S. Aggregate Bond Index) advanced 17.2% and 6.2%, respectively.

With investors becoming more constructive on equities and risk assets in general, small capitalization stocks outperformed large cap counterparts. For the year, the Wilshire Small Cap Index returned 28.9%, handily outperforming the Wilshire Large Cap Index’s 15.8% return. For the second consecutive year, growth stocks outperformed value stocks. The best performing sectors were generally economically sensitive ones, including Consumer Discretionary, Materials, Industrials, and Energy. Fears of rising interest rates and erosion of principal were on the minds of fixed income investors. In 2010, interest rates and inflation remained low - the yield on 10-year maturity U.S. Treasury actually declined from 3.85% at the beginning of the Period to 3.3% at the end of the year. While short-term rates are expected to be low in the coming year, investors should stay vigilant on managing interest rate volatility.

FUND PERFORMANCE OVERVIEW

As markets moved past the macro uncertainties, our Funds posted strong positive returns for the year. Most of the Funds were able to deliver another year of double digit returns for shareholders on the back of strong results from the previous year.

For the moment, the current economic recovery seems to be broadening and investor confidence growing as a result. We are always mindful that markets can behave erratically and current trends shift swiftly. You can expect us to continue to work diligently to manage your investments and seek to generate returns commensurate with the Funds’ investment objectives.

As 2011 unfolds, we sincerely appreciate your continued support and confidence.

Sincerely,

Jamie B. Ohl
President

Wilshire Variable Insurance Trust Equity Fund Commentary

EQUITY FUND
Average Annual Total Return

One Year Ended 12/31/10	11.58%
Five Years Ended 12/31/10	(0.29)%
Ten Years Ended 12/31/10	1.25%

S&P 500 INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	15.06%
Five Years Ended 12/31/10	2.29%
Ten Years Ended 12/31/10	1.41%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in the Equity Fund
and the S&P 500 Index through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. Recent performance can be found at your particular insurance company.

(1)      The S&P 500 Index is an unmanaged index consisting of 500 stocks. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the year ended December 31, 2010, there were no waivers.

Wilshire Variable Insurance Trust Equity Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of December 31, 2010)

Equity markets exhibited strong returns in 2010 as the markets and economy continued to recover from the financial crisis and subsequent recession witnessed in 2008. Although stocks endured substantial volatility in the first half of the year, a rally in the second half of the year pushed annual returns considerably higher. The S&P 500 Index returned 15.06% for the year. Growth stocks led the markets higher in 2010, continuing the trend from the previous year. The Russell 1000 Growth Index returned 16.71%, outpacing the Russell 1000 Value Index’s return of 15.51%. However, the differential was most notable among smaller-capitalization stocks with the Russell 2000 Growth Index and Russell 2000 Value Index returning 17.11% and 15.36%, respectively. Cyclical-oriented sectors such as Consumer Discretionary, Industrials and Materials advanced the most, each posting returns in excess of 20%. Small cap stocks also posted strong returns in 2010, as the Russell 2000 Index returned 26.85%, largely outperforming larger-cap stocks. The market rebound in 2010 has been generally characterized by investors fluctuating between “risk on” and “risk off” strategies as they processed mixed signals on the strength of global economies and the sustainability of corporate earnings.

The Equity Fund (the “Fund”) returned 11.58% for the year ended December 31, 2010, lagging the Fund’s benchmark (the S&P 500 Index) return of 15.06%. The Fund’s performance was hampered by negative stock selections across a number of sectors including Financials, Industrials, and Materials. On the other hand, overweight positions in the Industrials and Telecommunication Services sectors benefitted performance.

We are pleased with the absolute return of the Fund yet disappointed by the performance of the Fund versus its benchmark. However, we are encouraged by the activities and current positioning of the sub-advisers of the Fund and the underlying fund, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2011 and should benefit as the market turns its focus away from macro-economic events and instead concentrates on the improving economy and corporate earnings.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

*	Based on percent of the Fund’s total investments in securities and affiliated funds, at value.

Wilshire Variable Insurance Trust Balanced Fund Commentary

BALANCED FUND
Average Annual Total Return

One Year Ended 12/31/10	10.92%
Five Years Ended 12/31/10	2.00%
Ten Years Ended 12/31/10	3.27%

STOCK/BOND INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	11.71%
Five Years Ended 12/31/10	3.94%
Ten Years Ended 12/31/10	3.46%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in the Balanced Fund
and the Stock/Bond Index through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. Recent performance can be found at your particular insurance company.

(1)      Stock/Bond Index: Prior to October 1, 2009, the Stock/Bond Index is a blend of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index. Effective October 1, 2009, the Stock/Bond Index is a blend of 55% S&P 500 Index and 45% Barclays Capital U.S. Aggregate Bond Index. The S&P 500 Index is an unmanaged index consisting of 500 stocks. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the year ended December 31, 2010, there were no waivers.

Wilshire Variable Insurance Trust Balanced Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of December 31, 2010)

Equity markets exhibited strong returns in 2010 as the markets and economy continued to recover from the financial crisis and subsequent recession witnessed in 2008. Although stocks endured substantial volatility in the first half of the year, a rally in the second half of the year pushed annual returns considerably higher. The S&P 500 Index returned 15.06% for the year. Growth stocks led the markets higher in 2010, continuing the trend from the previous year. The Russell 1000 Growth Index returned 16.71%, outpacing the Russell 1000 Value Index’s return of 15.51%. However, the differential was most notable among smaller-capitalization stocks with the Russell 2000 Growth Index and Russell 2000 Value Index returning 17.11% and 15.36%, respectively. Cyclical-oriented sectors such as Consumer Discretionary, Industrials and Materials advanced the most, each posting returns in excess of 20%. Small cap stocks also posted strong returns in 2010, as the Russell 2000 Index returned 26.85%, largely outperforming larger-cap stocks. The market rebound in 2010 has been generally characterized by investors fluctuating between “risk on” and “risk off” strategies as they processed mixed signals on the strength of global economies and the sustainability of corporate earnings.

U.S. fixed income markets generated good performance in 2010 against the backdrop of positive economic growth. The Barclays Capital U.S. Aggregate Bond Index, comprised of U.S. investment grade bonds, returned 6.5% for the calendar year. With interest rate and inflation indicators stable and low for the year, all fixed income sectors posted positive returns with higher yielding securities garnering highest returns. Corporate bonds advanced steadily and outperformed Treasuries as the spread between corporate bonds and Treasuries narrowed. With improving economic conditions and growing positive investor sentiments, lower credit quality bonds offering higher yields outperformed the broad bond market. Non-investment grade bonds as measured by the Merrill Lynch High Yield Index returned 15.2% for the year. Hungry for yield and seeking currencies with solid fundamentals, investors continue to look for opportunities within emerging markets. Emerging market bonds experienced another stellar year, posting 12.8% return.

The Balanced Fund (the “Fund”) returned 10.92% for the year ended December 31, 2010, slightly trailing the Fund’s custom benchmark return of 11.71%. The Fund’s fixed income exposure to credit securities and modest exposure to high yield securities strongly benefitted performance. However, stock selection within the Fund’s equity sleeve was problematic. Specifically, stock selection in the Financials, Industrials, and Materials sectors detracted from performance.

We are pleased with the absolute return of the Fund yet disappointed by the performance of the Fund versus its benchmark. However, we are encouraged by the activities and current positioning of the sub-advisers of the Underlying Funds, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2011 and should benefit as the market turns its focus away from macro-economic events and instead concentrates on the improving economy and corporate earnings.

The Balanced Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Balanced Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Balanced Fund. The Balanced Fund is subject to the risks of the underlying funds it holds. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

*	Based on percent of the Fund’s total investments in affiliated funds, at value.

Wilshire Variable Insurance Trust Income Fund Commentary

INCOME FUND
Average Annual Total Return

One Year Ended 12/31/10	9.11%
Five Years Ended 12/31/10	4.62%
Ten Years Ended 12/31/10	5.52%

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	6.54%
Five Years Ended 12/31/10	5.80%
Ten Years Ended 12/31/10	5.84%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in the Income Fund
and the Barclays Capital U.S. Aggregate Bond Index through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. Recent performance can be found at your particular insurance company.

(1)      The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the year ended December 31, 2010, there were no waivers.

Wilshire Variable Insurance Trust Income Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of December 31, 2010)

U.S. fixed income markets generated good performance in 2010 against the backdrop of positive economic growth. The Barclays Capital U.S. Aggregate Bond Index, comprised of U.S. investment grade bonds, returned 6.5% for the calendar year. With interest rate and inflation indicators stable and low for the year, all fixed income sectors posted positive returns with higher yielding securities garnering highest returns. Corporate bonds advanced steadily and outperformed Treasuries as the spread between corporate bonds and Treasuries narrowed. With improving economic conditions and growing positive investor sentiments, lower credit quality bonds offering higher yields outperformed the broad bond market. Non-investment grade bonds as measured by the Merrill Lynch High Yield Index returned 15.2% for the year. Hungry for yield and seeking currencies with solid fundamentals, investors continue to look for opportunities within emerging markets. Emerging market bonds experienced another stellar year, posting 12.8% return.

The Income Fund (the “Fund”) returned 9.11% for the year ended December 31, 2010, strongly outperforming the Fund’s benchmark (the Barclays Capital U.S. Aggregate Bond Index) return of 6.54%. The Fund’s overweight exposure to credit securities and modest exposure to high yield securities strongly benefitted performance. Additionally, the Fund’s underweight to government bonds and strong security selection benefited the Fund.

We are pleased with the absolute return of the Fund and the performance of the Fund versus its benchmark. We are encouraged by the activities and current positioning of our sub-advisers, who continue to follow through with the disciplined investment approach that has made them successful over the long-term. It is our belief that the Fund is well positioned going into 2011 and should benefit as the economy continues to recover from the recession of 2008.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

*	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Variable Insurance Trust Small Cap Growth Fund Commentary

SMALL CAP GROWTH FUND
Average Annual Total Return

One Year Ended 12/31/10	26.23%
Five Years Ended 12/31/10	1.99%
Ten Years Ended 12/31/10	(2.03)%

RUSSELL 2000 GROWTH INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	29.09%
Five Years Ended 12/31/10	5.30%
Ten Years Ended 12/31/10	3.78%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,00 Investment in the Small Cap Growth Fund
and the Russell 2000 Growth Index through 12/31/2010.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. Recent performance can be found at your particular insurance company.

(1)      The Russell 2000 Growth Index is an unmanaged index comprised of the Russell 2000 Growth securities with a greater-than-average growth orientation. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the year ended December 31, 2010, fees totaling 0.23% of average net assets were waived.

Wilshire Variable Insurance Trust Small Cap Growth Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of December 31, 2010)

Equity markets exhibited strong returns in 2010 as the markets and economy continued to recover from the financial crisis and subsequent recession witnessed in 2008. Although stocks endured substantial volatility in the first half of the year, a rally in the second half of the year pushed annual returns considerably higher. The S&P 500 Index returned 15.06% for the year. Growth stocks led the markets higher in 2010, continuing the trend from the previous year. The Russell 1000 Growth Index returned 16.71%, outpacing the Russell 1000 Value Index’s return of 15.51%. However, the differential was most notable among smaller-capitalization stocks with the Russell 2000 Growth Index and Russell 2000 Value Index returning 17.11% and 15.36%, respectively. Cyclical-oriented sectors such as Consumer Discretionary, Industrials and Materials advanced the most, each posting returns in excess of 20%. Small cap stocks also posted strong returns in 2010, as the Russell 2000 Index returned 26.85%, largely outperforming larger-cap stocks. The market rebound in 2010 has been generally characterized by investors fluctuating between “risk on” and “risk off” strategies as they processed mixed signals on the strength of global economies and the sustainability of corporate earnings.

The Small Cap Growth Fund (the “Fund”) returned 26.23% for the year ended December 31, 2010, lagging the Fund’s benchmark (the Russell 2000 Growth Index) return of 29.09%. The Fund’s performance was hampered by negative stock selections in the Industrials and Health Care sectors. On the other hand, positive stock selection in the Technology and Financials sectors benefitted performance, and sector positioning on balance was positive for the year.

We are pleased with the absolute return of the Fund yet disappointed by the performance of the Fund versus its benchmark. However, we are encouraged by the activities and current positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2011 and should benefit as the market turns its focus away from macro-economic events and instead concentrates on the improving economy and corporate earnings.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

*	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Variable Insurance Trust International Equity Fund Commentary

INTERNATIONAL EQUITY FUND
Average Annual Total Return

One Year Ended 12/31/10	10.04%
Five Years Ended 12/31/10	1.76%
Ten Years Ended 12/31/10	0.24%

MSCI EAFE INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	7.75%
Five Years Ended 12/31/10	2.46%
Ten Years Ended 12/31/10	3.50%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in the International Equity Fund
and the MSCI EAFE Index through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. Recent performance can be found at your particular insurance company.

(1)      The MSCI EAFE Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia and the Far East. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the year ended December 31, 2010, fees totaling 0.20% of average net assets were waived.

Wilshire Variable Insurance Trust International Equity Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of December 31, 2010)

Equity markets exhibited strong returns in 2010 as the markets and economy continued to recover from the financial crisis and subsequent recession witnessed in 2008. Although stocks endured substantial volatility in the first half of the year, a rally in the second half of the year pushed annual returns considerably higher. The S&P 500 Index returned 15.06% for the year. Growth stocks led the markets higher in 2010, continuing the trend from the previous year. The Russell 1000 Growth Index returned 16.71%, outpacing the Russell 1000 Value Index’s return of 15.51%. However, the differential was most notable among smaller-capitalization stocks with the Russell 2000 Growth Index and Russell 2000 Value Index returning 17.11% and 15.36%, respectively. Cyclical-oriented sectors such as Consumer Discretionary, Industrials and Materials advanced the most, each posting returns in excess of 20%. Small cap stocks also posted strong returns in 2010, as the Russell 2000 Index returned 26.85%, largely outperforming larger-cap stocks. The market rebound in 2010 has been generally characterized by investors fluctuating between “risk on” and “risk off” strategies as they processed mixed signals on the strength of global economies and the sustainability of corporate earnings.

Benefiting from continued economic recovery, international equities experienced good performance in 2010. International markets hampered by concerns over sovereign debt issues underperformed the U.S. equity market. For the year, the MSCI EAFE Index returned 7.75% underperforming the S&P 500 index’s 15.06% return. Despite the turmoil surrounding the debt crisis in Greece and Ireland, international stocks were buoyed by improved corporate earnings and a rebound in merger and acquisition activity. Returns were mixed among countries. Benefiting from healthy fiscal conditions and solid growth, emerging markets outperformed developed market counterparts. The MSCI Emerging Market index returned 18.9% for the year. Within emerging markets, Russia and Brazil were among the best performers while China and India lagged. Within the developed foreign markets, Japan provided strong returns on the back of its currency strength; Germany also performed well amid robust demand for its exports. On the other hand, the highly indebted nations performed the worst: Greece plunged 45%, Spain lost 22% and Ireland declined 18%.

The International Equity Fund (the “Fund”) returned 10.04% for the year ended December 31, 2010, significantly outperforming the Fund’s benchmark (the MSCI EAFE Index) return of 7.75%. The Fund’s notable relative performance was primarily attributable to positive security selection across 9 out of 10 sectors. Specifically, stock selection was strong in the Consumer Staples, Financials, and Energy sectors.

We are pleased with the absolute return of the Fund and the performance of the Fund versus its benchmark. We are encouraged by the activities and current positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2011 and should benefit as the market turns its focus away from macro-economic events and instead concentrates on the improving economy and corporate earnings.

Foreign securities may be subject to a higher degree of market risk due to currency fluctuations, lack of liquidity, and political and economic instability. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

*	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Variable Insurance Trust Socially Responsible Fund Commentary

SOCIALLY RESPONSIBLE FUND
Average Annual Total Return

One Year Ended 12/31/10	11.76%
Five Years Ended 12/31/10	(1.02)%
Ten Years Ended 12/31/10	1.54%

S&P 500 INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	15.06%
Five Years Ended 12/31/10	2.29%
Ten Years Ended 12/31/10	1.41%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in the Socially Responsible Fund
and the S&P 500 Index through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. Recent performance can be found at your particular insurance company.

(1)      The S&P 500 Index is an unmanaged index consisting of 500 stocks. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns since inception would have been lower. For the year ended December 31, 2010, there were no waivers.

Wilshire Variable Insurance Trust Socially Responsible Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of December 31, 2010)

Equity markets exhibited strong returns in 2010 as the markets and economy continued to recover from the financial crisis and subsequent recession witnessed in 2008. Although stocks endured substantial volatility in the first half of the year, a rally in the second half of the year pushed annual returns considerably higher. The S&P 500 Index returned 15.06% for the year. Growth stocks led the markets higher in 2010, continuing the trend from the previous year. The Russell 1000 Growth Index returned 16.71%, outpacing the Russell 1000 Value Index’s return of 15.51%. However, the differential was most notable among smaller-capitalization stocks with the Russell 2000 Growth Index and Russell 2000 Value Index returning 17.11% and 15.36%, respectively. Cyclical-oriented sectors such as Consumer Discretionary, Industrials and Materials advanced the most, each posting returns in excess of 20%. Small cap stocks also posted strong returns in 2010, as the Russell 2000 Index returned 26.85%, largely outperforming larger-cap stocks. The market rebound in 2010 has been generally characterized by investors fluctuating between “risk on” and “risk off” strategies as they processed mixed signals on the strength of global economies and the sustainability of corporate earnings.

The Socially Responsible Fund (the “Fund”) returned 11.76% for the year ended December 31, 2010, lagging the Fund’s benchmark (the S&P 500 Index) return of 15.06%. The Fund’s performance was hampered by negative stock selections in the Energy, Consumer Discretionary and Industrials sectors. A modest underweight position in the Energy sector detracted from performance as well. On the other hand, strong stock selection in the Health Care and Energy sectors benefitted performance.

We are pleased with the absolute return of the Fund yet disappointed by the performance of the Fund versus its benchmark. However, we are encouraged by the activities and current positioning of our sub-adviser, who continues to follow through with the disciplined investment approaches that have made it successful over the long-term. It is our belief that the Fund is well positioned going into 2011 and should benefit as the market turns its focus away from macro-economic events and instead concentrates on the improving economy and corporate earnings.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

*	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Variable Insurance Trust Disclosure of Fund Expenses For the Six Months Ended December 31, 2010 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

Wilshire Variable Insurance Trust Disclosure of Fund Expenses - (Continued) For the Six Months Ended December 31, 2010 (Unaudited)

	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Expense Ratio(1)	Expenses Paid During Period 07/01/10- 12/31/10(2)(3)
Equity Fund(4)
Actual Fund Return	$1,000.00	$1,232.90	0.81%	$ 4.56
Hypothetical 5% Return	$1,000.00	$1,021.12	0.81%	$ 4.13

Balanced Fund(4)
Actual Fund Return	$1,000.00	$1,136.20	0.17%	$ 0.92
Hypothetical 5% Return	$1,000.00	$1,024.35	0.17%	$ 0.87

Income Fund
Actual Fund Return	$1,000.00	$1,027.60	1.07%	$ 5.47
Hypothetical 5% Return	$1,000.00	$1,019.81	1.07%	$ 5.45

Small Cap Growth Fund
Actual Fund Return	$1,000.00	$1,306.80	1.55%	$ 9.01
Hypothetical 5% Return	$1,000.00	$1,017.39	1.55%	$ 7.88

International Equity Fund
Actual Fund Return	$1,000.00	$1,243.20	1.53%	$ 8.65
Hypothetical 5% Return	$1,000.00	$1,017.49	1.53%	$ 7.78

Socially Responsible Fund
Actual Fund Return	$1,000.00	$1,205.50	1.30%	$ 7.23
Hypothetical 5% Return	$1,000.00	$1,018.65	1.30%	$ 6.61

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

(3)	Expenses shown do not include annuity contract fees.

(4)	The expense ratio does not include the expenses of the underlying funds.

Wilshire Variable Insurance Trust Equity Fund Schedule of Investments	December 31, 2010

Shares	Value
COMMON STOCK — 54.8%
Consumer Discretionary — 7.0%
2,446	Advance Auto Parts, Inc.	$161,803
952	Aeropostale, Inc. †	23,457
3,028	Amazon.com, Inc. †	545,040
3,878	American Eagle Outfitters, Inc.	56,735
2,817	Apollo Group, Inc., Class A †	111,243
926	AutoZone, Inc. †	252,418
1,829	Big Lots, Inc. †	55,711
2,766	Cablevision Systems Corp., Class A	93,602
7,277	CBS Corp., Class B	138,627
1,314	Coach, Inc.	72,677
34,131	Comcast Corp. Special, Class A	749,858
3,768	Darden Restaurants, Inc.	174,986
76	DeVry, Inc.	3,647
15,851	DIRECTV, Class A †	632,930
1,180	Dollar Tree, Inc. †	66,175
3,410	DR Horton, Inc.	40,681
2,626	Eastman Kodak Co. †	14,075
7,550	Expedia, Inc.	189,430
4,651	Family Dollar Stores, Inc.	231,201
3,067	Foot Locker, Inc.	60,175
70,261	Ford Motor Co. †	1,179,682
1,755	GameStop Corp., Class A †	40,154
2,903	Gannett Co., Inc.	43,806
15,975	Gap, Inc. (The)	353,686
307	Genuine Parts Co.	15,761
210	Goodyear Tire & Rubber Co. (The) †	2,488
4,897	Harley-Davidson, Inc.	169,779
94	Home Depot, Inc. (The)	3,296
17,763	Interpublic Group of Cos., Inc. (The) †	188,643
22,594	Johnson Controls, Inc.	863,091
43,400	Lowe's Cos., Inc.	1,088,472
9,620	Ltd. Brands, Inc.	295,623
19,644	Macy's, Inc.	496,993
9,526	Marriott International, Inc., Class A	395,710
2,645	McDonald's Corp.	203,030
7,307	McGraw-Hill Cos., Inc. (The)	266,048
883	NetFlix, Inc. †	155,143
4,635	NIKE, Inc., Class B	395,922
3,444	Office Depot, Inc. †	18,598
888	Panera Bread Co., Class A †	89,874
3,437	PetSmart, Inc.	136,861
672	Polaris Industries, Inc.	52,430
4,101	Pulte Group, Inc. †	30,840
4,381	Ross Stores, Inc.	277,098
1,271	Sotheby's	57,195
30,900	Staples, Inc.	703,593
3,974	Starbucks Corp.	127,685
622	Starwood Hotels & Resorts Worldwide, Inc.	37,805
17,203	Target Corp.	1,034,417
8,926	Time Warner Cable, Inc., Class A	589,384
11,705	TJX Cos., Inc.	519,585
13,223	Toll Brothers, Inc. †	251,237
2,819	VF Corp.	242,942
2,934	Walt Disney Co. (The)	110,054
848	Warnaco Group, Inc. (The) †	46,699
200	Washington Post Co. (The), Class B	87,900
886	Whirlpool Corp.	78,703
3,091	Williams-Sonoma, Inc.	110,318
6,487	Wyndham Worldwide Corp.	194,351
866	Wynn Resorts, Ltd.	89,925
		14,719,292

Shares	Value
Consumer Staples — 4.9%
31,245	Altria Group, Inc.	$769,252
6,800	Anheuser-Busch InBev NV ADR	388,212
3,402	Archer-Daniels-Midland Co.	102,332
1,350	BJ's Wholesale Club, Inc. †	64,665
10,521	Coca-Cola Co. (The)	691,966
8,172	Coca-Cola Enterprises, Inc.	204,545
2,390	ConAgra Foods, Inc.	53,966
4,376	Constellation Brands, Inc., Class A †	96,929
2,202	Corn Products International, Inc.	101,292
7,107	Costco Wholesale Corp.	513,197
22,677	Dr. Pepper Snapple Group, Inc.	797,323
1,393	Energizer Holdings, Inc. †	101,550
850	Estee Lauder Cos., Inc. (The), Class A	68,595
432	Kimberly-Clark Corp.	27,233
20,880	Kraft Foods, Inc., Class A	657,929
6,772	Kroger Co. (The)	151,422
3,501	Lorillard, Inc.	287,292
590	Molson Coors Brewing Co., Class B	29,612
6,453	Nestle SA ADR	379,566
9,271	PepsiCo, Inc.	605,675
20,111	Philip Morris International, Inc.	1,177,097
14,334	Procter & Gamble Co. (The)	922,106
5,235	Reynolds American, Inc.	170,765
4,057	Safeway, Inc.	91,242
24,091	Sara Lee Corp.	421,833
1,186	Smithfield Foods, Inc. †	24,467
10,833	Tyson Foods, Inc., Class A	186,544
4,501	Walgreen Co.	175,359
17,395	Wal-Mart Stores, Inc.	938,112
		10,200,078
Energy — 7.0%
9,557	Anadarko Petroleum Corp.	727,861
4,719	Arch Coal, Inc.	165,448
19,305	Chevron Corp.	1,761,581
2,438	Cimarex Energy Co.	215,836
16,993	ConocoPhillips	1,157,223
1,796	Diamond Offshore Drilling, Inc.	120,099
3,300	Ensco PLC ADR	176,154
53,182	Exxon Mobil Corp.	3,888,668
24,087	Halliburton Co.	983,472
501	Helmerich & Payne, Inc.	24,289
7,433	Hess Corp.	568,922
16,644	Marathon Oil Corp.	616,327
6,974	Murphy Oil Corp.	519,912
6,903	Nabors Industries, Ltd. †	161,944
1,241	Newfield Exploration Co. †	89,489
4,499	Occidental Petroleum Corp.	441,352
1,571	Oceaneering International, Inc. †	115,673
3,040	Patterson-UTI Energy, Inc.	65,512
1,830	Peabody Energy Corp.	117,083
4,219	QEP Resources, Inc.	153,192
3,498	Rowan Cos., Inc. †	122,115
19,714	Schlumberger, Ltd.	1,646,119
4,382	Sunoco, Inc.	176,638
1,554	Superior Energy Services, Inc. †	54,374
1,670	Tesoro Corp.	30,962
496	Tidewater, Inc.	26,705
20,583	Valero Energy Corp.	475,879
4,537	Williams Cos., Inc. (The)	112,155
		14,714,984
Financials — 7.9%
9,088	ACE, Ltd.	565,728
2,742	Aflac, Inc.	154,731

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Equity Fund Schedule of Investments - (Continued)	December 31, 2010

Shares	Value
Financials (continued)
1,353	American Financial Group, Inc.	$43,688
2,199	Ameriprise Financial, Inc.	126,552
2,630	Assurant, Inc.	101,308
103,647	Bank of America Corp.	1,382,651
23,067	Bank of New York Mellon Corp. (The)	696,623
7,667	Berkshire Hathaway, Inc., Class B †	614,203
7,161	CB Richard Ellis Group, Inc., Class A †	146,657
53,761	Charles Schwab Corp. (The)	919,851
15,518	Chubb Corp.	925,494
118,758	Citigroup, Inc. †	561,725
85	Cullen/Frost Bankers, Inc.	5,195
1,531	Discover Financial Services	28,369
6,223	Fidelity National Financial, Inc., Class A	85,131
3,461	Goldman Sachs Group, Inc. (The)	582,002
16,153	Hartford Financial Services Group, Inc.	427,893
11,643	Invesco, Ltd.	280,131
1,247	Jones Lang LaSalle, Inc.	104,648
61,111	JPMorgan Chase & Co.	2,592,329
17,753	MetLife, Inc.	788,943
24,800	Morgan Stanley	674,808
8,799	Northern Trust Corp.	487,553
8,366	Principal Financial Group, Inc.	272,397
6,121	Progressive Corp. (The)	121,624
10,581	Prudential Financial, Inc.	621,211
1,203	Reinsurance Group of America, Inc., Class A	64,613
12,660	State Street Corp.	586,664
633	Transatlantic Holdings, Inc.	32,676
18,902	Travelers Cos., Inc. (The)	1,053,030
5,381	Unum Group	130,328
1,816	W.R. Berkley Corp.	49,722
39,155	Wells Fargo & Co.	1,213,414
6,861	XL Group PLC, Class A	149,707
		16,591,599
Health Care — 5.3%
20,493	Abbott Laboratories	981,820
5,149	Aetna, Inc.	157,096
6,885	AmerisourceBergen Corp., Class A	234,916
9,314	Amgen, Inc. †	511,338
24,444	Bristol-Myers Squibb Co.	647,277
12,760	Cardinal Health, Inc.	488,836
7,544	CareFusion Corp. †	193,881
2,744	Cephalon, Inc. †	169,360
436	CIGNA Corp.	15,984
256	DaVita, Inc. †	17,789
18,780	Eli Lilly & Co.	658,051
3,366	Endo Pharmaceuticals Holdings, Inc. †	120,200
6,853	Express Scripts, Inc., Class A †	370,405
8,054	Forest Laboratories, Inc. †	257,567
2,791	Health Net, Inc. †	76,166
6,152	Humana, Inc. †	336,761
26,326	Johnson & Johnson	1,628,263
3,361	King Pharmaceuticals, Inc. †	47,222
2,195	Lincare Holdings, Inc.	58,892
2,867	McKesson Corp.	201,779
10,600	Medtronic, Inc.	393,154
29,769	Merck & Co., Inc.	1,072,875
484	Mylan, Inc. †	10,227
95,976	Pfizer, Inc.	1,680,540
3,457	Pharmaceutical Product Development, Inc.	93,823
397	Thermo Fisher Scientific, Inc. †	21,978
19,128	UnitedHealth Group, Inc.	690,712

Shares	Value
Health Care (continued)
1,019	WellPoint, Inc. †	$57,940
		11,194,852
Industrials — 6.1%
604	3M Co.	52,125
32,600	ABB, Ltd. ADR	731,870
2,706	AGCO Corp. †	137,086
3,353	Avery Dennison Corp.	141,966
16,496	Boeing Co. (The)	1,076,529
2,710	Caterpillar, Inc.	253,819
1,831	Cintas Corp.	51,195
1,027	Corrections Corp. of America †	25,737
3,815	CSX Corp.	246,487
1,039	Cummins, Inc.	114,300
418	Deere & Co.	34,715
12,349	Emerson Electric Co.	705,992
6,592	FedEx Corp.	613,122
829	Gardner Denver, Inc.	57,052
100,269	General Electric Co.	1,833,920
6,876	Honeywell International, Inc.	365,528
1,367	Hubbell, Inc., Class B	82,198
9,000	Ingersoll-Rand PLC	423,810
2,402	Iron Mountain, Inc.	60,074
860	JB Hunt Transport Services, Inc.	35,096
203	Joy Global, Inc.	17,610
1,244	Kansas City Southern †	59,538
4,431	KBR, Inc.	135,012
236	Lincoln Electric Holdings, Inc.	15,404
563	Norfolk Southern Corp.	35,368
2,649	Oshkosh Corp. †	93,351
15,813	PACCAR, Inc.	907,982
9,300	Raytheon Co.	430,962
1,498	Republic Services, Inc., Class A	44,730
1,897	Ryder System, Inc.	99,858
2,477	Shaw Group, Inc. (The) †	84,788
60,413	Southwest Airlines Co.	784,161
1,447	SPX Corp.	103,446
10,010	Textron, Inc.	236,637
427	Thomas & Betts Corp. †	20,624
2,333	Timken Co.	111,354
13,468	Tyco International, Ltd.	558,114
14,859	United Parcel Service, Inc., Class B	1,078,466
2,084	United Technologies Corp.	164,053
21	URS Corp. †	874
30	Waste Connections, Inc.	826
13,111	Waste Management, Inc.	483,402
2,168	WW Grainger, Inc.	299,422
		12,808,603
Information Technology — 11.1%
726	Adobe Systems, Inc. †	22,346
6,132	Advanced Micro Devices, Inc. †	50,160
2,200	Altera Corp.	78,276
1,487	Analog Devices, Inc.	56,015
3,130	AOL, Inc. †	74,212
6,213	Apple, Inc. †	2,004,065
15,287	Applied Materials, Inc.	214,782
16,213	Autodesk, Inc. †	619,337
5,187	BMC Software, Inc. †	244,515
3,651	Broadridge Financial Solutions, Inc.	80,067
59,609	Cisco Systems, Inc. †	1,205,890
4,292	Compuware Corp. †	50,088
27,654	Dell, Inc. †	374,712
66,423	EMC Corp. †	1,521,087

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Equity Fund Schedule of Investments - (Continued)	December 31, 2010

Shares	Value
Information Technology (continued)
4,010	Fidelity National Information Services, Inc.	$109,834
4,102	Google, Inc., Class A †	2,436,465
4,690	Harris Corp.	212,457
16,751	Hewlett-Packard Co.	705,217
59,545	Intel Corp.	1,252,231
11,945	International Business Machines Corp.	1,753,048
10,274	Intuit, Inc. †	506,508
1,573	Jabil Circuit, Inc.	31,602
3,574	Lam Research Corp. †	185,062
2,887	Lexmark International, Inc., Class A †	100,525
15,829	LSI Corp. †	94,816
908	McAfee, Inc. †	42,049
21,103	Micron Technology, Inc. †	169,246
1,329	MICROS Systems, Inc. †	58,290
99,283	Microsoft Corp.	2,771,981
65,445	Motorola Solutions, Inc. †	593,586
2,192	Novell, Inc. †	12,977
1,113	Novellus Systems, Inc. †	35,972
54,147	Oracle Corp.	1,694,801
16,242	Paychex, Inc.	502,040
26,603	QUALCOMM, Inc.	1,316,583
3,100	SAIC, Inc. †	49,166
3,122	SanDisk Corp. †	155,663
469	Solera Holdings, Inc.	24,069
28,700	Symantec Corp. †	480,438
4,346	Synopsys, Inc. †	116,951
13,972	Tellabs, Inc.	94,730
5,784	Teradyne, Inc. †	81,208
5,461	Total System Services, Inc.	83,990
4,307	VeriSign, Inc.	140,710
1,590	Vishay Intertechnology, Inc. †	23,341
7,525	Western Digital Corp. †	255,098
20,511	Western Union Co. (The)	380,889
22,651	Xerox Corp.	260,939
		23,328,034
Materials — 2.4%
2,222	Ashland, Inc.	113,011
1,751	Ball Corp.	119,156
485	Cytec Industries, Inc.	25,734
6,053	Dow Chemical Co. (The)	206,649
3,060	Ecolab, Inc.	154,285
10,648	EI du Pont de Nemours & Co.	531,122
7,201	Freeport-McMoRan Copper & Gold, Inc.	864,768
23,491	International Paper Co.	639,895
1,920	Lubrizol Corp.	205,210
1,436	MeadWestvaco Corp.	37,565
4,690	Monsanto Co.	326,612
4,705	Newmont Mining Corp.	289,028
17,511	Nucor Corp.	767,332
6,008	PPG Industries, Inc.	505,093
429	Scotts Miracle-Gro Co. (The), Class A	21,780
2,996	Sealed Air Corp.	76,248
1,700	Sherwin-Williams Co. (The)	142,375
137	Valspar Corp.	4,724
		5,030,587
Telecommunication Services — 2.1%
7,800	American Tower Corp., Class A †	402,792
52,577	AT&T, Inc.	1,544,712
11,563	Frontier Communications Corp.	112,508
6,460	MetroPCS Communications, Inc. †	81,590

Shares	Value
Telecommunication Services (continued)
87,237	Qwest Communications International, Inc.	$663,874
77,641	Sprint Nextel Corp. †	328,421
2,642	Telephone & Data Systems, Inc.	96,565
28,356	Verizon Communications, Inc.	1,014,578
5,641	Windstream Corp.	78,635
		4,323,675
Utilities — 1.0%
43	Allegheny Energy, Inc.	1,042
27	Alliant Energy Corp.	993
501	Atmos Energy Corp.	15,631
5,701	CenterPoint Energy, Inc.	89,620
8,380	CMS Energy Corp.	155,868
5,344	DTE Energy Co.	242,190
138	Duke Energy Corp.	2,458
7,220	Edison International	278,692
731	Energen Corp.	35,278
2,090	Entergy Corp.	148,035
7,800	Exelon Corp.	324,792
2,821	Integrys Energy Group, Inc.	136,847
782	MDU Resources Group, Inc.	15,851
5,542	NextEra Energy, Inc.	288,128
964	Nicor, Inc.	48,123
2,955	NRG Energy, Inc. †	57,741
680	OGE Energy Corp.	30,967
1,122	Oneok, Inc.	62,238
63	Pepco Holdings, Inc.	1,150
3,487	Questar Corp.	60,709
597	TECO Energy, Inc.	10,626
635	UGI Corp.	20,053
		2,027,032
Total Common Stock (Cost $100,696,342)		114,938,736

INVESTMENT IN UNDERLYING FUND — 44.9%
11,577,485	Wilshire Large Cap Core 130/30 Fund* (Cost $82,441,537)	94,240,728

EXCHANGE-TRADED FUND — 0.3%
4,620	SPDR S&P 500 ETF Trust (Cost $575,592)	581,104

Total Investments — 100.0%
(Cost $183,713,471)		209,760,568

Other Assets & Liabilities, Net — 0.00%		52,917

NET ASSETS — 100.0%		$209,813,485

*    Affiliated Fund.
†    Non-income producing security.
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
PLC — Public Limited Company
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt

As of December 31, 2010, all of the Fund’s investments in securities were considered Level 1. During the year ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Balanced Fund Schedule of Investments	December 31, 2010

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 100.0%
11,286,357	Wilshire Large Cap Core 130/30 Fund*†	$91,306,625
6,535,910	Wilshire Variable Insurance Trust Income Fund*	77,581,251

Total Investments in Underlying Funds
(Cost $156,423,962)		168,887,876

Other Assets & Liabilities, Net — 0.0%		6,486

NET ASSETS — 100.0%		$168,894,362

*	Affiliated Fund.
†
The Fund’s investment in the Wilshire Large Cap Core 130/30 Fund represents greater than 50% of the Fund’s total investments. The Wilshire Large Cap Core 130/30 Fund seeks capital appreciation. For further information, available upon request at no charge, on the Wilshire Large Cap Core 130/30 Fund, please go to the Wilshire Mutual Funds website at http://www.wilfunds.com.

As of December 31, 2010, all of the Fund’s investments in securities were considered Level 1. During the year ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments	December 31, 2010

Maturity Date	Par	Value
ASSET-BACKED SECURITIES — 3.4%
Ameriquest Mortgage Securities, Inc.
0.606%(a)	04/25/34	$103,229	$89,386
Amortizing Residential Collateral Trust
0.541%(a)	01/01/32	28,106	20,941
Bayview Financial Acquisition Trust
0.936%(a)	02/28/44	76,804	71,705
Bear Stearns Asset Backed Securities Trust
0.831%(a)	09/25/34	60,000	53,628
Citigroup Mortgage Loan Trust, Inc.
5.550%	08/25/35	200,000	105,021
Delta Funding Home Equity Loan Trust
7.040%	06/25/27	3,991	4,175
Education Funding Capital Trust I
1.520%(a)	12/15/42	150,000	143,436
1.754%(a)	12/15/42	150,000	141,934
Green Tree Financial Corp.
9.150%	01/15/18	9,794	5,512
Green Tree Home Improvement Loan Trust
7.600%	07/15/20	1,721	1,586
Green Tree Recreational Equipment & Consumer Trust
7.250%	03/15/29	17,025	11,233
Keycorp Student Loan Trust
0.548%(a)	10/25/32	192,716	187,614
Lehman XS Trust
0.521%(a)	02/25/46	240,123	146,893
Morgan Stanley Mortgage Loan Trust
0.411%(a)	03/25/36	138,750	36,920
MSDWCC Heloc Trust
0.451%(a)	07/25/17	17,824	13,798
Nelnet Student Loan Trust
1.768%(a)	04/25/24	200,000	204,701
SACO I, Inc.
0.431%(a)	03/25/36	137,404	43,120
0.521%(a)	06/25/36	128,561	40,983
0.821%(a)	09/25/35	30,956	26,190
Saxon Asset Securities Trust
0.721%(a)	05/25/35	96,453	84,315
Securitized Asset Backed Receivables LLC Trust
0.491%(a)	02/25/37	726,644	348,488
SLM Student Loan Trust
0.732%(a)	09/16/24	300,000	278,033
WaMu Asset-Backed Certificates
0.351%(a)	05/25/47	253,005	239,786
0.431%(a)	05/25/47	1,300,000	734,865
0.551%(a)	05/25/47	1,300,000	526,596

Total Asset-Backed Securities (Cost $5,672,261)			3,560,859

Maturity Date	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 52.8%
Agency Mortgage-Backed Obligations — 43.8%
FHLMC
1.750%	09/10/15	$1,030,000	$1,012,415
5.000%	09/01/33	187,578	198,020
5.000%	08/01/33	502,987	530,986
5.000%	10/01/33	384,914	406,340
5.000%	09/01/33	131,897	139,239
5.000%	09/01/33	386,801	408,332
5.557%(a)	01/01/38	501,954	533,268
5.590%(a)	05/01/37	651,149	689,667
FHLMC TBA
5.500%	01/01/38	100,000	106,562
FHLMC Multifamily Structured Pass Through Certificates, IO
1.522%(a)	08/25/20	459,606	42,515
FNMA
5.500%	04/01/36	668,819	710,051
5.500%	09/01/35	1,504,711	1,618,164
5.500%	08/01/37	480,066	516,262
5.500%	11/01/36	402,360	431,440
5.907%(a)	01/01/37	301,739	322,229
6.000%	12/01/39	1,033,055	1,124,135
7.000%	05/01/32	41,163	47,168
9.750%	11/25/18	384,357	450,168
FNMA TBA
3.500%	01/01/41	3,200,000	3,211,625
4.000%	11/15/34	2,700,000	2,685,658
4.500%	01/01/38	4,800,000	4,926,749
5.000%	01/01/38	2,300,000	2,417,875
5.500%	02/01/38	100,000	106,797
5.500%	01/01/38	3,000,000	3,209,532
6.000%	01/01/38	2,900,000	3,151,938
6.000%	02/01/36	1,000,000	1,085,000
6.500%	01/01/38	2,600,000	2,889,250
GNMA
4.500%	03/15/40	78,264	81,361
5.000%	11/20/40	299,565	318,648
5.000%	09/20/40	198,275	210,905
5.000%	04/15/40	196,366	210,271
5.000%	05/15/40	391,459	419,178
5.000%	08/20/40	2,160,666	2,298,302
5.500%	05/15/36	93,753	101,531
6.000%	03/15/35	725,219	809,332
6.000%	03/15/37	113,215	124,683
6.000%	05/15/33	103,157	114,702
GNMA TBA
3.500%	01/15/41	100,000	96,281
4.000%	01/01/40	2,800,000	2,818,813
4.500%	01/15/40	5,500,000	5,709,688
5.500%	01/01/33	100,000	108,063
6.000%	01/01/34	100,000	109,953
6.000%	01/01/38	100,000	109,485

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments - (Continued)	December 31, 2010

Maturity Date	Par	Value
Agency Mortgage-Backed Obligation (continued)
NCUA Guaranteed Notes
2.650%	10/29/20	$149,260	$145,338
2.900%	10/29/20	10,000	9,723
			46,767,642

Non-Agency Mortgage-Backed Obligations — 9.0%
American Home Mortgage Assets
0.491%(a)	05/25/46	222,783	41,446
Asset Securitization Corp.
6.817%(a)	02/14/43	100,000	107,116
Banc of America Commercial Mortgage, Inc.
5.620%	02/10/51	10,000	10,517
5.658%(a)	06/10/49	60,000	62,885
Banc of America Funding Corp.
3.079%(a)	09/20/35	1,353,903	798,612
Banc of America Mortgage Securities, Inc.
3.467%(a)	02/25/34	18,983	15,855
Bear Stearns Adjustable Rate Mortgage Trust
2.953%(a)	11/25/34	68,577	61,963
3.118%(a)	02/25/34	47,569	42,248
Citigroup Mortgage Loan Trust, Inc.
2.986%(a)	09/25/34	63,798	58,416
3.339%(a)	02/25/34	67,936	67,078
Countrywide Alternative Loan Trust
0.471%(a)	03/20/46	74,752	42,883
0.571%(a)	10/25/35	113,843	75,909
3.075%(a)	09/25/34	111,230	78,581
First Horizon Asset Securities, Inc.
2.763%(a)	02/25/35	302,549	276,211
GE Capital Commercial Mortgage Corp.
5.543%	12/10/49	210,000	216,217
Greenpoint Mortgage Funding Trust
0.471%(a)	04/25/36	545,931	329,978
Harborview Mortgage Loan Trust
0.411%(a)	01/25/47	792,235	504,782
0.481%(a)	05/19/35	128,377	83,491
Homebanc Mortgage Trust
0.561%(a)	05/25/37	112,175	82,125
Impac CMB Trust
0.801%(a)	05/25/35	107,962	80,898
Indymac INDA Mortgage Loan Trust
5.874%(a)	11/25/37	88,803	71,361
Indymac Index Mortgage Loan Trust
0.381%(a)	07/25/36	312,597	174,528
0.461%(a)	06/25/47	276,030	153,514
0.521%(a)	06/25/35	467,416	322,589
2.772%(a)	03/25/35	105,213	80,726
5.047%(a)	09/25/35	71,736	59,650

Maturity Date	Par	Value
Non-Agency Mortgage-Backed Obligations (continued)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.281%(a)	01/12/43	$100,000	$104,547
5.420%	01/15/49	100,000	104,006
LB-UBS Commercial Mortgage Trust
4.954%	09/15/30	500,000	533,305
Luminent Mortgage Trust
0.451%(a)	05/25/46	236,627	135,060
Master Adjustable Rate Mortgages Trust
0.461%(a)	05/25/47	756,275	425,900
1.128%(a)	12/25/46	278,510	90,839
2.763%(a)	02/25/35	259,335	221,775
3.572%(a)	12/25/34	16,815	12,512
Morgan Stanley Capital I
4.989%	08/13/42	240,000	254,128
5.692%(a)	04/15/49	400,000	414,558
6.969%(a)	04/15/33	103,142	103,455
Morgan Stanley Mortgage Loan Trust
0.581%(a)	01/25/35	348,891	264,168
2.658%(a)	07/25/35	157,186	114,911
2.928%(a)	07/25/34	71,880	61,645
2.931%(a)	08/25/34	105,940	87,438
Prime Mortgage Trust
8.000%	07/25/34	155,788	121,774
RBSGC Mortgage Pass Through Certificates
0.711%(a)	01/25/37	293,393	172,952
Residential Accredit Loans, Inc.
0.351%(a)	10/25/46	45,577	45,029
0.621%(a)	01/25/37	317,203	170,957
Residential Asset Securitization Trust
4.750%	02/25/19	405,713	417,501
Sequoia Mortgage Trust
0.461%(a)	07/20/36	297,065	240,736
Structured Adjustable Rate Mortgage Loan Trust
2.508%(a)	01/25/35	125,027	103,256
2.719%(a)	11/25/34	109,243	86,531
Thornburg Mortgage Securities Trust
6.180%(a)	09/25/37	285,876	277,553
6.190%(a)	09/25/37	275,860	256,872
WaMu Mortgage Pass-Through Certificates
0.491%(a)	04/25/45	114,719	96,061
0.581%(a)	08/25/45	300,465	253,957
2.657%(a)	02/25/33	72,774	70,944
2.721%(a)	10/25/35	166,810	159,784
5.489%(a)	11/25/36	300,000	220,033
Washington Mutual MSC Mortgage Pass-Through Certificates
2.698%(a)	01/25/35	45,081	42,751

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments - (Continued)	December 31, 2010

Maturity Date	Par	Value
Non-Agency Mortgage-Backed Obligations (continued)
Wells Fargo Mortgage Backed Securities Trust
2.904%(a)	04/25/36	$45,873	$41,786
			9,606,303

Total Collateralized Mortgage Obligations (Cost $58,376,071)			56,373,945

CORPORATE BONDS — 27.4%
Consumer Discretionary — 2.6%
Boyd Gaming Corp.
7.125%	02/01/16	10,000	8,975
Cablevision Systems Corp.
7.750%	04/15/18	510,000	534,225
Cengage Learning Acquisitions, Inc.
10.500%(b)	01/15/15	10,000	10,325
Comcast Corp.
6.500%	01/15/15	665,000	757,254
Cricket Communications, Inc.
7.750%	05/15/16	80,000	83,000
CSC Holdings LLC
8.625%	02/15/19	10,000	11,300
Daimler Finance North America LLC
6.500%	11/15/13	30,000	33,962
7.300%	01/15/12	135,000	143,435
DISH DBS Corp.
7.000%	10/01/13	20,000	21,350
7.750%	05/31/15	40,000	42,500
7.875%	09/01/19	45,000	47,025
Inn of the Mountain Gods Resort & Casino
12.000%(c)(h)	11/15/10	10,000	5,213
McDonald's Corp. MTN
5.350%	03/01/18	80,000	89,896
MGM Resorts International
7.625%	01/15/17	20,000	18,700
10.375%	05/15/14	5,000	5,612
11.125%	11/15/17	20,000	23,000
Mohegan Tribal Gaming Authority
8.000%	04/01/12	5,000	4,175
Motors Liquidation Co.
8.250%(c)	07/15/23	70,000	24,325
8.375%(c)	07/05/33	30,000	13,234
News America, Inc.
6.650%	11/15/37	10,000	11,076
Qwest Corp.
6.875%	09/15/33	20,000	19,650
Reed Elsevier Capital, Inc.
8.625%	01/15/19	120,000	152,567
Service Corp. International
7.500%	04/01/27	30,000	28,725
Station Casinos, Inc.
6.000%(c)(h)	04/01/12	20,000	2
7.750%(c)(h)	08/15/16	70,000	7

Maturity Date	Par	Value
Consumer Discretionary (continued)
Time Warner Cable, Inc.
5.875%	11/15/40	$160,000	$158,297
6.750%	06/15/39	50,000	55,224
7.300%	07/01/38	130,000	152,011
8.250%	04/01/19	180,000	223,591
8.750%	02/14/19	80,000	101,953
Verizon Global Funding Corp.
4.375%	06/01/13	35,000	37,416
			2,818,025
Consumer Staples — 1.1%
Altria Group, Inc.
9.250%	08/06/19	170,000	221,857
CVS Caremark Corp.
6.600%	03/15/19	380,000	444,930
Kraft Foods, Inc.
5.375%	02/10/20	280,000	301,355
PepsiCo, Inc.
7.900%	11/01/18	41,000	52,832
Reynolds American, Inc.
6.750%	06/15/17	90,000	100,595
			1,121,569
Energy — 4.4%
Anadarko Petroleum Corp.
6.450%	09/15/36	90,000	89,765
8.700%	03/15/19	10,000	12,212
Apache Corp.
6.000%	09/15/13	180,000	202,121
Baker Hughes, Inc.
7.500%	11/15/18	200,000	250,789
Chesapeake Energy Corp.
7.250%	12/15/18	85,000	87,975
Complete Production Services, Inc.
8.000%	12/15/16	75,000	77,625
ConocoPhillips
4.750%	10/15/12	80,000	85,671
5.900%	05/15/38	210,000	230,986
Consol Energy, Inc.
8.000%(b)	04/01/17	30,000	31,950
El Paso Corp. MTN
7.800%	08/01/31	611,000	607,788
Energy Transfer Partners LP
6.700%	07/01/18	160,000	181,515
Enterprise Products Operating LLC
6.500%	01/31/19	250,000	283,863
Hess Corp.
7.300%	08/15/31	167,000	200,286
7.875%	10/01/29	60,000	75,301
8.125%	02/15/19	160,000	202,139
Kerr-McGee Corp.
6.950%	07/01/24	10,000	10,870
7.875%	09/15/31	205,000	235,001

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments - (Continued)	December 31, 2010

Maturity Date	Par	Value
Energy (continued)
Kinder Morgan Energy Partners LP
5.000%	12/15/13	$25,000	$27,162
5.850%	09/15/12	10,000	10,723
6.000%	02/01/17	150,000	165,608
6.750%	03/15/11	10,000	10,111
6.950%	01/15/38	10,000	10,866
7.125%	03/15/12	5,000	5,334
Occidental Petroleum Corp.
7.000%	11/01/13	320,000	369,991
Pemex Project Funding Master Trust
6.625%	06/15/35	207,000	210,621
SandRidge Energy, Inc.
9.875%(b)	05/15/16	80,000	84,600
Southern Natural Gas Co.
5.900%(b)	04/01/17	30,000	32,171
8.000%	03/01/32	75,000	85,923
Tennessee Gas Pipeline Co.
7.625%	04/01/37	150,000	166,991
Williams, Inc.
7.500%	01/15/31	269,000	302,101
7.750%	06/15/31	60,000	67,672
Williams Partners
5.250%	03/15/20	240,000	248,784
			4,664,515
Financials — 11.5%
Ally Financial, Inc.
6.875%	09/15/11	354,000	363,735
7.250%	03/02/11	104,000	104,520
8.000%	03/15/20	170,000	185,725
American Express Co.
6.800%(a)	09/01/66	115,000	113,850
American Express Credit Corp. MTN
5.125%	08/25/14	230,000	247,982
5.875%	05/02/13	70,000	76,128
American General Finance Corp. MTN
6.900%	12/15/17	120,000	96,900
American International Group, Inc.
5.850%	01/16/18	40,000	41,246
6.250%	03/15/37	200,000	176,870
6.400%	12/15/20	480,000	503,620
Anadarko Finance Co.
7.500%	05/01/31	100,000	110,575
BAC Capital Trust XIV
5.630%(a)	03/15/12	10,000	7,102
Bank of America Corp.
7.625%	06/01/19	370,000	426,031
Bear Stearns LLC
7.250%	02/01/18	60,000	71,104
Berkshire Hathaway, Inc.
3.200%	02/11/15	180,000	185,738
Boeing Capital Corp.
4.700%	10/27/19	70,000	74,214
Caterpillar Financial Services Corp. MTN
6.200%	09/30/13	260,000	291,898

Maturity Date	Par	Value
Financials (continued)
Citigroup, Inc.
5.000%	09/15/14	$315,000	$325,861
5.500%	10/15/14	30,000	32,323
6.000%	12/13/13	290,000	316,893
6.010%	01/15/15	230,000	252,316
6.500%	08/19/13	60,000	65,924
6.875%	03/05/38	290,000	321,679
Countrywide Financial Corp.
6.250%	05/15/16	50,000	51,274
FIA Card Services
7.125%	11/15/12	510,000	551,480
Ford Motor Credit Co. LLC
5.552%(a)	06/15/11	103,000	104,545
7.375%	02/01/11	60,000	60,179
8.000%	12/15/16	420,000	469,333
12.000%	05/15/15	340,000	427,699
General Electric Capital Corp. MTN
5.625%	05/01/18	260,000	283,962
6.375%(a)	11/15/67	420,000	415,800
6.875%	01/10/39	470,000	543,160
Goldman Sachs Capital II
5.793%(a)	12/29/49	20,000	16,950
Goldman Sachs Group, Inc. MTN
3.625%	08/01/12	30,000	30,960
4.750%	07/15/13	20,000	21,305
5.250%	10/15/13	40,000	43,289
5.300%	02/14/12	10,000	10,464
5.375%	03/15/20	310,000	320,342
5.450%	11/01/12	50,000	53,476
6.000%	06/15/20	10,000	10,807
6.600%	01/15/12	310,000	327,813
HSBC Finance Corp.
6.375%	11/27/12	40,000	43,367
JPMorgan Chase & Co.
4.250%	10/15/20	110,000	107,431
4.400%	07/22/20	140,000	137,794
5.125%	09/15/14	545,000	579,919
5.150%	10/01/15	200,000	211,524
5.750%	01/02/13	195,000	211,294
Lehman Brothers Holdings Capital Trust VII MTN
5.857%(c)	11/29/49	200,000	20
Lehman Brothers Holdings, Inc. MTN
6.500%(c)	07/19/17	160,000	88
6.750%(c)	12/28/17	340,000	34
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/18	70,000	76,716
MetLife, Inc.
4.750%	02/08/21	80,000	81,682
5.875%	02/06/41	160,000	168,693
6.400%	12/15/36	40,000	37,600
Morgan Stanley MTN
0.739%(a)	10/18/16	40,000	36,943
5.625%	01/09/12	300,000	313,243
5.750%	08/31/12	70,000	74,853
6.625%	04/01/18	100,000	108,477

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments - (Continued)	December 31, 2010

Maturity Date	Par	Value
Financials (continued)
Private Export Funding Corp.
4.950%	11/15/15	$260,000	$290,653
SLM Corp. MTN
5.000%	04/15/15	10,000	9,634
5.050%	11/14/14	50,000	47,784
5.375%	05/15/14	345,000	346,700
5.625%	08/01/33	35,000	27,463
SunTrust Capital VIII
6.100%(a)	12/15/36	50,000	45,750
SunTrust Preferred Capital I
5.853%(a)	12/15/11	11,000	8,360
Wachovia Capital Trust III
5.800%(a)	12/31/49	320,000	277,600
Wachovia Corp.
5.625%	10/15/16	690,000	750,612
Wells Fargo & Co.
5.000%	11/15/14	5,000	5,309
5.300%	08/26/11	90,000	92,763
Wells Fargo Capital X
5.950%	12/15/36	100,000	96,526
			12,323,904
Health Care — 2.5%
Abbott Laboratories
5.125%	04/01/19	320,000	352,341
Community Health Systems, Inc.
8.875%	07/15/15	70,000	73,500
GlaxoSmithKline Capital, Inc.
5.650%	05/15/18	380,000	434,503
HCA, Inc.
6.250%	02/15/13	14,000	14,280
6.300%	10/01/12	59,000	60,328
7.500%	11/15/95	20,000	15,900
7.690%	06/15/25	30,000	28,800
9.125%	11/15/14	10,000	10,487
9.250%	11/15/16	60,000	64,162
HCA, Inc. PIK
9.625%	11/15/16	21,037	22,536
Humana, Inc.
7.200%	06/15/18	130,000	146,854
Medtronic, Inc.
4.450%	03/15/20	80,000	83,054
Tenet Healthcare Corp.
8.875%	07/01/19	700,000	791,000
9.000%	05/01/15	60,000	66,600
9.250%	02/01/15	71,000	75,615
10.000%	05/01/18	60,000	69,900
UnitedHealth Group, Inc.
3.875%	10/15/20	30,000	28,621
5.700%	10/15/40	60,000	59,740
6.000%	02/15/18	40,000	45,406
WellPoint, Inc.
5.875%	06/15/17	20,000	22,356
Wyeth
5.950%	04/01/37	200,000	221,325
			2,687,308

Maturity Date	Par	Value
Industrials — 0.9%
Boeing Co.
4.875%	02/15/20	$40,000	$43,060
6.000%	03/15/19	100,000	115,052
Delta Air Lines, Inc.
6.821%	08/10/22	325,023	344,524
RailAmerica, Inc.
9.250%	07/01/17	96,000	105,480
United Parcel Service, Inc.
4.500%	01/15/13	330,000	353,008
			961,124
Materials — 0.5%
Alcoa, Inc.
6.000%	07/15/13	10,000	11,004
Freeport-McMoRan Copper & Gold, Inc.
8.375%	04/01/17	345,000	381,656
PPG Industries, Inc.
5.750%	03/15/13	30,000	32,561
6.650%	03/15/18	30,000	34,504
Steel Dynamics, Inc.
6.750%	04/01/15	60,000	60,750
7.375%	11/01/12	5,000	5,275
Westlake Chemical Corp.
6.625%	01/15/16	8,000	8,270
			534,020
Telecommunication Services — 1.3%
AT&T, Inc.
5.100%	09/15/14	80,000	87,528
6.550%	02/15/39	110,000	119,730
Bellsouth Capital Funding Corp.
7.875%	02/15/30	160,000	192,777
BellSouth Corp.
4.750%	11/15/12	10,000	10,667
New Cingular Wireless Services, Inc.
8.125%	05/01/12	85,000	92,853
Qwest Communications International, Inc.
7.500%	02/15/14	28,000	28,350
Sprint Capital Corp.
6.900%	05/01/19	230,000	227,125
8.375%	03/15/12	40,000	42,500
8.750%	03/15/32	25,000	25,250
Verizon Communications, Inc.
5.500%	02/15/18	210,000	230,778
6.100%	04/15/18	165,000	187,427
Windstream Corp.
8.625%	08/01/16	85,000	89,462
			1,334,447
Utilities — 2.6%
AES Corp. (The)
7.750%	03/01/14	3,000	3,202
7.750%	10/15/15	70,000	74,725
8.000%	06/01/20	240,000	254,400
8.875%	02/15/11	9,000	9,045
Dominion Resources, Inc.
5.700%	09/17/12	260,000	279,772

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments - (Continued)	December 31, 2010

Maturity Date	Par	Value
Utilities (continued)
Duke Energy Carolinas LLC
5.625%	11/30/12	$380,000	$411,775
Energy Future Holdings Corp. PIK
11.250%	11/01/17	271,618	162,971
Energy Future Intermediate Holding Co. LLC
10.000%	12/01/20	612,000	631,139
Exelon Corp.
5.625%	06/15/35	200,000	190,414
FirstEnergy Corp.
6.450%	11/15/11	7,000	7,285
7.375%	11/15/31	360,000	379,498
NRG Energy, Inc.
7.375%	01/15/17	20,000	20,600
7.375%	02/01/16	35,000	35,875
Pacific Gas & Electric Co.
5.800%	03/01/37	10,000	10,598
6.050%	03/01/34	190,000	208,031
8.250%	10/15/18	20,000	25,985
Tennessee Valley Authority
5.250%	09/15/39	100,000	105,722
			2,811,037
Total Corporate Bonds (Cost $28,230,967)			29,255,949

FOREIGN BONDS (f) — 10.1%
Australia — 2.0%
BHP Billiton Finance USA, Ltd.
6.500%	04/01/19	280,000	332,960
Commonwealth Bank of Australia
2.500%	12/10/12	1,000,000	1,030,662
Rio Tinto Finance USA, Ltd.
6.500%	07/15/18	250,000	291,461
9.000%	05/01/19	400,000	537,218
			2,192,301
Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
5.375%	01/15/20	230,000	249,225

Canada — 1.9%
Conoco Funding Co.
7.250%	10/15/31	35,000	43,275
Hydro Quebec
6.300%	05/11/11	60,000	61,236
Province of Ontario Canada
2.700%	06/16/15	490,000	498,841
3.150%	12/15/17	1,010,000	1,003,754
4.000%	10/07/19	380,000	390,362
Rogers Communications, Inc.
6.375%	03/01/14	10,000	11,236
6.750%	03/15/15	10,000	11,608
Teck Resources, Ltd.
9.750%	05/15/14	4,000	5,006
10.250%	05/15/16	6,000	7,425
			2,032,743

Maturity Date	Par	Value
Cayman Islands — 0.6%
MUFG Capital Finance 1, Ltd.
6.346%(a)	07/25/49	$100,000	$100,769
Petrobras International Finance Co.
5.750%	01/20/20	10,000	10,376
6.125%	10/06/16	90,000	99,002
Systems 2001 AT LLC
6.664%(b)	09/15/13	247,333	271,349
Vale Overseas, Ltd.
6.875%	11/21/36	185,000	203,497
			684,993
France — 0.1%
Cie Generale de Geophysique-Veritas
7.500%	05/15/15	25,000	25,438
7.750%	05/15/17	70,000	71,750
			97,188
Luxembourg — 0.8%
FMC Finance III SA
6.875%	07/15/17	145,000	153,700
Intelsat Jackson Holdings SA
9.500%	06/15/16	15,000	15,825
Telecom Italia Capital SA
4.950%	09/30/14	40,000	40,982
5.250%	11/15/13	35,000	36,463
5.250%	10/01/15	210,000	215,010
6.999%	06/04/18	30,000	31,765
Tyco International Finance SA
6.000%	11/15/13	210,000	232,961
6.750%	02/15/11	80,000	80,555
			807,261
Mexico — 0.4%
America Movil SAB de CV
5.000%	03/30/20	100,000	103,945
5.625%	11/15/17	80,000	87,212
Kansas City Southern de Mexico SA de CV
12.500%	04/01/16	36,000	44,100
Mexico Government International Bond MTN
6.750%	09/27/34	152,000	171,000
			406,257
Netherlands — 0.4%
Deutsche Telekom International Finance BV
5.750%	03/23/16	195,000	218,397
Shell International Finance BV
4.375%	03/25/20	230,000	241,237
			459,634
Russia — 0.5%
Russia Federation
7.500% (e)	03/31/30	443,025	512,359

Sweden — 0.2%
Svensk Exportkredit AB
1.750%	10/20/15	170,000	163,967

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments - (Continued)	December 31, 2010

Maturity Date	Par	Value
Switzerland — 0.3%
UBS AG MTN
3.875%	01/15/15	$260,000	$267,962

United Kingdom — 2.7%
Barclays Bank PLC
5.000%	09/22/16	200,000	211,640
5.200%	07/10/14	200,000	216,016
BP Capital Markets PLC
3.875%	03/10/15	90,000	92,834
5.250%	11/07/13	270,000	292,414
Diageo Capital PLC
4.828%	07/15/20	390,000	411,516
Nationwide Building Society
2.500%	08/17/12	1,000,000	1,025,289
Royal Bank of Scotland Group PLC MTN
5.000%	10/01/14	30,000	28,859
3.950%	09/21/15	190,000	186,776
4.875%	03/16/15	100,000	102,292
5.000%	11/12/13	30,000	29,626
5.050%	01/08/15	60,000	57,725
6.400%	10/21/19	180,000	181,144
7.640%	09/29/17	100,000	66,500
			2,902,631

Total Foreign Bonds (Cost $10,393,822)			10,776,521

MUNICIPAL BONDS — 0.8%
Kentucky Higher Education Student Loan Corp., RB
1.487% (a)	05/01/34	50,000	49,075
Los Angeles Department of Water & Power RB
6.574%	07/01/45	70,000	71,393
Municipal Electric Authority of Georgia RB
6.655%	04/01/57	40,000	38,689
6.637%	04/01/57	60,000	58,650
North Carolina State Education Assistance Authority RB
1.200%	07/25/41	200,000	194,180
North Texas Higher Education Authority RB
1.190% (a)	07/01/30	215,000	207,984
Northstar Education Finance, Inc. RB
1.761% (a)	01/29/46	200,000	167,812
State of California, Build America Bonds GO
7.300%	10/01/39	100,000	100,710

Total Municipal Bonds
(Cost $894,792)			888,493

	Maturity Date	Par	Value
U.S. TREASURY OBLIGATIONS — 10.3%
U.S. Treasury Bonds
8.000%	11/15/21	$1,050,000	$1,485,099
4.375%	05/15/40	1,395,000	1,401,752
U.S. Treasury Inflationary Protection Securities (g)
3.875%	04/15/29	360,000	642,351
3.625%	04/15/28	80,000	139,644
2.500%	01/15/29	1,015,000	1,173,222
2.375%	01/15/27	40,000	48,211
2.125%	02/15/40	340,000	364,151
U.S. Treasury Notes
3.500%	05/15/20	650,000	665,847
2.625%	08/15/20	170,000	161,168
2.625%	11/15/20	40,000	37,731
2.125%	12/31/15	4,117,000	4,138,870
0.500%	11/15/13	10,000	9,871
U.S. Treasury STRIPS
4.787% (d)	11/15/24	680,000	382,376
4.718% (d)	02/15/25	680,000	377,539

Total U.S. Treasury Obligations (Cost $10,829,248)			11,027,832

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.9%
FHLMC
9.193% (d)	03/15/31	1,170,000	419,981
4.000%	12/15/38	200,000	195,629
0.750% (e)	06/30/11	880,000	870,442
0.230% (d)	04/19/11	1,000,000	999,310
FNMA
7.569% (d)	10/09/19	920,000	580,906
6.625%	11/15/30	490,000	618,267
5.250%	08/01/12	280,000	299,124
5.125%	01/02/14	1,180,000	1,293,799
5.000%	12/01/35	16,590	17,526
5.000%	06/01/35	66,490	70,240
2.000%	04/15/13	810,000	813,191
1.250%	08/16/13	1,200,000	1,200,880

Total U.S. Government & Agency Obligations (Cost $7,320,536)			7,379,295

Shares
	PREFERRED STOCK — 0.2%
5,800	Citigroup Capital XII, 8.500%	153,468
14,850	Federal Home Loan Mortgage Corp., Series Z, 8.375%	9,341
500	Federal National Mortgage Association, Series O, 0.000%	380
10,775	Federal National Mortgage Association, Series S, 8.250%	6,034
2,000	Motors Liquidation Co., Series C, Cnv †, 6.250%	16,700
6,250	Motors Liquidation Co., Series B Cnv †, 5.250%	51,250

Total Preferred Stock (Cost $974,010)		237,173

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments - (Continued)	December 31, 2010

Shares		Value
	ESCROW SECURITY — 0.0%
10,000	CB Premiere Escrow Security † (h) (i)(Cost $-)	$—

Total Investments — 111.9% (Cost $122,691,707)		119,500,067

Other Assets & Liabilities, Net — (11.9)%		(12,738,093)

NET ASSETS — 100.0%		$106,761,974

	Maturity Date	Par
TBA SALES COMMITMENTS — (12.6)%
COLLATERALIZED MORTGAGE OBLIGATIONS — (12.6)%
FNMA TBA
6.000%	01/01/38	$(1,900,000)	$(2,065,063)
5.500%	01/01/38	(2,100,000)	(2,246,672)
5.000%	01/01/38	(2,100,000)	(2,207,625)
4.500%	01/01/38	(4,000,000)	(4,105,624)
4.000%	11/15/34	(2,700,000)	(2,685,658)
3.500%	01/01/41	(100,000)	(95,500)

Total TBA Sales Commitments (Proceeds $13,362,828)			$(13,406,142)

†	Non-income producing security.
(a)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2010.
(b)
Security sold within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Trustees.

(c)	Security is in default on interest payments.
(d)	Zero Coupon Bond. The rate shown is the effective yield at time of purchase.
(e)	Step Bond - The rate shown is the effective yield on December 31, 2010. The coupon on a step bond changes on a specified date.
(f)	Foreign security denominated in U.S. currency.
(g)	Inflation protected security. Principal amount periodically adjusted for inflation.
(h)	Security considered illiquid. The total value of such securities as of December 31, 2010 was $5,222 and represented 0.00% of Net Assets.
(i)	Security fair valued using methods determined in good faith by the Pricing Committee. As of December 31, 2010, the total market value of this security was $0 and represented 0.0% of Net Assets.

Cnv — Convertible
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
IO — Interest Only
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
NCUA — National Credit Union Association
PIK — Payment-in-Kind
PLC — Public Limited Company
RB — Revenue Bond
STRIPS — Separately Traded Registered Interest and Principal Security
TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value.

Investments in Securities	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$3,560,859	$—		$3,560,859
Collateralized Mortgage Obligations	—	56,373,945	—		56,373,945
Corporate Bonds	—	29,255,949	—		29,255,949
Foreign Bonds	—	10,776,521	—		10,776,521
Municipal Bonds	—	888,493	—		888,493
U.S. Treasury Obligations	—	11,027,832	—		11,027,832
U.S. Government & Agency Obligations	—	7,379,295	—		7,379,295
Preferred Stock	169,223	67,950	—		237,173
Escrow Security	—	—	—	††	—
Total Investments in Securities	$169,223	$119,330,844	$—		$119,500,067

TBA Sales Commitments	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$(13,406,142)	$—	$(13,406,142)

††
This security was categorized as Level 3 and had a market value of $0 as of December 31, 2010 and the value has remained zero throughout the year ended December 31, 2010. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the year ended December 31, 2010.

For the year ended December 31, 2010, the transfers out of Level 1 and into Level 2 were $67,950. The transfers were related to the use of trading versus bid prices of preferred stock. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments	December 31, 2010

Shares	Value

COMMON STOCK — 99.0%††
Consumer Discretionary — 15.1%
1,166	99 Cents Only Stores †	$18,586
627	AFC Enterprises, Inc. †	8,715
584	Ambassadors Group, Inc.	6,716
1,778	American Axle & Manufacturing Holdings, Inc. †	22,865
79	American Greetings Corp., Class A	1,751
545	American Public Education, Inc. †	20,296
146	America's Car-Mart, Inc. †	3,954
10,529	Amerigon, Inc. †	114,556
812	Ameristar Casinos, Inc.	12,691
1,743	AnnTaylor Stores Corp. †	47,741
789	Arbitron, Inc.	32,759
353	Archipelago Learning, Inc. †	3,463
869	Asbury Automotive Group, Inc. †	16,059
1,656	Ascena Retail Group, Inc. †	43,751
434	Ballantyne Strong, Inc. †	3,372
2,734	Belo Corp., Class A †	19,357
616	Big 5 Sporting Goods Corp.	9,406
6,428	BJ's Restaurants, Inc. †	227,744
373	Blue Nile, Inc. †	21,284
50	Blyth, Inc.	1,724
106	Body Central Corp. †	1,513
130	Bon-Ton Stores, Inc. (The)	1,646
253	Bravo Brio Restaurant Group, Inc. †	4,850
576	Bridgepoint Education, Inc. †	10,944
884	Brown Shoe Co., Inc.	12,314
2,630	Brunswick Corp.	49,286
734	Buckle, Inc. (The)	27,723
536	Buffalo Wild Wings, Inc. †	23,504
574	California Pizza Kitchen, Inc. †	9,919
500	Cambium Learning Group, Inc. †	1,720
497	Capella Education Co. †	33,090
227	Caribou Coffee Co., Inc. †	2,288
180	Carmike Cinemas, Inc. †	1,390
389	Carrols Restaurant Group, Inc. †	2,886
1,760	Carter's, Inc. †	51,938
1,120	Casual Male Retail Group, Inc. †	5,309
831	Cato Corp. (The), Class A	22,778
46	Cavco Industries, Inc. †	2,148
608	CEC Entertainment, Inc. †	23,609
1,787	Cheesecake Factory, Inc. (The) †	54,789
243	Cherokee, Inc.	4,571
695	Children's Place Retail Stores, Inc. (The) †	34,500
617	Christopher & Banks Corp.	3,794
64	Churchill Downs, Inc.	2,778
15,017	Cinemark Holdings, Inc.	258,893
443	Citi Trends, Inc. †	10,876
940	Coinstar, Inc. †	53,054
1,813	Coldwater Creek, Inc. †	5,747
1,315	Collective Brands, Inc. †	27,746
1,816	Cooper Tire & Rubber Co.	42,821
48	Core-Mark Holding Co., Inc. †	1,708
2,631	Corinthian Colleges, Inc. †	13,707
161	CPI Corp.	3,631
654	Cracker Barrel Old Country Store, Inc.	35,819
2,543	CROCS, Inc. †	43,536
280	Culp, Inc. †	2,901
3,842	Dana Holding Corp. †	66,121
1,148	Deckers Outdoor Corp. †	91,541
2,955	Denny's Corp. †	10,579
151	Destination Maternity Corp. †	5,727
532	DineEquity, Inc. †	26,270

Shares	Value
Consumer Discretionary (continued)
396	Domino's Pizza, Inc. †	$6,316
337	Dorman Products, Inc. †	12,213
216	Drew Industries, Inc.	4,907
2,791	Drugstore.com, Inc. †	6,168
421	DSW, Inc., Class A †	16,461
7,981	Eastman Kodak Co. †	42,778
173	Einstein Noah Restaurant Group, Inc.	2,431
834	Empire Resorts, Inc. †	859
596	Entercom Communications Corp., Class A †	6,902
1,521	Entravision Communications Corp., Class A †	3,909
254	Ethan Allen Interiors, Inc.	5,082
554	Exide Technologies †	5,213
9,419	Express, Inc.	177,077
453	Finish Line, Inc. (The), Class A	7,787
454	Fuel Systems Solutions, Inc. †	13,338
72	Genesco, Inc. †	2,699
458	G-III Apparel Group, Ltd. †	16,099
492	Global Sources, Ltd. †	4,684
85	Gordmans Stores, Inc. †	1,425
918	Grand Canyon Education, Inc. †	17,984
161	Group 1 Automotive, Inc.	6,723
1,159	Harte-Hanks, Inc.	14,800
389	hhgregg, Inc. †	8,149
854	Hibbett Sports, Inc. †	31,513
4,083	Home Inns & Hotels Management, Inc. ADR †	167,240
592	HOT Topic, Inc.	3,712
1,153	HSN, Inc. †	35,328
1,193	Interval Leisure Group, Inc. †	19,255
624	iRobot Corp. †	15,525
1,513	Jack in the Box, Inc. †	31,970
1,784	Jamba, Inc. †	4,050
812	Jo-Ann Stores, Inc. †	48,899
1,308	Joe's Jeans, Inc. †	2,040
816	JOS A Bank Clothiers, Inc. †	32,901
218	Journal Communications, Inc., Class A †	1,101
745	K12, Inc. †	21,352
500	Kirkland's, Inc. †	7,015
829	Knology, Inc. †	12,957
1,734	Krispy Kreme Doughnuts, Inc. †	12,103
411	K-Swiss, Inc., Class A †	5,125
155	Lacrosse Footwear, Inc.	2,542
171	La-Z-Boy, Inc. †	1,542
868	Leapfrog Enterprises, Inc., Class A †	4,817
203	Learning Tree International, Inc.	1,941
1,370	Lee Enterprises, Inc. †	3,370
1,102	Life Time Fitness, Inc. †	45,171
420	Lincoln Educational Services Corp.	6,514
1,446	Lions Gate Entertainment Corp. †	9,413
75	Lithia Motors, Inc., Class A	1,072
2,809	Liz Claiborne, Inc. †	20,112
238	LodgeNet Interactive Corp. †	1,012
656	Lumber Liquidators Holdings, Inc. †	16,341
680	Maidenform Brands, Inc. †	16,164
329	Marine Products Corp. †	2,191
834	Martha Stewart Living Omnimedia, Class A †	3,686
898	Matthews International Corp., Class A	31,412
1,786	McClatchy Co. (The), Class A †	8,341
193	McCormick & Schmick's Seafood Restaurants, Inc. †	1,754
173	Media General, Inc., Class A †	1,000
442	Midas, Inc. †	3,585

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	December 31, 2010

Shares	Value
Consumer Discretionary (continued)
5,071	Monro Muffler Brake, Inc.	$175,389
256	Morgans Hotel Group Co. †	2,322
14,040	National American University Holdings, Inc.	103,054
7,768	National CineMedia, Inc.	154,661
797	Nutrisystem, Inc.	16,761
910	OfficeMax, Inc. †	16,107
592	Orbitz Worldwide, Inc. †	3,309
438	Overstock.com, Inc. †	7,218
390	Oxford Industries, Inc.	9,988
486	Papa John's International, Inc. †	13,462
351	Peet's Coffee & Tea, Inc. †	14,651
502	Penske Automotive Group, Inc. †	8,745
684	PetMed Express, Inc.	12,182
684	PF Chang's China Bistro, Inc.	33,147
3,100	Pier 1 Imports, Inc. †	32,550
130	Pinnacle Entertainment, Inc. †	1,823
474	Playboy Enterprises, Inc., Class B †	2,474
924	Polaris Industries, Inc.	72,091
1,480	Pool Corp.	33,359
222	Pre-Paid Legal Services, Inc. †	13,375
144	ReachLocal, Inc. †	2,867
282	Rentrak Corp. †	8,505
687	Retail Ventures, Inc. †	11,198
273	RG Barry Corp.	3,036
436	Rue21, Inc. †	12,779
908	Ruth's Hospitality Group, Inc. †	4,204
2,534	Sally Beauty Holdings, Inc. †	36,819
996	Scientific Games Corp., Class A †	9,920
553	Sealy Corp. †	1,615
1,375	Select Comfort Corp. †	12,554
54	Shoe Carnival, Inc. †	1,458
1,601	Shuffle Master, Inc. †	18,331
6,199	Shutterfly, Inc. †	217,151
1,026	Skechers U.S.A., Inc., Class A †	20,520
1,691	Smith & Wesson Holding Corp. †	6,324
193	Sonic Automotive, Inc., Class A	2,555
1,818	Sonic Corp. †	18,398
6,992	Sotheby's	314,640
145	Standard Motor Products, Inc.	1,986
335	Stein Mart, Inc.	3,099
446	Steiner Leisure, Ltd. †	20,828
3,994	Steven Madden, Ltd. †	166,630
458	Stoneridge, Inc. †	7,232
583	Sturm Ruger & Co., Inc.	8,914
337	Summer Infant, Inc. †	2,555
180	Superior Industries International, Inc.	3,820
400	SuperMedia, Inc. †	3,484
273	Systemax, Inc. †	3,849
1,815	Talbots, Inc. †	15,464
6,580	Tenneco, Inc. †	270,833
1,699	Texas Roadhouse, Inc., Class A †	29,172
820	Timberland Co. (The), Class A †	20,164
153	Tower International, Inc. †	2,707
753	True Religion Apparel, Inc. †	16,762
8,018	Ulta Salon Cosmetics & Fragrance, Inc. †	272,612
7,437	Under Armour, Inc., Class A †	407,845
153	Universal Electronics, Inc. †	4,341
626	Universal Technical Institute, Inc.	13,784
11,078	US Auto Parts Network, Inc. †	93,055
1,478	Valassis Communications, Inc. †	47,813
262	Vera Bradley, Inc. †	8,646
422	Vitacost.com, Inc. (a)†	2,406
11,349	Vitamin Shoppe, Inc. †	381,780
576	Volcom, Inc.	10,869

Shares	Value
Consumer Discretionary (continued)
1,316	Warnaco Group, Inc. (The) †	$72,472
422	Warner Music Group Corp. †	2,376
171	Westwood One, Inc. †	1,561
2,231	Wet Seal, Inc. (The), Class A †	8,255
111	Weyco Group, Inc.	2,718
76	Winmark Corp.	2,557
867	Winnebago Industries, Inc. †	13,178
1,470	Wolverine World Wide, Inc.	46,864
648	World Wrestling Entertainment, Inc., Class A	9,228
610	Zumiez, Inc. †	16,391
		6,170,616
Consumer Staples — 3.7%
37	Arden Group, Inc., Class A	3,053
796	B&G Foods, Inc., Class A	10,929
257	Boston Beer Co., Inc., Class A †	24,438
331	Calavo Growers, Inc.	7,629
381	Cal-Maine Foods, Inc.	12,032
428	Casey's General Stores, Inc.	18,194
129	Coca-Cola Bottling Co. Consolidated	7,170
1,819	Darling International, Inc. †	24,156
648	Diamond Foods, Inc.	34,461
561	Female Health Co. (The)	3,192
3,146	Fresh Market, Inc. (The) †	129,615
11,951	Green Mountain Coffee Roasters, Inc. †	392,710
2,653	Heckmann Corp. †	13,345
431	Inter Parfums, Inc.	8,124
401	J&J Snack Foods Corp.	19,344
575	Lancaster Colony Corp.	32,890
162	Lifeway Foods, Inc. †	1,547
246	Limoneira Co.	7,060
400	Medifast, Inc. †	11,552
335	National Beverage Corp.	4,402
245	Nature's Sunshine Products, Inc. †	2,200
10,296	Nu Skin Enterprises, Inc., Class A	311,557
58	Pantry, Inc. (The) †	1,152
632	Pilgrim's Pride Corp. †	4,481
470	Pricesmart, Inc.	17,874
169	Primo Water Corp. †	2,401
157	Revlon, Inc., Class A †	1,545
1,213	Rite Aid Corp. †	1,071
679	Ruddick Corp.	25,014
601	Sanderson Farms, Inc.	23,529
902	Smart Balance, Inc. †	3,906
770	Snyders-Lance, Inc.	18,049
2,893	Star Scientific, Inc. †	5,641
566	Synutra International, Inc. †	7,613
648	Tootsie Roll Industries, Inc.	18,773
6,739	United Natural Foods, Inc. †	247,187
179	USANA Health Sciences, Inc. †	7,778
891	Vector Group, Ltd.	15,432
101	Village Super Market, Inc., Class A	3,333
471	WD-40 Co.	18,972
		1,503,351
Energy — 6.8%
746	Abraxas Petroleum Corp. †	3,409
92	Amyris, Inc. †	2,455
273	Apco Oil and Gas International, Inc.	15,697
695	BPZ Resources, Inc. †	3,308
13,495	Brigham Exploration Co. †	367,604
866	Callon Petroleum Co. †	5,127
1,431	CAMAC Energy, Inc. †	2,848
2,528	CARBO Ceramics, Inc.	261,749
924	Carrizo Oil & Gas, Inc. †	31,869
619	Cheniere Energy, Inc. †	3,417

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	December 31, 2010

Shares	Value
Energy (continued)
159	Clayton Williams Energy, Inc. †	$13,351
1,357	Clean Energy Fuels Corp. †	18,781
191	Cloud Peak Energy, Inc. †	4,437
230	Contango Oil & Gas Co. †	13,324
1,007	Dril-Quip, Inc. †	78,264
649	Endeavour International Corp. †	8,962
2,050	Energy XXI Bermuda, Ltd. †	56,723
463	Evolution Petroleum Corp. †	3,019
1,304	FX Energy, Inc. †	8,020
806	Gulfport Energy Corp. †	17,450
112	Hallador Energy Co.	1,175
539	Houston American Energy Corp.	9,750
3,766	ION Geophysical Corp. †	31,936
37	Isramco, Inc. †	3,119
667	James River Coal Co. †	16,895
219	Key Energy Services, Inc. †	2,843
4,997	Kodiak Oil & Gas Corp. †	32,980
557	L&L Energy, Inc. †	6,016
4,784	Lufkin Industries, Inc.	298,474
38,661	Magnum Hunter Resources Corp. †	278,359
140	Matrix Service Co. †	1,705
2,834	McMoRan Exploration Co. †	48,575
191	Newpark Resources, Inc. †	1,177
10,871	North American Energy Partners, Inc. †	133,278
9,412	Northern Oil and Gas, Inc. †	256,100
13,367	Oasis Petroleum, Inc. †	362,513
113	OYO Geospace Corp. †	11,199
220	Panhandle Oil and Gas, Inc., Class A	6,032
386	Petroquest Energy, Inc. †	2,907
1,590	RAM Energy Resources, Inc. †	2,926
6,414	Rentech, Inc. †	7,825
164	Rex Energy Corp. †	2,239
961	Rosetta Resources, Inc. †	36,172
6,024	Rowan Cos., Inc. †	210,298
1,284	RPC, Inc.	23,266
430	Scorpio Tankers, Inc. †	4,347
92	Stone Energy Corp. †	2,051
2,120	Syntroleum Corp. †	3,922
250	Tetra Technologies, Inc. †	2,967
4,402	TransAtlantic Petroleum, Ltd. †	14,659
1,798	Uranium Energy Corp. †	10,860
188	Vaalco Energy, Inc. †	1,346
139	Venoco, Inc. †	2,565
374	Warren Resources, Inc. †	1,690
1,115	World Fuel Services Corp.	40,318
		2,792,298
Financials — 4.3%
254	Acadia Realty Trust	4,633
214	Advance America Cash Advance Centers, Inc.	1,207
40	Alexander's, Inc.	16,491
746	Artio Global Investors, Inc., Class A	11,004
690	Associated Estates Realty Corp.	10,550
59	Bank of the Ozarks, Inc.	2,558
1,709	BGC Partners, Inc., Class A	14,202
76	Bridge Bancorp, Inc.	1,874
288	Cash America International, Inc.	10,636
586	CNO Financial Group, Inc. †	3,973
418	Cohen & Steers, Inc.	10,910
120	Compass Diversified Holdings	2,123
756	Crawford & Co., Class B †	2,571
167	Credit Acceptance Corp. †	10,461
67	Diamond Hill Investment Group, Inc.	4,847
7,199	Dollar Financial Corp. †	206,107
812	Duff & Phelps Corp., Class A	13,690

Shares	Value
Financials (continued)
450	DuPont Fabros Technology, Inc.	$9,572
363	EastGroup Properties, Inc.	15,362
662	eHealth, Inc. †	9,394
5,462	Encore Capital Group, Inc. †	128,084
365	Epoch Holding Corp.	5,668
513	Equity Lifestyle Properties, Inc.	28,692
181	Equity One, Inc.	3,291
4,541	Evercore Partners, Inc., Class A	154,394
1,269	Ezcorp, Inc., Class A †	34,428
1,414	FelCor Lodging Trust, Inc. †	9,955
381	Financial Engines, Inc. †	7,555
194	First American Financial Corp.	2,898
895	First Cash Financial Services, Inc. †	27,736
280	First Financial Bankshares, Inc.	14,330
133	GAMCO Investors, Inc., Class A	6,385
284	Getty Realty Corp.	8,884
1,183	GFI Group, Inc.	5,548
1,169	Gleacher & Co., Inc. †	2,771
338	HFF, Inc., Class A †	3,265
368	Home Properties, Inc.	20,420
207	Investors Bancorp, Inc. †	2,716
716	KBW, Inc.	19,991
603	Kennedy-Wilson Holdings, Inc. †	6,024
2,776	Ladenburg Thalmann Financial Services, Inc. †	3,248
196	Life Partners Holdings, Inc.	3,749
143	LTC Properties, Inc.	4,015
827	MarketAxess Holdings, Inc.	17,210
600	Mid-America Apartment Communities, Inc.	38,094
314	National Health Investors, Inc.	14,136
75	Nelnet, Inc., Class A	1,777
452	Netspend Holdings, Inc. †	5,795
570	Omega Healthcare Investors, Inc.	12,791
1,609	optionsXpress Holdings, Inc.	25,213
521	Oritani Financial Corp.	6,377
6,684	Portfolio Recovery Associates, Inc. †	502,637
620	Potlatch Corp.	20,181
108	PS Business Parks, Inc.	6,018
252	Pzena Investment Management, Inc., Class A	1,852
459	Rodman & Renshaw Capital Group, Inc. †	1,230
131	Saul Centers, Inc.	6,203
1,220	Signature Bank †	61,000
917	Stifel Financial Corp. †	56,891
1,053	Strategic Hotels & Resorts, Inc. †	5,570
99	Suffolk Bancorp	2,443
686	Tanger Factory Outlet Centers	35,116
137	Tejon Ranch Co. †	3,774
505	Tower Group, Inc.	12,918
333	TradeStation Group, Inc. †	2,248
180	Universal Health Realty Income Trust	6,575
163	ViewPoint Financial Group	1,905
140	Virtus Investment Partners, Inc. †	6,352
478	Washington Real Estate Investment Trust	14,813
390	Westamerica Bancorporation	21,633
164	Westwood Holdings Group, Inc.	6,553
243	World Acceptance Corp. †	12,830
		1,776,347
Health Care — 14.4%
655	Abaxis, Inc. †	17,587
931	ABIOMED, Inc. †	8,947
870	Accelrys, Inc. †	7,221
342	Accretive Health, Inc. †	5,557

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	December 31, 2010

Shares	Value
Health Care (continued)
1,523	Accuray, Inc. †	$10,280
1,146	Acorda Therapeutics, Inc. †	31,240
288	Acura Pharmaceuticals, Inc. †	953
155	Aegerion Pharmaceuticals, Inc. †	2,196
614	Affymax, Inc. †	4,083
242	Affymetrix, Inc. †	1,217
9,243	Air Methods Corp. †	520,104
1,639	Akorn, Inc. †	9,949
1,320	Alexza Pharmaceuticals, Inc. †	1,650
1,755	Align Technology, Inc. †	34,293
202	Alimera Sciences, Inc. †	2,097
783	Alkermes, Inc. †	9,615
846	Alliance HealthCare Services, Inc. †	3,587
2,333	Allos Therapeutics, Inc. †	10,755
242	Almost Family, Inc. †	9,298
1,083	Alnylam Pharmaceuticals, Inc. †	10,678
1,194	Alphatec Holdings, Inc. †	3,224
624	AMAG Pharmaceuticals, Inc. †	11,294
847	Amedisys, Inc. †	28,374
275	America Service Group, Inc.	4,164
2,235	American Medical Systems Holdings, Inc. †	42,152
196	AMERIGROUP Corp. †	8,608
532	AMN Healthcare Services, Inc. †	3,266
322	Anacor Pharmaceuticals, Inc. †	1,729
277	Analogic Corp.	13,714
2,123	Antares Pharma, Inc. †	3,609
188	Anthera Pharmaceuticals, Inc. †	917
733	Aoxing Pharmaceutical Co., Inc. †	2,045
396	Ardea Biosciences, Inc. †	10,296
3,623	Arena Pharmaceuticals, Inc. †	6,232
3,765	Ariad Pharmaceuticals, Inc. †	19,202
1,237	Arqule, Inc. †	7,261
1,593	Array Biopharma, Inc. †	4,763
800	Arthrocare Corp. †	24,848
5,566	athenahealth, Inc. †	228,095
47	Atrion Corp.	8,435
1,235	Auxilium Pharmaceuticals, Inc. †	26,059
2,764	AVANIR Pharmaceuticals, Inc., Class A †	11,277
327	AVEO Pharmaceuticals, Inc. †	4,781
3,289	AVI BioPharma, Inc. †	6,973
865	BioCryst Pharmaceuticals, Inc. †	4,472
576	Biodel, Inc. †	1,054
538	BioMimetic Therapeutics, Inc. †	6,833
708	Bio-Reference Labs, Inc. †	15,703
2,129	Biosante Pharmaceuticals, Inc. †	3,492
859	BioScrip, Inc. †	4,493
119	Biospecifics Technologies Corp. †	3,046
751	Biotime, Inc. †	6,256
154	BMP Sunstone Corp. †	1,526
2,148	Bruker Corp. †	35,657
924	Cadence Pharmaceuticals, Inc. †	6,976
1,340	Caliper Life Sciences, Inc. †	8,496
198	CardioNet, Inc. †	927
1,124	Catalyst Health Solutions, Inc. †	52,255
956	Celldex Therapeutics, Inc. †	3,939
1,760	Cepheid, Inc. †	40,040
1,422	Cerus Corp. †	3,498
1,143	Chelsea Therapeutics International, Ltd. †	8,573
676	Chemed Corp.	42,933
175	Chindex International, Inc. †	2,886
350	Clinical Data, Inc. †	5,568
359	Codexis, Inc. †	3,805
165	Complete Genomics, Inc. †	1,232

Shares	Value
Health Care (continued)
292	Computer Programs & Systems, Inc.	$13,677
921	Conceptus, Inc. †	12,710
668	Continucare Corp. †	3,126
6,220	Cooper Cos., Inc. (The)	350,435
815	Corcept Therapeutics, Inc. †	3,146
207	Corvel Corp. †	10,008
1,730	Cubist Pharmaceuticals, Inc. †	37,022
380	Cumberland Pharmaceuticals, Inc. †	2,276
2,277	Curis, Inc. †	4,508
824	Cyberonics, Inc. †	25,560
261	Cypress Bioscience, Inc. †	1,691
1,322	Cytokinetics, Inc. †	2,763
1,371	Cytori Therapeutics, Inc. †	7,115
3,297	CytRx Corp. †	3,330
1,294	Delcath Systems, Inc. †	12,681
1,557	Depomed, Inc. †	9,903
1,829	DexCom, Inc. †	24,966
522	Dionex Corp. †	61,601
2,595	Durect Corp. †	8,953
2,944	Dyax Corp. †	6,300
2,849	Dynavax Technologies Corp. †	9,117
562	Emergent Biosolutions, Inc. †	13,185
667	Emeritus Corp. †	13,147
1,453	Endologix, Inc. †	10,389
404	Ensign Group, Inc. (The)	10,047
900	Enzo Biochem, Inc. †	4,752
917	Enzon Pharmaceuticals, Inc. †	11,160
1,457	eResearchTechnology, Inc. †	10,709
548	Eurand NV †	6,483
1,368	Exact Sciences Corp. †	8,181
180	Exactech, Inc. †	3,388
7,284	ExamWorks Group, Inc. †	134,608
1,726	Exelixis, Inc. †	14,170
237	Furiex Pharmaceuticals, Inc. †	3,425
415	Genomic Health, Inc. †	8,877
519	Genoptix, Inc. †	9,871
291	Gentiva Health Services, Inc. †	7,741
3,640	Geron Corp. †	18,819
743	Haemonetics Corp. †	46,943
2,325	Halozyme Therapeutics, Inc. †	18,414
395	Hanger Orthopedic Group, Inc. †	8,370
1,302	Hansen Medical, Inc. †	1,914
2,613	Healthsouth Corp. †	54,115
276	HeartWare International, Inc. †	24,169
271	Hi-Tech Pharmacal Co., Inc. †	6,762
5,068	HMS Holdings Corp. †	328,254
85	ICU Medical, Inc. †	3,102
1,070	Idenix Pharmaceuticals, Inc. †	5,393
2,070	Immucor, Inc. †	41,048
2,010	Immunogen, Inc. †	18,613
1,961	Immunomedics, Inc. †	7,020
1,659	Impax Laboratories, Inc. †	33,363
2,608	Incyte Corp., Ltd. †	43,188
322	Infinity Pharmaceuticals, Inc. †	1,909
1,482	Inhibitex, Inc. †	3,853
1,476	Inovio Pharmaceuticals, Inc. †	1,697
1,766	Inspire Pharmaceuticals, Inc. †	14,834
1,294	Insulet Corp. †	20,057
624	Integra LifeSciences Holdings Corp. †	29,515
1,349	InterMune, Inc. †	49,104
5,870	IPC The Hospitalist Co., Inc. †	228,989
495	IRIS International, Inc. †	5,064
570	Ironwood Pharmaceuticals, Inc., Class A †	5,900
2,791	Isis Pharmaceuticals, Inc. †	28,245

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	December 31, 2010

Shares	Value
Health Care (continued)
420	Jazz Pharmaceuticals, Inc. †	$8,266
223	Kensey Nash Corp. †	6,206
1,517	Keryx Biopharmaceuticals, Inc. †	6,948
279	Landauer, Inc.	16,732
563	LCA-Vision, Inc. †	3,237
2,007	Lexicon Pharmaceuticals, Inc. †	2,890
463	LHC Group, Inc. †	13,890
593	Ligand Pharmaceuticals, Inc., Class B †	5,290
1,111	Luminex Corp. †	20,309
905	MAKO Surgical Corp. †	13,774
1,979	MannKind Corp. †	15,951
468	MAP Pharmaceuticals, Inc. †	7,834
1,536	Masimo Corp.	44,651
156	Maxygen, Inc.	613
1,276	MedAssets, Inc. †	25,762
870	Medicines Co. (The) †	12,293
556	Medidata Solutions, Inc. †	13,277
1,007	Medivation, Inc. †	15,276
349	MedQuist, Inc.	3,005
758	MELA Sciences, Inc. †	2,539
1,549	Merge Healthcare, Inc. †	5,778
1,205	Meridian Bioscience, Inc.	27,908
762	Merit Medical Systems, Inc. †	12,062
799	Metabolix, Inc. †	9,724
1,200	Metropolitan Health Networks, Inc. †	5,364
2,693	Micromet, Inc. †	21,867
268	Molina Healthcare, Inc. †	7,464
1,311	Momenta Pharmaceuticals, Inc. †	19,626
367	MWI Veterinary Supply, Inc. †	23,176
1,290	Nabi Biopharmaceuticals †	7,469
517	Nanosphere, Inc. †	2,254
60	National Research Corp.	2,055
850	Natus Medical, Inc. †	12,053
2,792	Nektar Therapeutics †	35,877
3,966	Neogen Corp. †	162,725
934	Neostem, Inc. †	1,317
1,379	Neuralstem, Inc. †	2,923
1,459	Neurocrine Biosciences, Inc. †	11,147
332	NeurogesX, Inc. †	2,112
2,700	Novavax, Inc. †	6,561
1,993	NPS Pharmaceuticals, Inc. †	15,745
1,159	NuVasive, Inc. †	29,728
7,386	NxStage Medical, Inc. †	183,764
494	Nymox Pharmaceutical Corp. †	3,478
515	Obagi Medical Products, Inc. †	5,948
564	Omeros Corp. †	4,647
970	Omnicell, Inc. †	14,017
1,856	Onyx Pharmaceuticals, Inc. †	68,431
2,623	Opko Health, Inc. †	9,626
991	Optimer Pharmaceuticals, Inc. †	11,208
1,383	OraSure Technologies, Inc. †	7,952
903	Orexigen Therapeutics, Inc. †	7,296
525	Orthofix International NV †	15,225
2,002	Orthovita, Inc. †	4,024
502	Osiris Therapeutics, Inc. †	3,911
1,474	Owens & Minor, Inc.	43,380
397	Pacific Biosciences of California, Inc. †	6,316
1,072	Pain Therapeutics, Inc.	7,236
326	Palomar Medical Technologies, Inc. †	4,632
1,732	Parexel International Corp. †	36,770
232	PDI, Inc. †	2,445
4,142	PDL BioPharma, Inc.	25,805
1,914	Peregrine Pharmaceuticals, Inc. †	4,402
1,295	Pharmacyclics, Inc. †	7,874
871	Pharmasset, Inc. †	37,810

Shares	Value
Health Care (continued)
355	PharMerica Corp. †	$4,065
798	Pozen, Inc. †	5,307
622	Progenics Pharmaceuticals, Inc. †	3,396
387	Providence Service Corp. (The) †	6,219
1,695	PSS World Medical, Inc. †	38,307
1,127	Pure Bioscience †	2,502
558	Quality Systems, Inc.	38,960
1,632	Questcor Pharmaceuticals, Inc. †	24,039
644	Quidel Corp. †	9,306
133	RehabCare Group, Inc. †	3,152
1,547	Rigel Pharmaceuticals, Inc. †	11,649
292	Rochester Medical Corp. †	3,189
569	Rural/Metro Corp. †	8,296
1,689	Salix Pharmaceuticals, Ltd. †	79,316
1,346	Sangamo Biosciences, Inc. †	8,937
1,570	Santarus, Inc. †	5,134
2,001	Savient Pharmaceuticals, Inc. †	22,291
1,121	Sciclone Pharmaceuticals, Inc. †	4,686
2,475	Seattle Genetics, Inc. †	37,001
2,737	Sequenom, Inc. †	21,951
1,019	SIGA Technologies, Inc. †	14,266
992	Sirona Dental Systems, Inc. †	41,446
544	Solta Medical, Inc. †	1,659
1,095	Somaxon Pharmaceuticals, Inc. †	3,449
403	SonoSite, Inc. †	12,735
1,010	Spectranetics Corp. †	5,212
1,482	Spectrum Pharmaceuticals, Inc. †	10,181
1,045	Staar Surgical Co. †	6,374
3,606	StemCells, Inc. †	3,894
936	Stereotaxis, Inc. †	3,585
1,666	STERIS Corp.	60,742
1,660	Sunrise Senior Living, Inc. †	9,047
308	SurModics, Inc. †	3,656
3,558	SXC Health Solutions Corp. †	152,496
261	Syneron Medical, Ltd. †	2,660
347	Synovis Life Technologies, Inc. †	5,590
671	Synta Pharmaceuticals Corp. †	4,107
707	Targacept, Inc. †	18,736
454	Team Health Holdings, Inc. †	7,055
1,853	Theravance, Inc. †	46,455
519	TomoTherapy, Inc. †	1,874
273	Transcend Services, Inc. †	5,348
133	Transcept Pharmaceuticals, Inc. †	984
286	U.S. Physical Therapy, Inc. †	5,669
1,442	Unilife Corp. †	7,643
827	Vanda Pharmaceuticals, Inc. †	7,823
505	Vascular Solutions, Inc. †	5,919
2,153	Vical, Inc. †	4,349
329	Vital Images, Inc. †	4,599
2,398	Vivus, Inc. †	22,469
1,487	Volcano Corp. †	40,610
987	West Pharmaceutical Services, Inc.	40,664
732	Wright Medical Group, Inc. †	11,368
929	XenoPort, Inc. †	7,915
64	Young Innovations, Inc.	2,049
2,005	Zalicus, Inc. †	3,168
1,456	ZIOPHARM Oncology, Inc. †	6,785
185	Zogenix, Inc. †	1,049
10,644	Zoll Medical Corp. †	396,276
		5,883,444
Industrials — 16.8%
541	3D Systems Corp. †	17,036
2,526	51job, Inc. ADR †	124,406
2,153	A123 Systems, Inc. †	20,540
374	AAON, Inc.	10,551

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	December 31, 2010

Shares	Value
Industrials (continued)
9,555	AAR Corp. †	$262,476
421	ABM Industries, Inc.	11,072
1,002	Acacia Research-Acacia Technologies †	25,992
2,016	Actuant Corp., Class A	53,666
4,973	Acuity Brands, Inc.	286,793
647	Administaff, Inc.	18,957
1,287	Advanced Battery Technologies, Inc. †	4,955
4,820	Advisory Board Co. (The) †	229,577
492	Aerovironment, Inc. †	13,200
2,676	Alaska Air Group, Inc. †	151,703
160	Albany International Corp., Class A	3,790
451	Allegiant Travel Co., Class A	22,207
803	Altra Holdings, Inc. †	15,948
141	Ameresco, Inc., Class A †	2,025
184	American Reprographics Co. †	1,397
267	American Science & Engineering, Inc.	22,756
4,875	American Superconductor Corp. †	139,376
1,004	AO Smith Corp.	38,232
957	APAC Customer Services, Inc. †	5,809
2,359	Applied Energetics, Inc. †	2,007
1,258	Applied Industrial Technologies, Inc.	40,860
188	Applied Signal Technology, Inc.	7,123
2,787	ArvinMeritor, Inc. †	57,189
5,865	Astec Industries, Inc. †	190,085
265	Astronics Corp. †	5,565
3,051	Avis Budget Group, Inc. †	47,474
348	AZZ, Inc.	13,924
446	Badger Meter, Inc.	19,722
1,306	Baldor Electric Co.	82,330
1,276	Barnes Group, Inc.	26,375
173	Barrett Business Services, Inc.	2,690
1,361	Beacon Roofing Supply, Inc. †	24,321
1,387	Belden, Inc.	51,069
1,425	Blount International, Inc. †	22,458
377	BlueLinx Holdings, Inc. †	1,380
929	Briggs & Stratton Corp.	18,292
1,200	Brink's Co. (The)	32,256
723	Broadwind Energy, Inc. †	1,670
117	CAI International, Inc. †	2,293
7,203	Capstone Turbine Corp. †	6,913
768	Casella Waste Systems, Inc., Class A †	5,445
603	CBIZ, Inc. †	3,763
370	Celadon Group, Inc. †	5,472
1,641	Cenveo, Inc. †	8,763
1,401	CLARCOR, Inc.	60,089
682	Clean Harbors, Inc. †	57,343
239	Coleman Cable, Inc. †	1,501
716	Colfax Corp. †	13,181
279	Consolidated Graphics, Inc. †	13,512
1,015	Corporate Executive Board Co. (The)	38,113
614	CoStar Group, Inc. †	35,342
66	CRA International, Inc. †	1,552
200	Cubic Corp.	9,430
1,434	Deluxe Corp.	33,011
819	DigitalGlobe, Inc. †	25,971
395	Dolan Co. (The) †	5,498
850	Dollar Thrifty Automotive Group, Inc. †	40,171
249	DXP Enterprises, Inc. †	5,976
138	Dynamex, Inc. †	3,417
166	Dynamic Materials Corp.	3,747
1,806	Ener1, Inc. †	6,845
1,106	Energy Recovery, Inc. †	4,048
583	EnerNOC, Inc. †	13,940
411	EnerSys †	13,201
169	Ennis, Inc.	2,890

Shares	Value
Industrials (continued)
258	EnPro Industries, Inc. †	$10,722
5,606	ESCO Technologies, Inc.	212,131
390	Exponent, Inc. †	14,637
1,223	Flow International Corp. †	5,002
866	Forward Air Corp.	24,577
408	Franklin Covey Co. †	3,505
634	Franklin Electric Co., Inc.	24,675
2,859	FuelCell Energy, Inc. †	6,604
992	Furmanite Corp. †	6,855
209	Generac Holdings, Inc. †	3,380
1,151	Genessee & Wyoming, Inc., Class A †	60,945
1,000	Geo Group, Inc. (The) †	24,660
661	GeoEye, Inc. †	28,020
365	Gorman-Rupp Co. (The)	11,797
142	GP Strategies Corp. †	1,454
15,791	GrafTech International, Ltd. †	313,293
298	Graham Corp.	5,960
630	Great Lakes Dredge & Dock Corp.	4,643
375	Hawaiian Holdings, Inc. †	2,940
1,948	Healthcare Services Group, Inc.	31,686
1,507	Heartland Express, Inc.	24,142
873	HEICO Corp.	44,549
47	Heidrick & Struggles International, Inc.	1,347
1,685	Herman Miller, Inc.	42,630
2,366	Hexcel Corp. †	42,801
11,704	Higher One Holdings, Inc. †	236,772
190	Hill International, Inc. †	1,229
1,341	HNI Corp.	41,839
536	Houston Wire & Cable Co.	7,204
6,346	HUB Group, Inc., Class A †	222,998
974	Hudson Highland Group, Inc. †	5,678
207	Huron Consulting Group, Inc. †	5,475
178	ICF International, Inc. †	4,578
5,775	IDEX Corp.	225,918
745	II-VI, Inc. †	34,538
720	Innerworkings, Inc. †	4,716
1,007	Insituform Technologies, Inc., Class A †	26,696
1,498	Interface, Inc., Class A	23,444
93	Interline Brands, Inc. †	2,117
841	John Bean Technologies Corp.	16,929
110	Kadant, Inc. †	2,593
415	Kaman Corp.	12,064
992	Kaydon Corp.	40,394
89	Kelly Services, Inc., Class A †	1,673
241	Keyw Holding Corp. (The) †	3,535
918	Kforce, Inc. †	14,853
1,766	Knight Transportation, Inc.	33,554
1,393	Knoll, Inc.	23,305
80	Korn/Ferry International †	1,849
319	LaBarge, Inc. †	5,012
371	Lindsay Corp.	22,048
84	Marten Transport, Ltd.	1,796
296	McGrath Rentcorp	7,761
493	Middleby Corp. †	41,619
580	Mine Safety Appliances Co.	18,055
442	Mistras Group, Inc. †	5,958
157	Mueller Industries, Inc.	5,134
4,300	Mueller Water Products, Inc., Class A	17,931
95	MYR Group, Inc. †	1,995
159	NACCO Industries, Inc., Class A	17,231
144	National Presto Industries, Inc.	18,721
357	Navigant Consulting, Inc. †	3,284
592	NCI Building Systems, Inc. †	8,282
1,011	Nordson Corp.	92,891
1,124	Old Dominion Freight Line, Inc. †	35,957

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	December 31, 2010

Shares	Value
Industrials (continued)
94	Omega Flex, Inc. †	$1,555
131	On Assignment, Inc. †	1,068
705	Orbital Sciences Corp. †	12,077
809	Orion Marine Group, Inc. †	9,384
1,059	Pacer International, Inc. †	7,244
240	Park-Ohio Holdings Corp. †	5,018
443	PMFG, Inc. †	7,265
5,869	Polypore International, Inc. †	239,044
555	PowerSecure International, Inc. †	4,318
244	Quanex Building Products Corp.	4,629
483	Raven Industries, Inc.	23,034
646	RBC Bearings, Inc. †	25,246
1,377	Resources Connection, Inc.	25,598
201	Roadrunner Transportation Systems, Inc. †	2,907
8,630	Robbins & Myers, Inc.	308,781
1,907	Rollins, Inc.	37,663
3,427	Satcon Technology Corp. †	15,422
345	Sauer-Danfoss, Inc. †	9,747
290	Schawk, Inc., Class A	5,968
219	School Specialty, Inc. †	3,051
215	SFN Group, Inc. †	2,098
1,096	Simpson Manufacturing Co., Inc.	33,877
471	Standard Parking Corp. †	8,897
575	Standard Register Co. (The)	1,961
73	Standex International Corp.	2,184
267	Steelcase, Inc., Class A	2,822
373	Sun Hydraulics Corp.	14,099
142	SYKES Enterprises, Inc. †	2,877
118	TAL International Group, Inc.	3,643
1,875	Taser International, Inc. †	8,813
295	Teledyne Technologies, Inc. †	12,971
563	Tennant Co.	21,625
1,831	Tetra Tech, Inc. †	45,885
284	Textainer Group Holdings, Ltd.	8,091
168	Titan International, Inc.	3,283
128	Titan Machinery, Inc. †	2,470
3,778	TransDigm Group, Inc. †	272,054
465	Trex Co., Inc. †	11,141
449	Trimas Corp. †	9,186
2,471	Triumph Group, Inc.	220,932
829	TrueBlue, Inc. †	14,914
452	United Stationers, Inc. †	28,842
1,092	UQM Technologies, Inc. †	2,501
513	US Ecology, Inc.	8,916
85	Viad Corp.	2,165
582	Vicor Corp.	9,545
426	Volt Information Sciences, Inc. †	3,685
67	VSE Corp.	2,212
825	Watsco, Inc.	52,041
86	Watts Water Technologies, Inc., Class A	3,147
194	Werner Enterprises, Inc.	4,384
8,051	WESCO International, Inc. †	425,093
1,808	Woodward Governor Co.	67,909
188	Xerium Technologies, Inc. †	2,999
		6,867,543

Information Technology — 35.1%
1,010	ACI Worldwide, Inc. †	27,139
7,114	Acme Packet, Inc. †	378,180
1,360	Actuate Corp. †	7,752
2,031	Acxiom Corp. †	34,832
1,842	ADTRAN, Inc.	66,699
686	Advanced Energy Industries, Inc. †	9,357
467	Advent Software, Inc. †	27,049

Shares	Value
Information Technology (continued)
691	American Software, Inc., Class A	$4,678
3,123	Amkor Technology, Inc. †	23,079
33,876	Anadigics, Inc. †	234,761
561	Ancestry.com, Inc. †	15,888
416	Anixter International, Inc.	24,848
1,950	Applied Micro Circuits Corp. †	20,826
2,665	Ariba, Inc. †	62,601
727	Arris Group, Inc. †	8,157
4,651	Art Technology Group, Inc. †	27,813
17,465	Aruba Networks, Inc. †	364,669
1,845	Aspen Technology, Inc. †	23,431
21,883	Atmel Corp. †	269,599
389	AXT, Inc. †	4,061
171	Benchmark Electronics, Inc. †	3,105
749	BigBand Networks, Inc. †	2,097
1,327	Blackbaud, Inc.	34,369
4,957	Blackboard, Inc. †	204,724
1,232	Blue Coat Systems, Inc. †	36,800
936	Bottomline Technologies, Inc. †	20,321
2,089	Brightpoint, Inc. †	18,237
170	BroadSoft, Inc. †	4,060
1,147	Brooks Automation, Inc. †	10,403
162	Cabot Microelectronics Corp. †	6,715
66	CACI International, Inc., Class A †	3,524
190	Calix, Inc. †	3,211
803	Cardtronics, Inc. †	14,213
256	Cass Information Systems, Inc.	9,713
8,260	Cavium Networks, Inc. †	311,237
583	Ceva, Inc. †	11,952
466	Checkpoint Systems, Inc. †	9,576
2,051	Cirrus Logic, Inc. †	32,775
933	Cognex Corp.	27,449
519	Coherent, Inc. †	23,428
148	Cohu, Inc.	2,454
1,278	CommVault Systems, Inc. †	36,576
689	Compellent Technologies, Inc. †	19,009
308	Computer Task Group, Inc. †	3,351
6,765	comScore, Inc. †	150,927
312	Comtech Telecommunications Corp.	8,652
757	Comverge, Inc. †	5,231
1,192	Concur Technologies, Inc. †	61,901
2,480	Conexant Systems, Inc. †	4,042
6,084	Constant Contact, Inc. †	188,543
184	Convio, Inc. †	1,524
462	Cray, Inc. †	3,303
475	CSG Systems International, Inc. †	8,997
310	CTS Corp.	3,429
220	Cymer, Inc. †	9,915
11,818	Daktronics, Inc.	188,143
408	DDi Corp.	4,798
1,006	DealerTrack Holdings, Inc. †	20,190
556	Deltek, Inc. †	4,037
570	DemandTec, Inc. †	6,179
743	DG FastChannel, Inc. †	21,458
23,356	Dice Holdings, Inc. †	335,159
140	Digi International, Inc. †	1,554
205	Digimarc Corp. †	6,152
146	Digital River, Inc. †	5,025
1,008	Diodes, Inc. †	27,206
516	DTS, Inc. †	25,310
796	Ebix, Inc. †	18,841
985	Echelon Corp. †	10,037
317	Echo Global Logistics, Inc. †	3,817
84	Electro Scientific Industries, Inc. †	1,347
20,412	Emulex Corp. †	238,004

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	December 31, 2010

Shares	Value
Information Technology (continued)
332	Energy Conversion Devices, Inc. †	$1,527
1,246	Entegris, Inc. †	9,308
44,912	Entropic Communications, Inc. †	542,537
176	Envestnet, Inc. †	3,003
899	Epicor Software Corp. †	9,080
452	ExlService Holdings, Inc. †	9,709
768	Extreme Networks †	2,373
205	Fabrinet †	4,408
418	FalconStor Software, Inc. †	1,400
482	FARO Technologies, Inc. †	15,829
308	FEI Co. †	8,134
14,677	Finisar Corp. †	435,760
438	Forrester Research, Inc.	15,457
1,240	Fortinet, Inc. †	40,114
1,165	FSI International, Inc. †	5,149
6,107	Gartner, Inc. †	202,752
1,353	Global Cash Access Holdings, Inc. †	4,316
14,959	GSI Commerce, Inc. †	347,049
428	GSI Technology, Inc. †	3,467
1,850	GT Solar International, Inc. †	16,872
411	Guidance Software, Inc. †	2,955
568	Hackett Group, Inc. (The) †	1,994
695	Harmonic, Inc. †	5,956
1,123	Heartland Payment Systems, Inc.	17,317
811	Hittite Microwave Corp. †	49,503
1,369	Hypercom Corp. †	11,459
6,216	iGate Corp.	122,517
849	Immersion Corp. †	5,697
2,413	Infinera Corp. †	24,926
158	Infospace, Inc. †	1,311
147	Inphi Corp. †	2,953
327	Insight Enterprises, Inc. †	4,303
2,819	Integrated Device Technology, Inc. †	18,775
704	Integrated Silicon Solution, Inc. †	5,653
387	Interactive Intelligence, Inc. †	10,124
1,302	InterDigital, Inc.	54,215
869	Intermec, Inc. †	11,002
260	Intevac, Inc. †	3,643
265	IntraLinks Holdings, Inc. †	4,958
770	IPG Photonics Corp. †	24,347
969	Ixia †	16,260
470	IXYS Corp. †	5,461
927	j2 Global Communications, Inc. †	26,837
2,531	Jack Henry & Associates, Inc.	73,779
237	JDA Software Group, Inc. †	6,636
672	Kenexa Corp. †	14,643
842	KIT Digital, Inc. †	13,506
489	Knot, Inc. (The) †	4,831
788	Kopin Corp. †	3,278
2,088	Kulicke & Soffa Industries, Inc. †	15,034
465	KVH Industries, Inc. †	5,557
3,455	Lattice Semiconductor Corp. †	20,937
4,117	Lawson Software, Inc. †	38,082
1,119	Limelight Networks, Inc. †	6,501
1,787	Lionbridge Technologies, Inc. †	6,594
12,595	Liquidity Services, Inc. †	176,960
558	Littelfuse, Inc.	26,259
1,322	LivePerson, Inc. †	14,939
481	Local.com Corp. †	3,122
8,975	LogMeIn, Inc. †	397,951
544	LoopNet, Inc. †	6,044
324	Loral Space & Communications, Inc. †	24,786
1,457	LTX-Credence Corp. †	10,782
1,978	Magma Design Automation, Inc. †	9,910
675	Manhattan Associates, Inc. †	20,615

Shares	Value
Information Technology (continued)
604	Mantech International Corp., Class A †	$24,963
1,526	Mattson Technology, Inc. †	4,578
518	MAXIMUS, Inc.	33,970
231	MaxLinear, Inc., Class A †	2,486
785	Maxwell Technologies, Inc. †	14,829
126	Mediamind Technologies, Inc. †	1,726
1,371	Mentor Graphics Corp. †	16,452
84	Mercury Computer Systems, Inc. †	1,544
162	Meru Networks, Inc. †	2,498
653	Methode Electronics, Inc.	8,469
1,517	Micrel, Inc.	19,706
938	Microsemi Corp. †	21,480
247	MicroStrategy, Inc., Class A †	21,111
2,843	Microvision, Inc. †	5,288
960	Mindspeed Technologies, Inc. †	5,856
26,728	MIPS Technologies, Inc., Class A †	405,196
623	MKS Instruments, Inc. †	15,257
2,211	MoneyGram International, Inc. †	5,992
963	Monolithic Power Systems, Inc. †	15,909
668	Monotype Imaging Holdings, Inc. †	7,415
972	MoSys, Inc. †	5,531
121	Motricity, Inc. †	2,247
4,660	Move, Inc. †	11,976
456	MTS Systems Corp.	17,082
257	Multi-Fineline Electronix, Inc. †	6,808
531	Nanometrics, Inc. †	6,813
200	NCI, Inc., Class A †	4,598
1,044	Netgear, Inc. †	35,162
7,449	Netlogic Microsystems, Inc. †	233,973
908	Netscout Systems, Inc. †	20,893
8,755	NetSuite, Inc. †	218,875
1,137	Network Engines, Inc. †	1,728
911	Network Equipment Technologies, Inc. †	4,218
337	Newport Corp. †	5,854
1,660	NIC, Inc.	16,119
98	Novatel Wireless, Inc. †	936
141	NVE Corp. †	8,154
379	Occam Networks, Inc. †	3,286
1,467	Oclaro, Inc. †	19,291
1,261	Omnivision Technologies, Inc. †	37,338
308	Online Resources Corp. †	1,432
3,044	OpenTable, Inc. †	214,541
2,527	Openwave Systems, Inc. †	5,357
226	Oplink Communications, Inc. †	4,174
396	Opnet Technologies, Inc.	10,601
359	OSI Systems, Inc. †	13,053
3,439	Parametric Technology Corp. †	77,481
383	Park Electrochemical Corp.	11,490
702	PDF Solutions, Inc. †	3,384
480	Pegasystems, Inc.	17,582
435	Perficient, Inc. †	5,437
1,430	Plantronics, Inc.	53,225
1,198	Plexus Corp. †	37,066
1,151	PLX Technology, Inc. †	4,155
732	Power Integrations, Inc.	29,382
2,070	Power-One, Inc. †	21,114
875	Presstek, Inc. †	1,942
1,250	Progress Software Corp. †	52,900
581	PROS Holdings, Inc. †	6,618
1,244	Pulse Electronics Corp.	6,618
200	QAD, Inc., Class A †	1,820
303	QLIK Technologies, Inc. †	7,820
5,792	Quantum Corp. †	21,546
1,611	Quest Software, Inc. †	44,689
8,355	QuinStreet, Inc. †	160,500

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	December 31, 2010

Shares	Value
Information Technology (continued)
2,872	Rackspace Hosting, Inc. †	$90,210
981	Radiant Systems, Inc. †	19,198
541	Radisys Corp. †	4,815
21,345	RealD, Inc. †	553,262
346	RealPage, Inc. †	10,702
394	Renaissance Learning, Inc.	4,665
7,961	RF Micro Devices, Inc. †	58,513
147	Richardson Electronics, Ltd.	1,718
642	RightNow Technologies, Inc. †	15,196
13,141	Riverbed Technology, Inc. †	462,169
385	Rofin-Sinar Technologies, Inc. †	13,644
158	Rogers Corp. †	6,044
311	Rosetta Stone, Inc. †	6,599
2,445	Rovi Corp. †	151,614
470	Rubicon Technology, Inc. †	9,908
884	Rudolph Technologies, Inc. †	7,275
858	Saba Software, Inc. †	5,251
2,364	Sanmina-SCI Corp. †	27,139
3,054	Sapient Corp.	36,953
1,113	SAVVIS, Inc. †	28,404
410	Seachange International, Inc. †	3,506
1,845	Semtech Corp. †	41,771
1,342	ShoreTel, Inc. †	10,481
152	Sigma Designs, Inc. †	2,154
1,743	Silicon Image, Inc. †	12,811
29,111	Skyworks Solutions, Inc. †	833,448
939	SMART Modular Technologies WWH, Inc. †	5,409
795	Smith Micro Software, Inc. †	12,513
1,030	SolarWinds, Inc. †	19,828
13,462	Sonic Solutions, Inc. †	201,930
5,103	Sonus Networks, Inc. †	13,625
814	Sourcefire, Inc. †	21,107
429	Spansion, Inc., Class A †	8,880
154	Spectrum Control, Inc. †	2,308
144	SPS Commerce, Inc. †	2,275
106	SRA International, Inc., Class A †	2,168
376	SRS Labs, Inc. †	3,313
373	SS&C Technologies Holdings, Inc. †	7,650
324	Stamps.com, Inc.	4,293
212	Standard Microsystems Corp. †	6,112
1,207	STEC, Inc. †	21,304
609	Stratasys, Inc. †	19,878
1,863	SuccessFactors, Inc. †	53,952
730	Super Micro Computer, Inc. †	8,424
303	Supertex, Inc. †	7,327
1,399	support.com, Inc. †	9,065
1,003	Synaptics, Inc. †	29,468
9,044	Synchronoss Technologies, Inc. †	241,565
390	Syntel, Inc.	18,638
192	Take-Two Interactive Software, Inc. †	2,350
1,178	Taleo Corp., Class A †	32,572
320	TechTarget, Inc. †	2,538
274	Tekelec †	3,263
566	TeleCommunication Systems, Inc., Class A †	2,643
250	TeleNav, Inc. †	1,820
849	TeleTech Holdings, Inc. †	17,481
1,731	Terremark Worldwide, Inc. †	22,416
96	Tessco Technologies, Inc.	1,531
866	Tessera Technologies, Inc. †	19,182
759	THQ, Inc. †	4,600
4,924	TIBCO Software, Inc. †	97,052
228	Tier Technologies, Inc., Class B †	1,366
3,435	TiVo, Inc. †	29,644

Shares	Value
Information Technology (continued)
776	TNS, Inc. †	$16,141
4,334	Travelzoo, Inc. †	178,647
23,070	TriQuint Semiconductor, Inc. †	269,688
554	TTM Technologies, Inc. †	8,260
846	Tyler Technologies, Inc. †	17,563
7,174	Ultimate Software Group, Inc. †	348,872
655	Ultra Clean Holdings †	6,098
577	Ultratech, Inc. †	11,471
509	Unisys Corp. †	13,178
573	United Online, Inc.	3,782
893	Universal Display Corp. †	27,370
1,880	ValueClick, Inc. †	30,136
3,836	VanceInfo Technologies, Inc. ADR †	132,495
655	VASCO Data Security International, Inc. †	5,325
1,202	Veeco Instruments, Inc. †	51,638
11,257	VeriFone Systems, Inc. †	434,070
359	Viasat, Inc. †	15,943
95	Viasystems Group, Inc. †	1,913
1,046	VirnetX Holding Corp.	15,533
222	Virtusa Corp. †	3,632
11,551	Vocus, Inc. †	319,501
737	Volterra Semiconductor Corp. †	17,069
2,393	Wave Systems Corp., Class A †	9,428
1,281	Websense, Inc. †	25,940
1,150	Wright Express Corp. †	52,900
897	Xyratex, Ltd. †	14,630
1,674	Zix Corp. †	7,148
173	Zoran Corp. †	1,522
		14,385,962
Materials — 2.2%
65	AEP Industries, Inc. †	1,687
2,219	Allied Nevada Gold Corp. †	58,382
710	AMCOL International Corp.	22,010
411	Arch Chemicals, Inc.	15,589
838	Balchem Corp.	28,333
50	Brush Engineered Materials, Inc. †	1,932
1,669	Calgon Carbon Corp. †	25,235
1,823	Capital Gold Corp. †	9,243
251	Clearwater Paper Corp. †	19,653
171	Coeur d'Alene Mines Corp. †	4,672
25	Contango ORE, Inc. †	264
320	Deltic Timber Corp.	18,029
1,123	Ferro Corp. †	16,441
1,910	General Moly, Inc. †	12,377
1,822	Globe Specialty Metals, Inc.	31,138
7,650	Golden Star Resources, Ltd. †	35,113
217	Hawkins, Inc.	9,635
50	Haynes International, Inc.	2,092
108	HB Fuller Co.	2,216
165	Innophos Holdings, Inc.	5,953
2,494	Jaguar Mining, Inc. †	17,782
167	KMG Chemicals, Inc.	2,767
612	Koppers Holdings, Inc.	21,897
285	Kraton Performance Polymers, Inc. †	8,821
513	LSB Industries, Inc. †	12,445
184	Metals USA Holdings Corp. †	2,804
47	Minerals Technologies, Inc.	3,074
335	Molycorp, Inc. †	16,716
222	Neenah Paper, Inc.	4,369
307	NewMarket Corp.	37,875
407	Noranda Aluminum Holding Corp. †	5,942
1,368	Olin Corp.	28,071
1,334	Omnova Solutions, Inc. †	11,152
1,929	PolyOne Corp. †	24,093

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	December 31, 2010

Shares	Value
Materials (continued)
244	Quaker Chemical Corp.	$10,168
393	Rock-Tenn Co., Class A	21,202
1,151	Rockwood Holdings, Inc. †	45,027
120	RTI International Metals, Inc. †	3,238
543	Schweitzer-Mauduit International, Inc.	34,165
1,154	Senomyx, Inc. †	8,228
792	Silgan Holdings, Inc.	28,362
3,600	Solutia, Inc. †	83,088
440	Spartech Corp. †	4,119
233	Stepan Co.	17,771
1,319	Stillwater Mining Co. †	28,161
843	STR Holdings, Inc. †	16,860
514	Thompson Creek Metals Co., Inc. †	7,566
83	United States Lime & Minerals, Inc. †	3,497
2,645	US Gold Corp. †	21,345
464	Verso Paper Corp. †	1,587
201	Wausau Paper Corp.	1,731
1,013	Worthington Industries, Inc.	18,639
341	WR Grace & Co. †	11,979
652	Zep, Inc.	12,962
		897,497
Telecommunication Services — 0.6%
664	AboveNet, Inc.	38,818
1,340	Alaska Communications Systems Group, Inc.	14,874
261	Atlantic Tele-Network, Inc.	10,007
796	Cbeyond, Inc. †	12,163
1,669	Cincinnati Bell, Inc. †	4,673
1,334	Cogent Communications Group, Inc. †	18,863
581	Consolidated Communications Holdings, Inc.	11,213
548	Global Crossing, Ltd. †	7,080
169	Hughes Communications, Inc. †	6,834
1,747	ICO Global Communications Holdings, Ltd. †	2,620
978	Neutral Tandem, Inc. †	14,122
877	NTELOS Holdings Corp.	16,707
2,557	PAETEC Holding Corp. †	9,563
673	Shenandoah Telecommunications Co.	12,605
2,063	Syniverse Holdings, Inc. †	63,644
387	USA Mobility, Inc.	6,877
1,287	Vonage Holdings Corp. †	2,883
		253,546
Utilities — 0.0%
450	American DG Energy, Inc. †	1,247
373	Cadiz, Inc. †	4,640
153	South Jersey Industries, Inc.	8,081
		13,968
Total Common Stock (Cost $31,342,809)		40,544,572

EXCHANGE-TRADED FUND — 0.9%
4,001	iShares Russell 2000 Growth Index Fund (Cost $329,071)	349,767

WARRANT — 0.0%
15	GRH, Expires 09/11 †(a)(b) (Cost $0)	—

	Maturity Date	Par	Value
CORPORATE BOND — 0.0%
Gamco Investors, Inc.
0.000% (a) (Cost $460)	12/31/15	460	$—

Total Investments — 99.9%
(Cost $31,672,340)	40,894,339

Other Assets & Liabilities, Net — 0.1%	37,760

NET ASSETS — 100.0%	$40,932,099

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Security fair valued using methods determined in good faith by the Pricing Commitee. As of December 31, 2010, the total market value of these securities was $2,406, and represented 0.0% of Net Assets.
(b)	All or a portion of this security is on loan.

ADR — American Depositary Receipt

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	December 31, 2010

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments earned at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock
Consumer Discretionary	$6,168,210	$—	$2,406		$6,170,616
Consumer Staples	1,503,351	—	—		1,503,351
Energy	2,792,298	—	—		2,792,298
Financials	1,776,347	—	—		1,776,347
Health Care	5,883,444	—	—		5,883,444
Industrials	6,867,543	—	—		6,867,543
Information Technology	14,385,962	—	—		14,385,962
Materials	897,497	—	—		897,497
Telecommunication Services	253,546	—	—		253,546
Utilities	13,968	—	—		13,968
	40,542,166	—	2,406		40,544,572

Exchange-Traded Fund	349,767	—	—		349,767
Warrant	—	—	—	*	—
Corporate Bond	—	—	—	**	—
	349,767	—	—		349,767

Total Investments in Securities	$40,891,933	$—	$2,406		$40,894,339

*
This security was categorized as Level 3 and had a market value of $0 as of December 31, 2010. This security was categorized as Level 2 and had a market value of $0 as of December 31, 2009. There were $0 of accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales and transfers in or out of Level 3 during the year ended December 31, 2010 due to the fact that the value has remained zero throughout the year ended December 31, 2010.

**
This security was categorized as Level 3 and had a market value of $0 as of December 31, 2010 and the value has remained zero throughout the year ended December 31, 2010. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the year ended December 31, 2010.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of January 1, 2010	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	2,406
Transfer out of Level 3	—
Ending balance as of December 31, 2010	$2,406

See Notes to Financial Statements.

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments	December 31, 2010

Shares	Value
COMMON STOCK — 95.4%
Australia — 4.5%
840	AGL Energy, Ltd.	$13,073
5,331	Alumina, Ltd.	13,529
3,220	AMP, Ltd.	17,395
1,749	Aristocrat Leisure, Ltd.	5,344
11,576	Australia & New Zealand Banking Group, Ltd.	276,033
5,553	BHP Billiton, Ltd.	257,790
3,707	BlueScope Steel, Ltd.	8,506
2,590	Brambles, Ltd.	18,834
2,470	Commonwealth Bank of Australia	128,129
1,000	CSL, Ltd.	37,060
1,215	DuluxGroup, Ltd.	3,410
3,120	Fortescue Metals Group, Ltd. †	20,880
4,120	Foster's Group, Ltd.	23,911
7,617	GPT Group	22,897
6,870	Insurance Australia Group, Ltd.	27,239
308	Leighton Holdings, Ltd.	9,692
1,114	Macquarie Atlas Roads Group †	1,726
528	Macquarie Group, Ltd.	19,947
30,000	Metcash, Ltd.	125,834
3,409	National Australia Bank, Ltd.	82,570
823	Newcrest Mining, Ltd.	34,080
1,215	Orica, Ltd.	30,934
802	Origin Energy, Ltd.	13,652
1,610	QBE Insurance Group, Ltd.	29,850
620	Rio Tinto, Ltd.	54,201
4,886	Stockland	17,968
4,732	Suncorp Group, Ltd.	41,602
2,388	TABCORP Holdings, Ltd.	17,335
8,000	Telstra Corp., Ltd.	22,785
1,550	Toll Holdings, Ltd.	9,080
2,602	Transurban Group	13,637
1,459	Wesfarmers, Ltd.	47,716
754	Wesfarmers, Ltd. PPS	24,899
3,555	Westfield Group	34,764
3,555	Westfield Retail Trust †	9,329
5,262	Westpac Banking Corp.	119,343
970	Woodside Petroleum, Ltd.	42,183
2,227	Woolworths, Ltd.	61,396
383	WorleyParsons, Ltd.	10,472
		1,749,025
Austria — 0.8%
4,070	Erste Group Bank AG	192,161
2,560	OMV AG	106,728
790	Telekom Austria AG	11,139
		310,028
Belgium — 0.4%
5,266	Ageas	12,040
1,014	Anheuser-Busch InBev NV	57,960
624	Anheuser-Busch InBev NV VVPR †	3
280	Belgacom SA	9,411
197	Delhaize Group SA	14,574
341	Groupe Bruxelles Lambert SA	28,702
400	KBC Groep NV	13,634
100	Solvay SA	10,667
200	UCB SA	6,870
		153,861
Bermuda — 0.1%
736	Seadrill, Ltd.	25,152

Brazil — 0.9%
15,400	Brookfield Incorporacoes SA	80,281
6,500	Cia de Saneamento Basico do Estado de Sao Paulo	166,838

Shares	Value
Brazil (continued)
7,100	Diagnosticos da America SA	$96,276
		343,395
Canada — 3.6%
2,900	Bank of Nova Scotia	166,038
2,000	Canadian National Railway Co.	133,059
4,000	Canadian Natural Resources, Ltd.	177,880
3,300	Enbridge, Inc.	186,194
6,400	Nexen, Inc.	146,315
6,000	Rogers Communications, Inc., Class B	208,162
3,900	Royal Bank of Canada	204,601
2,700	Teck Resources, Ltd., Class B	167,285
		1,389,534
China — 2.1%
107,613	Bank of Communications Co., Ltd., Class H	108,309
164,000	China Citic Bank Corp., Ltd., Class H	106,291
282,000	China Petroleum & Chemical Corp., Class H	269,842
187,000	Dongfeng Motor Group Co., Ltd., Class H	322,097
7,327	Foxconn International Holdings, Ltd. †	5,115
		811,654
Denmark — 0.4%
3	AP Moller - Maersk A/S, Class B	27,182
841	Danske Bank A/S	21,585
700	DSV A/S	15,529
631	Novo Nordisk A/S, Class B	71,147
125	Novozymes A/S, Class B	17,455
350	Vestas Wind Systems A/S †	11,093
		163,991
Finland — 1.6%
1,070	Fortum OYJ	32,287
2,900	Kesko OYJ, Class B	135,567
5,740	Nokia OYJ	59,481
15,500	Pohjola Bank PLC	186,023
7,560	Sampo OYJ, Class A	202,224
1,450	Stora Enso OYJ, Class R	14,928
420	UPM-Kymmene OYJ	7,448
		637,958
France — 6.8%
370	Accor SA	16,496
592	Air Liquide SA	74,983
4,580	Alcatel-Lucent	13,404
440	Alstom SA	21,097
2,840	AXA SA	47,290
6,524	BNP Paribas	415,641
450	Bouygues SA	19,428
290	Cap Gemini SA	13,562
964	Carrefour SA	39,762
1,400	Christian Dior SA	200,320
720	Cie de St.-Gobain	37,097
295	Cie Generale de Geophysique-Veritas †	9,009
245	Cie Generale des Etablissements Michelin, Class B	17,594
440	Cie Generale d'Optique Essilor International SA	28,360
720	CNP Assurances	13,000
1,610	Credit Agricole SA	20,480
950	Danone	59,755
370	Edenred †	8,767
362	EDF SA	14,872
7,844	France Telecom SA	164,202
1,834	GDF Suez	65,892
350	Lafarge SA	21,980
330	Lagardere SCA	13,610

See Notes to Financial Statements.

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments - (Continued)	December 31, 2010

Shares	Value
France (continued)
490	L'Oreal SA	$54,504
509	LVMH Moet Hennessy Louis Vuitton SA	83,865
40	Neopost SA	3,490
285	Pernod-Ricard SA	26,836
100	PPR	15,927
520	Publicis Groupe SA	27,144
4,577	Sanofi-Aventis SA	293,541
2,303	Schneider Electric SA	345,428
820	Societe Generale	44,138
230	Sodexo	15,877
450	Suez Environnement Co.	9,300
310	Technip SA	28,664
3,672	Total SA	195,651
132	Unibail-Rodamco SE	26,145
270	Vallourec SA	28,398
867	Veolia Environnement SA	25,387
604	Vinci SA	32,880
1,936	Vivendi SA	52,333
		2,646,109
Germany — 6.8%
350	Adidas AG	22,775
742	Allianz SE	88,193
4,952	BASF SE	395,327
1,314	Bayer AG	97,439
3,100	Bayerische Motoren Werke AG	244,328
1,250	Commerzbank AG	9,309
1,439	Daimler AG	97,405
5,555	Deutsche Bank AG	290,609
350	Deutsche Boerse AG	24,191
1,323	Deutsche Post AG	22,453
3,748	Deutsche Telekom AG	48,334
2,952	E.ON AG	90,183
217	Fresenius Medical Care AG & Co. KGAA	12,480
1,100	Hochtief AG	93,283
260	Linde AG	39,347
250	MAN SE	29,787
106	Merck KGAA	8,489
310	Metro AG	22,383
1,731	Muenchener Rueckversicherungs AG	262,263
3,040	RWE AG	203,114
4,880	SAP AG	248,983
1,313	Siemens AG	162,706
280	Solarworld AG	2,769
720	ThyssenKrupp AG	29,923
6,050	United Internet AG	98,475
10	Volkswagen AG	1,419
		2,645,967
Greece — 0.1%
1,070	Alpha Bank AE	5,442
826	EFG Eurobank Ergasias SA	4,148
680	Hellenic Telecommunications Organization SA	5,583
875	National Bank of Greece SA	7,122
500	OPAP SA	8,654
454	Piraeus Bank SA	2,219
		33,168
Guernsey — 0.0%
164	Resolution, Ltd.	600

Hong Kong — 4.4%
4,840	Bank of East Asia, Ltd.	20,256
11,600	BOC Hong Kong Holdings, Ltd.	39,450
39,000	Cathay Pacific Airways, Ltd.	107,593
20,200	Cheung Kong Holdings, Ltd.	311,344
10,500	China Mobile, Ltd.	104,117

Shares	Value
Hong Kong (continued)
2,582	CLP Holdings, Ltd.	$20,967
79,800	CNOOC, Ltd.	189,970
2,049	Esprit Holdings, Ltd.	9,748
3,801	Hang Lung Properties, Ltd.	17,768
2,100	Hang Seng Bank, Ltd.	34,507
6,463	Hong Kong & China Gas Co., Ltd.	15,230
1,200	Hong Kong Exchanges and Clearing, Ltd.	27,210
3,100	Hongkong Electric Holdings, Ltd.	19,543
5,100	Hutchison Whampoa, Ltd.	52,471
12,500	Jardine Strategic Holdings, Ltd.	345,789
22,000	Kingboard Chemical Holdings, Ltd.	131,733
4,129	Li & Fung, Ltd.	23,959
4,775	New World Development, Ltd.	8,960
1,900	Sun Hung Kai Properties, Ltd.	31,527
12,400	Swire Pacific, Ltd., Class A	203,753
		1,715,895
India — 1.0%
3,100	Dr. Reddy's Laboratories, Ltd. ADR	114,576
3,400	Infosys Technologies, Ltd. ADR	258,672
		373,248
Indonesia — 1.0%
41,000	Gudang Garam TBK PT	181,875
40,000	Indo Tambangraya Megah PT	225,109
		406,984
Ireland — 0.2%
273	CRH PLC^	5,698
1,058	CRH PLC^	21,954
770	Elan Corp. PLC †	4,343
2,400	Experian PLC	29,897
		61,892
Israel — 0.9%
1,500	Teva Pharmaceutical Industries, Ltd.	78,667
5,000	Teva Pharmaceutical Industries, Ltd. ADR	260,650
		339,317
Italy — 1.9%
1,997	Assicurazioni Generali SPA	38,036
724	Atlantia SPA	14,790
4,660	Banca Monte dei Paschi di Siena SPA	5,322
1,530	Banco Popolare SC	6,947
8,800	Enel SPA	44,113
17,406	ENI SPA	381,632
1,510	Fiat SPA	31,240
1,090	Finmeccanica SPA	12,406
13,484	Intesa Sanpaolo SPA	36,672
2,180	Intesa Sanpaolo SPA, RNC	5,201
2,310	Mediaset SPA	13,995
1,375	Mediobanca SPA	12,269
4,476	Snam Rete Gas SPA	22,297
14,324	Telecom Italia SPA	18,591
13,120	Telecom Italia SPA, RNC	14,285
26,743	UniCredit SPA	55,463
1,132	Unione di Banche Italiane SCPA	9,936
		723,195
Japan — 16.1%
300	Advantest Corp.	6,743
1,600	Aeon Co., Ltd.	19,958
500	Aisin Seiki Co., Ltd.	17,612
685	Ajinomoto Co., Inc.	7,113
12,100	Amada Co., Ltd.	98,024
1,300	Asahi Breweries, Ltd.	25,081
2,200	Asahi Glass Co., Ltd.	25,576
3,600	Asahi Kasei Corp.	23,408
5,300	Astellas Pharma, Inc.	201,354

See Notes to Financial Statements.

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments - (Continued)	December 31, 2010

Shares	Value
Japan (continued)
4,100	Bank of Yokohama, Ltd. (The)	$21,134
600	Bridgestone Corp.	11,545
13,500	Brother Industries, Ltd.	199,172
1,598	Canon, Inc.	82,051
2	Central Japan Railway Co.	16,713
1,400	Chiba Bank, Ltd. (The)	9,075
878	Chubu Electric Power Co., Inc.	21,546
500	Chugai Pharmaceutical Co., Ltd.	9,152
1,900	Chuo Mitsui Trust Holdings, Inc.	7,846
100	Credit Saison Co., Ltd.	1,631
2,100	Dai Nippon Printing Co., Ltd.	28,472
1,400	Daiichi Sankyo Co., Ltd.	30,566
600	Daikin Industries, Ltd.	21,188
200	Daito Trust Construction Co., Ltd.	13,663
308	Daiwa House Industry Co., Ltd.	3,771
2,900	Daiwa Securities Group, Inc.	14,870
548	Denso Corp.	18,833
500	Dentsu, Inc.	15,443
700	East Japan Railway Co.	45,406
500	Eisai Co., Ltd.	18,057
500	Electric Power Development Co., Ltd.	15,653
300	FANUC Corp.	45,840
36,000	Fuji Heavy Industries, Ltd.	277,522
1,000	FUJIFILM Holdings Corp.	36,006
4,600	Fujitsu, Ltd.	31,859
1,900	Fukuoka Financial Group, Inc.	8,221
25,217	Hankyu Hanshin Holdings, Inc.	116,829
100	Hirose Electric Co., Ltd.	11,233
2,773	Hitachi, Ltd.	14,717
509	Hokkaido Electric Power Co., Inc.	10,390
1,600	Hokuhoku Financial Group, Inc.	3,243
2,500	Honda Motor Co., Ltd.	98,636
900	Hoya Corp.	21,753
200	Ibiden Co., Ltd.	6,271
3	INPEX Corp.	17,512
3,800	ITOCHU Corp.	38,274
1,164	Japan Steel Works, Ltd. (The)	12,119
8	Japan Tobacco, Inc.	29,530
700	JFE Holdings, Inc.	24,262
2,000	Joyo Bank, Ltd. (The)	8,763
700	JS Group Corp.	15,349
1,200	JTEKT Corp.	14,075
2,261	JX Holdings, Inc.	15,294
4,300	Kajima Corp.	11,397
1,100	Kansai Electric Power Co., Inc. (The)	27,115
1,000	Kao Corp.	26,865
5	KDDI Corp.	28,823
1,015	Keio Corp.	6,911
110	Keyence Corp.	31,727
5,300	Kintetsu Corp.	16,555
1,900	Kirin Holdings Co., Ltd.	26,564
53,100	Kobe Steel, Ltd.	134,120
1,800	Komatsu, Ltd.	54,154
4,900	Konami Corp.	103,635
1,100	Konica Minolta Holdings, Inc.	11,365
1,133	Kubota Corp.	10,670
1,000	Kuraray Co., Ltd.	14,270
300	Kyocera Corp.	30,468
5,200	Kyushu Electric Power Co., Inc.	116,375
4,200	Marubeni Corp.	29,392
900	Marui Group Co., Ltd.	7,305
3,600	MEIJI Holdings Co., Ltd.	162,396
4,300	Mitsubishi Chemical Holdings Corp.	29,035
2,600	Mitsubishi Corp.	70,049
4,200	Mitsubishi Electric Corp.	43,871

Shares	Value
Japan (continued)
2,200	Mitsubishi Estate Co., Ltd.	$40,644
1,400	Mitsubishi Gas Chemical Co., Inc.	9,899
6,000	Mitsubishi Heavy Industries, Ltd.	22,453
4,600	Mitsubishi Materials Corp.	14,612
14,856	Mitsubishi UFJ Financial Group, Inc.	80,076
3,400	Mitsui & Co., Ltd.	55,923
1,600	Mitsui Fudosan Co., Ltd.	31,786
2,700	Mitsui OSK Lines, Ltd.	18,289
17,000	Mizuho Financial Group, Inc.	31,878
750	MS&AD Insurance Group Holdings	18,715
500	Murata Manufacturing Co., Ltd.	34,890
1,583	NEC Corp.	4,734
100	Nidec Corp.	10,079
800	Nikon Corp.	16,143
137	Nintendo Co., Ltd.	39,983
14,056	Nippon Electric Glass Co., Ltd.	201,684
2,100	Nippon Express Co., Ltd.	9,427
5,989	Nippon Steel Corp.	21,447
3,800	Nippon Telegraph & Telephone Corp.	172,980
2,800	Nippon Yusen KK	12,322
20,200	Nissan Motor Co., Ltd.	191,018
400	Nitto Denko Corp.	18,753
1,900	NKSJ Holdings, Inc.	13,933
3,500	Nomura Holdings, Inc.	22,200
2,100	NSK, Ltd.	18,879
3	NTT Data Corp.	10,342
22	NTT DoCoMo, Inc.	38,301
1,100	Obayashi Corp.	5,048
400	Olympus Corp.	12,039
500	Omron Corp.	13,172
200	Oriental Land Co., Ltd.	18,492
180	ORIX Corp.	17,629
32,800	Osaka Gas Co., Ltd.	127,100
2,765	Panasonic Corp.	39,024
1,100	Resona Holdings, Inc.	6,554
1,100	Ricoh Co., Ltd.	16,033
200	Rohm Co., Ltd.	13,002
2,900	Sankyo Co., Ltd.	163,336
600	Secom Co., Ltd.	28,340
400	Sega Sammy Holdings, Inc.	7,583
300	Seiko Epson Corp.	5,444
2,000	Sekisui Chemical Co., Ltd.	14,303
1,700	Sekisui House, Ltd.	17,124
1,500	Seven & I Holdings Co., Ltd.	39,891
1,900	Sharp Corp.	19,490
700	Shin-Etsu Chemical Co., Ltd.	37,714
1,300	Shinsei Bank, Ltd.	1,691
700	Shiseido Co., Ltd.	15,238
2,100	Shizuoka Bank, Ltd. (The)	19,302
2,800	Showa Denko KK	6,279
38	SMC Corp.	6,482
4,700	Softbank Corp.	161,999
4,544	Sojitz Corp.	9,932
1,800	Sony Corp.	64,353
3,200	Sumitomo Chemical Co., Ltd.	15,703
22,700	Sumitomo Corp.	319,436
1,900	Sumitomo Electric Industries, Ltd.	26,247
1,800	Sumitomo Heavy Industries, Ltd.	11,509
7,600	Sumitomo Metal Industries, Ltd.	18,625
1,300	Sumitomo Metal Mining Co., Ltd.	22,635
5,600	Sumitomo Mitsui Financial Group, Inc.	198,207
900	Sumitomo Realty & Development Co., Ltd.	21,403
2,600	Sumitomo Trust & Banking Co., Ltd. (The)	16,282

See Notes to Financial Statements.

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments - (Continued)	December 31, 2010

Shares	Value
Japan (continued)
300	T&D Holdings, Inc.	$7,565
1,300	Takashimaya Co., Ltd.	11,099
1,100	Takeda Pharmaceutical Co., Ltd.	54,019
200	TDK Corp.	13,842
3,100	Teijin, Ltd.	13,193
400	Terumo Corp.	22,427
2,500	Tobu Railway Co., Ltd.	14,016
900	Tohoku Electric Power Co., Inc.	20,030
891	Tokio Marine Holdings, Inc.	26,459
1,700	Tokyo Electric Power Co., Inc. (The)	41,435
300	Tokyo Electron, Ltd.	18,881
2,500	Tokyo Gas Co., Ltd.	11,067
3,000	Tokyu Corp.	13,718
2,100	Toppan Printing Co., Ltd.	19,104
2,700	Toray Industries, Inc.	16,090
6,000	Toshiba Corp.	32,552
500	Toyota Industries Corp.	15,464
4,355	Toyota Motor Corp.	171,386
500	Toyota Tsusho Corp.	8,752
4	West Japan Railway Co.	14,924
34	Yahoo Japan Corp.	13,137
2,090	Yamada Denki Co., Ltd.	142,133
600	Yamaha Motor Co., Ltd.	9,733
1,200	Yamato Holdings Co., Ltd.	17,017
		6,307,490
Jersey — 0.0%
709	Atrium European Real Estate, Ltd.	4,160

Luxembourg — 0.7%
7,545	ArcelorMittal	287,241

Malaysia — 0.5%
83,700	Genting Malaysia BHD	92,043
38,800	Hong Leong Bank BHD	115,834
		207,877
Mexico — 1.7%
118,000	America Movil SAB de CV, Series L	338,227
24,000	Grupo Financiero Banorte SAB de CV, Class O	114,070
52,400	Grupo Mexico SAB de CV, Series B	215,704
		668,001
Netherlands — 3.9%
1,766	Aegon NV	10,815
296	Akzo Nobel NV	18,423
470	ASML Holding NV	18,032
690	European Aeronautic Defence and Space Co. NV	16,107
600	Heineken NV	29,439
4,786	ING Groep NV, CVA	46,708
1,780	Koninklijke Ahold NV	23,523
3,230	Koninklijke DSM NV	184,186
2,352	Koninklijke KPN NV	34,365
1,840	Koninklijke Philips Electronics NV	56,430
1,203	Reed Elsevier NV	14,899
5,853	Royal Dutch Shell PLC, Class A	195,450
13,098	Royal Dutch Shell PLC, Class B	433,795
922	TNT NV	24,392
13,345	Unilever NV, CVA	416,482
660	Wolters Kluwer NV	14,479
		1,537,525
New Zealand — 0.0%
7,043	Telecom Corp. of New Zealand, Ltd.	11,832

Norway — 0.3%
2,322	DnB NOR ASA	32,724

Shares	Value
Norway (continued)
2,200	Norsk Hydro ASA	$16,234
2,150	Orkla ASA	21,010
1,472	Statoil ASA	35,123
965	Telenor ASA	15,753
		120,844
Philippines — 0.2%
3,200	Globe Telecom, Inc.	58,639

Poland — 0.2%
7,000	Grupa Lotos SA †	86,236

Portugal — 0.1%
3,730	Banco Comercial Portugues SA, Class R	2,902
1,620	Brisa Auto-Estradas de Portugal SA	11,304
4,750	Energias de Portugal SA	15,821
770	Portugal Telecom SGPS SA	8,793
		38,820
Russia — 0.6%
6,900	Tatneft ADR	228,613

Singapore — 2.3%
3,000	DBS Group Holdings, Ltd.	33,494
9,800	Jardine Cycle & Carriage, Ltd.	279,507
3,908	Keppel Corp., Ltd.	34,492
6,000	Oversea-Chinese Banking Corp., Ltd.	46,206
1,825	SATS, Ltd.	4,096
2,500	Singapore Airlines, Ltd.	29,839
71,200	Singapore Telecommunications, Ltd.	169,242
22,200	United Overseas Bank, Ltd.	315,126
		912,002
South Africa — 2.6%
3,750	AngloGold Ashanti, Ltd.	185,469
10,000	Aspen Pharmacare Holdings, Ltd.	139,384
7,700	Gold Fields, Ltd.	140,441
11,000	Remgro, Ltd.	188,071
12,100	Shoprite Holdings, Ltd.	182,609
3,000	Tiger Brands, Ltd.	87,992
644	Trans Hex Group, Ltd. †	234
9,450	Vodacom Group, Ltd.	109,441
		1,033,641
South Korea — 2.9%
600	Honam Petrochemical Corp. †	143,908
1,100	Hyosung Corp. †	103,867
3,900	Hyundai Marine & Fire Insurance Co., Ltd.	90,920
1,425	LG Corp. †	110,903
525	LG Innotek Co., Ltd. †	62,622
650	Samsung Electronics Co., Ltd.	549,815
1,100	S-Oil Corp.	90,767
		1,152,802
Spain — 3.4%
609	Abertis Infraestructuras SA	10,999
138	Acciona SA	9,799
144	ACS Actividades de Construccion y Servicios SA	6,765
6,885	Banco Bilbao Vizcaya Argentaria SA	70,192
1,882	Banco Popular Espanol SA	9,708
45,238	Banco Santander SA	482,222
63	Ferrovial SA	629
210	Fomento de Construcciones y Contratas SA	5,533
6,683	Iberdrola SA	51,836
380	Inditex SA	28,455
11,440	Repsol YPF SA	320,477
13,869	Telefonica SA	316,744
		1,313,359

See Notes to Financial Statements.

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments - (Continued)	December 31, 2010

Shares	Value
Sweden — 2.2%
800	Assa Abloy AB, Class B	$22,626
1,400	Atlas Copco AB, Class B	31,776
14,400	Atlas Copco AB, Class A	364,462
600	Electrolux AB, Series B	17,072
1,690	Hennes & Mauritz AB, Class B	56,434
6,200	Nordea Bank AB	67,589
2,000	Sandvik AB	39,126
1,000	Scania AB, Class B	23,080
1,100	Securitas AB, Class B	12,915
3,840	Skandinaviska Enskilda Banken AB, Class A	32,145
1,200	SKF AB, Class B	34,334
1,500	Svenska Cellulosa AB, Class B	23,746
621	Svenska Handelsbanken AB, Class A	19,903
3,777	Telefonaktiebolaget LM Ericsson, Class B	43,886
4,100	TeliaSonera AB	32,634
2,283	Volvo AB, Class B	40,323
		862,051
Switzerland — 5.1%
3,841	ABB, Ltd.	85,927
1,400	ACE, Ltd.	87,150
130	Actelion, Ltd. †	7,132
340	Adecco SA	22,340
2,000	Baloise Holding AG	194,926
775	Cie Financiere Richemont SA	45,661
1,883	Credit Suisse Group AG	75,984
90	Geberit AG	20,850
530	Holcim, Ltd.	40,184
3,700	Julius Baer Group, Ltd.	173,580
5,639	Nestle SA	330,990
325	Nobel Biocare Holding AG	6,142
6,893	Novartis AG	406,543
1,091	Roche Holding AG	160,242
1,470	STMicroelectronics NV	15,293
79	Swatch Group AG (The)	35,292
66	Swiss Life Holding AG	9,538
764	Swiss Reinsurance Co., Ltd.	41,065
48	Swisscom AG	21,141
166	Syngenta AG	48,754
149	Synthes, Inc.	20,150
4,866	UBS AG	80,047
260	Zurich Financial Services AG	67,461
		1,996,392
Thailand — 0.4%
13,500	Bangkok Bank PCL	65,798
18,100	PTT Exploration & Production PCL	100,758
		166,556
Turkey — 0.2%
18,500	KOC Holding AS	90,248

United Kingdom — 14.0%
2,297	3i Group PLC	11,802
2,159	Anglo American PLC	112,959
5,315	AstraZeneca PLC	242,262
4,840	Aviva PLC	29,755
6,290	BAE Systems PLC	32,403
16,799	Barclays PLC	69,438
5,198	BG Group PLC	105,457
9,663	BHP Billiton PLC	388,813
27,705	BP PLC	204,240
7,343	British American Tobacco PLC	282,495
1,069	British Land Co. PLC	8,776
2,330	British Sky Broadcasting Group PLC	26,785
7,318	BT Group PLC, Class A	20,787

Shares	Value
United Kingdom (continued)
4,422	Cable & Wireless Communications PLC	$3,363
4,422	Cable & Wireless Worldwide PLC	4,542
1,219	Capita Group PLC (The)	13,259
400	Carnival PLC	18,608
9,673	Centrica PLC	50,126
18,980	Compass Group PLC	172,285
3,710	Diageo PLC	68,748
28,000	G4S PLC	111,091
7,832	GlaxoSmithKline PLC	151,906
490	Hammerson PLC	3,194
2,878	Home Retail Group PLC	8,506
26,785	HSBC Holdings PLC	273,784
12,960	Imperial Tobacco Group PLC	398,441
619	Intercontinental Hotels Group PLC	12,093
3,260	International Power PLC	22,329
3,120	J Sainsbury PLC	18,332
830	Johnson Matthey PLC	26,447
4,950	Kingfisher PLC	20,395
970	Land Securities Group PLC	10,233
13,730	Legal & General Group PLC	20,798
44,104	Lloyds Banking Group PLC	45,535
350	London Stock Exchange Group PLC	4,589
3,512	Man Group PLC	16,287
2,730	Marks & Spencer Group PLC	15,745
20,723	National Grid PLC	179,139
8,195	Next PLC	253,136
12,240	Old Mutual PLC	23,574
1,940	Pearson PLC	30,577
4,759	Prudential PLC	49,725
831	Reckitt Benckiser Group PLC	45,724
1,930	Reed Elsevier PLC	16,305
2,290	Rexam PLC	11,894
5,933	Rio Tinto PLC	422,972
3,689	Rolls-Royce Group PLC	35,948
28,552	Royal Bank of Scotland Group PLC †	17,537
5,679	RSA Insurance Group PLC	11,104
1,780	SABMiller PLC	62,717
4,410	Sage Group PLC (The)	18,840
1,550	Scottish & Southern Energy PLC	29,613
500	Severn Trent PLC	11,561
2,010	Smith & Nephew PLC	21,226
1,276	Smiths Group PLC	24,808
22,207	Standard Chartered PLC	599,575
11,297	Tesco PLC	74,921
2,071	Tullow Oil PLC	40,903
2,529	Unilever PLC	77,692
1,228	United Utilities Group PLC	11,362
80,414	Vodafone Group PLC	211,128
625	Whitbread PLC	17,491
2,185	WM Morrison Supermarkets PLC	9,131
157	Wolseley PLC †	5,027
2,730	WPP PLC	33,754
3,750	Xstrata PLC	88,873
		5,462,865
United States — 0.5%
3,350	Philip Morris International, Inc.	196,076
411	Thomson Reuters Corp.	15,347
		211,423
Total Common Stock (Cost $34,878,002)		37,289,590

See Notes to Financial Statements.

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments - (Continued)	December 31, 2010

Shares		Value
PREFERRED STOCK — 3.0%
Brazil — 2.8%
6,413	Banco Bradesco SA	$126,188
4,700	Cia Paranaense de Energia	117,550
34,170	Itausa - Investimentos Itau SA	271,828
12,600	Petroleo Brasileiro SA	207,228
12,800	Vale SA	374,134
		1,096,928
Germany — 0.2%
276	Henkel AG & Co. KGAA	17,119
190	Porsche Automobil Holding SE	15,162
160	Volkswagen AG	26,023
		58,304
Total Preferred Stock (Cost $1,066,792)		1,155,232

EXCHANGE-TRADED FUND — 0.7%
4,900	iShares MSCI EAFE Index Fund (Cost $281,236)	285,327

RIGHTS — 0.0%
106	Banco Bradesco SA (Cost $0)	549

PRIVATE COMPANY — 0.0%
7,765	BGP Holdings †(a) (Cost $0)	—

Total Investments — 99.1%
(Cost $36,226,030)		38,730,698

Other Assets & Liabilities, Net — 0.9%		350,547

NET ASSETS — 100.0%		$39,081,245

†	Non-income producing security.
^	Securities incorporated in the same country but traded on different exchanges.
(a)	Security fair valued using methods determined in good faith by the Pricing Committee. As of December 31, 2010, the total market value of this security was $0 and represented 0.0% of Net Assets.

ADR — American Depositary Receipt
EAFE — Europe, Australasia, Far East
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
PPS — Price Protected Shares
VVPR — Voter Verified Paper Record

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried as value:

Investments in Securities	Level 1	Level 2		Level 3		Total
Common Stock
Australia	$50,931	$1,698,094	*	$—		$1,749,025
Austria	—	310,028	*	—		310,028
Belgium	3	153,858	*	—		153,861
Bermuda	—	25,152	*	—		25,152
Brazil	343,395	—		—		343,395
Canada	1,389,534	—		—		1,389,534
China	—	811,654	*	—		811,654
Denmark	—	163,991	*	—		163,991
Finland	—	637,958	*	—		637,958
France	—	2,646,109	*	—		2,646,109
Germany	—	2,645,967	*	—		2,645,967
Greece	—	33,168	*	—		33,168
Guernsey	—	600	*	—		600
Hong Kong	—	1,715,895	*	—		1,715,895
India	373,248	—		—		373,248
Indonesia	—	406,984	*	—		406,984
Ireland	—	61,892	*	—		61,892
Israel	260,650	78,667	*	—		339,317
Italy	—	723,195	*	—		723,195
Japan	—	6,307,490	*	—		6,307,490
Jersey	—	4,160	*	—		4,160
Luxembourg	—	287,241	*	—		287,241
Malaysia	—	207,877	*	—		207,877
Mexico	668,001	—		—		668,001
Netherlands	—	1,537,525	*	—		1,537,525
New Zealand	—	11,832	*	—		11,832
Norway	—	120,844	*	—		120,844
Phillippines	—	58,639	*	—		58,639
Poland	—	86,236	*			86,236
Portugal	—	38,820	*	—		38,820
Russia	—	228,613	*	—		228,613
Singapore	—	912,002	*	—		912,002
South Africa	—	1,033,641	*	—		1,033,641
South Korea	—	1,152,802	*	—		1,152,802
Spain	—	1,313,359	*	—		1,313,359
Sweden	—	862,051	*	—		862,051
Switzerland	87,150	1,909,242	*	—		1,996,392
Thailand	—	166,556	*	—		166,556
Turkey	—	90,248	*	—		90,248
United Kingdom	—	5,462,865	*	—		5,462,865
United States	211,423	—		—		211,423
	3,384,335	33,905,255		—		37,289,590
Preferred Stock
Brazil	1,096,928	—		—		1,096,928
Germany	—	58,304	*	—		58,304
	1,096,928	58,304		—		1,155,232
Exchange-Traded Fund	285,327	—		—		285,327
Rights	549	—		—		549
Private Company	—	—		—	††	—
Total Investments in Securities	$4,767,139	$33,963,559		$—		$38,730,698

*
Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading through the application of a third party valuation model.

††
This security was categorized as Level 3 and had a market value of $0 as of December 31, 2010 and the value has remained zero throughout the year ended December 31, 2010. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the year ended December 31, 2010.

For the year ended December 31, 2010, the transfers out of Level 1 and into Level 2 were $173,579 and the transfers out of Level 2 into Level 1 were $41,605. The transfers were related to the fair value of certain international securities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Socially Responsible Fund Schedule of Investments	December 31, 2010

Shares	Value

COMMON STOCK — 96.6%
Consumer Discretionary — 14.4%
2,020	Amazon.com, Inc. †	$363,600
8,660	Cablevision Systems Corp., Class A	293,054
26,350	Comcast Corp. Special, Class A	578,910
4,030	Harley-Davidson, Inc.	139,720
12,240	Home Depot, Inc. (The)	429,135
13,240	Johnson Controls, Inc.	505,768
8,370	Marcus Corp.	111,070
4,570	McDonald's Corp.	350,793
13,030	Newell Rubbermaid, Inc.	236,885
22,290	News Corp., Class B	366,002
29,560	Staples, Inc.	673,081
32,610	Target Corp.	1,960,839
14,020	Toll Brothers, Inc. †	266,380
28,810	Walt Disney Co. (The)	1,080,663
5,020	Yum! Brands, Inc.	246,231
		7,602,131
Consumer Staples — 11.0%
5,550	Coca-Cola Co. (The)	365,023
8,010	Costco Wholesale Corp.	578,402
6,850	CVS Caremark Corp.	238,175
6,400	Estee Lauder Cos., Inc. (The), Class A	516,480
7,030	General Mills, Inc.	250,198
6,500	HJ Heinz Co.	321,490
8,600	Kellogg Co.	439,288
4,940	Kimberly-Clark Corp.	311,418
13,860	Kraft Foods, Inc., Class A	436,728
8,400	McCormick & Co., Inc.	390,852
11,950	PepsiCo, Inc.	780,694
18,010	Procter & Gamble Co. (The)	1,158,583
		5,787,331
Energy — 8.7%
4,645	Apache Corp.	553,823
3,510	Devon Energy Corp.	275,570
2,780	Diamond Offshore Drilling, Inc.	185,899
30,290	El Paso Corp.	416,790
6,140	National Oilwell Varco, Inc.	412,915
9,650	Newfield Exploration Co. †	695,862
10,100	Petrohawk Energy Corp. †	184,325
22,610	Petroleo Brasileiro SA ADR	855,563
2,200	Schlumberger, Ltd.	183,700
16,670	Spectra Energy Corp.	416,583
18,000	Weatherford International, Ltd. †	410,400
		4,591,430
Financials — 13.8%
5,380	American Express Co.	230,910
20,180	Annaly Capital Management, Inc.	361,625
28,870	Bank of America Corp.	385,126
6	Berkshire Hathaway, Inc., Class A †	722,700
26,800	Charles Schwab Corp. (The)	458,548
85,790	Chimera Investment Corp.	352,597
83,500	Citigroup, Inc. †	394,955
4,550	Comerica, Inc.	192,192
14,300	Forest City Enterprises, Inc., Class A †	238,667
540	Goldman Sachs Group, Inc. (The)	90,806
22,560	JPMorgan Chase & Co.	956,995
4,170	MetLife, Inc.	185,315
9,270	Moody's Corp.	246,026
22,120	Travelers Cos., Inc. (The)	1,232,305
3,370	Visa, Inc., Class A	237,181
31,890	Wells Fargo & Co.	988,271
		7,274,219

Shares	Value
Health Care — 9.2%
5,340	Abbott Laboratories	$255,839
19,970	AmerisourceBergen Corp., Class A	681,376
4,950	Amgen, Inc. †	271,755
17,780	Bristol-Myers Squibb Co.	470,814
5,230	Celgene Corp. †	309,302
3,200	Edwards Lifesciences Corp. †	258,688
3,440	GlaxoSmithKline PLC ADR	134,917
14,810	Johnson & Johnson	915,999
12,150	Merck & Co., Inc.	437,886
12,900	Novartis AG ADR	760,455
20,440	Pfizer, Inc.	357,905
		4,854,936
Industrials — 11.1%
7,550	3M Co.	651,565
3,950	Covanta Holding Corp.	67,900
1,990	Cummins, Inc.	218,920
4,980	Eaton Corp.	505,520
9,560	Emerson Electric Co.	546,545
45,470	General Electric Co.	831,646
4,990	Harsco Corp.	141,317
9,280	Honeywell International, Inc.	493,325
24,070	Masco Corp.	304,726
9,310	Norfolk Southern Corp.	584,854
6,780	Tyco International, Ltd.	280,963
10,510	United Parcel Service, Inc., Class B	762,816
12,080	Waste Management, Inc.	445,390
		5,835,487
Information Technology — 17.4%
3,900	Apple, Inc. †	1,257,984
12,880	ASML Holding NV, NY Shares	493,819
8,950	Autodesk, Inc. †	341,890
7,540	Automatic Data Processing, Inc.	348,951
27,470	Cisco Systems, Inc. †	555,718
3,620	Citrix Systems, Inc. †	247,645
2,850	Dolby Laboratories, Inc., Class A †	190,095
7,930	eBay, Inc. †	220,692
11,950	EMC Corp. †	273,655
1,590	First Solar, Inc. †	206,923
1,820	Google, Inc., Class A †	1,081,025
18,580	Intel Corp.	390,737
5,380	International Business Machines Corp.	789,569
2,370	Intuit, Inc. †	116,841
7,260	Juniper Networks, Inc. †	268,039
38,410	Microsoft Corp.	1,072,407
16,420	Oracle Corp.	513,946
14,830	Texas Instruments, Inc.	481,975
9,540	VeriSign, Inc.	311,672
1,520	Xilinx, Inc.	44,050
		9,207,633
Materials — 6.2%
4,730	Air Products & Chemicals, Inc.	430,194
4,400	BHP Billiton, Ltd. ADR	408,848
13,760	Celanese Corp., Ser A	566,499
4,000	Ecolab, Inc.	201,680
4,780	EI du Pont de Nemours & Co.	238,426
20,370	International Paper Co.	554,879
1,450	Potash Corp. of Saskatchewan, Inc.	224,503
7,800	PPG Industries, Inc.	655,746
		3,280,775
Telecommunication Services — 3.0%
8,050	American Tower Corp., Class A †	415,702
18,740	AT&T, Inc.	550,581
17,040	Verizon Communications, Inc.	609,691
		1,575,974

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Socially Responsible Fund Schedule of Investments - (Continued)	December 31, 2010

Shares	Value
Utilities — 1.8%
12,700	NextEra Energy, Inc.	$660,273
3,220	Sempra Energy	168,986
2,000	Wisconsin Energy Corp.	117,720
		946,979
Total Common Stock (Cost $37,770,403)		50,956,895

Total Investments — 96.6%
(Cost $37,770,403)		50,956,895

Other Assets & Liabilities, Net — 3.4%		1,796,664

NET ASSETS — 100.0%		$52,753,559

†    Non-income producing security.

ADR — American Depositary Receipt
NY — New York
PLC — Public Limited Company

As of December 31, 2010, all of the Fund’s investments in securities were considered Level 1. During the year ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Assets and Liabilities December 31, 2010

	EQUITY FUND	BALANCED FUND	INCOME FUND	SMALL CAP GROWTH FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
ASSETS:
Investments in securities, at value (Note 2)	$115,519,840	$—	$119,500,067	$40,894,339	$38,730,698	$50,956,895
Investments in affiliated funds, at value	94,240,728	168,887,876	—	—	—	—
Cash equivalents	349,568	—	15,144,971	152,001	340,321	1,983,565
Cash	—	423,905	—	—	—	—
Foreign currency, at value	—	—	—	—	4,509	—
Dividends and interest receivable	134,513	—	814,555	5,432	46,725	86,544
Receivable for investment securities sold and matured	45,356	—	27,333,260	102,375	17,305	9,562
Subscriptions receivable	11,670	8,646	9,518	9,410	8,145	4,933
Receivable from Adviser (Note 3)	—	—	—	7,114	6,352	—
Reclaims receivable	—	—	427	—	90,648	—
Total assets	210,301,675	169,320,427	162,802,798	41,170,671	39,244,703	53,041,499

LIABILITIES:
TBA sales commitments	—	—	13,406,142	—	—	—
Cash overdraft	—	—	—	—	8,382	—
Redemptions payable	205,687	326,915	29,442	41,350	40,284	56,432
Investment advisory fees payable (Note 3)	68,035	—	47,426	39,734	32,726	37,573
Distribution (12b-1) fees payable (Note 4)	44,075	—	21,396	8,638	8,210	11,105
Payable for investment securities purchased	25,410	—	42,435,896	104,157	—	150,203
Administration fees payable	12,335	9,964	6,036	2,419	2,291	3,094
Chief Compliance Officer expenses payable	1,770	1,462	910	330	338	444
Trustees’ fees payable	9,123	7,533	4,691	1,703	1,742	2,289
Interest payable	—	—	12,966	—	—	—
Obligation to return securities lending collateral	—	—	—	18	—	—
Other accrued expenses	121,755	80,191	75,919	40,223	69,485	26,800
Total liabilities	488,190	426,065	56,040,824	238,572	163,458	287,940

NET ASSETS	$209,813,485	$168,894,362	$106,761,974	$40,932,099	$39,081,245	$52,753,559

NET ASSETS consist of:
Paid-in capital	$321,897,169	$182,334,897	$106,679,583	$47,314,276	$46,257,976	$61,853,823
Undistributed net investment income	16,012	4,429,091	3,200,085	—	215,885	388,831
Accumulated net realized gain/(loss) on investments, futures contracts and foreign currency transactions	(138,146,793)	(30,333,540)	117,260	(15,604,176)	(9,915,363)	(22,675,587)
Net unrealized appreciation/ (depreciation) of investments and other assets and liabilities denominated in foreign currencies	26,047,097	12,463,914	(3,234,954)	9,221,999	2,522,747	13,186,492

NET ASSETS	$209,813,485	$168,894,362	$106,761,974	$40,932,099	$39,081,245	$52,753,559

SHARES OUTSTANDING: (Unlimited shares authorized)	11,473,772	10,564,249	8,992,642	2,903,222	3,084,298	4,765,252

NET ASSET VALUE: (Offering and redemption price per share)	$18.29	$15.99	$11.87	$14.10	$12.67	$11.07

Investments, at cost (Note 2)	$101,271,934	$—	$122,691,707	$31,672,340	$36,226,030	$37,770,403
Investments in affiliated funds, at cost	82,441,537	156,423,962	—	—	—	—
TBA sales commitments, proceeds receivable	—	—	13,362,828	—	—	—
Foreign currency, at cost	—	—	—	—	4,471	—
Market value of securities on loan	—	—	—	—	—	—

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Operations For the Year Ended December 31, 2010

	EQUITY FUND	BALANCED FUND	INCOME FUND	SMALL CAP GROWTH FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME:
Dividends	$2,233,765	$—	$15,349	$196,161	$1,151,247	$1,053,357
Dividends from affiliated funds	1,046,920	4,733,331	—	—	—	—
Interest	462	—	4,231,022	178	293	1,125
Foreign taxes withheld	(2,740)	—	—	—	(114,714)	(9,770)
Total income	3,278,407	4,733,331	4,246,371	196,339	1,036,826	1,044,712

EXPENSES:
Investment advisory fees (Note 3)	769,565	—	570,930	409,500	366,961	427,520
Distribution (12b-1) fees (Note 4)	431,550	—	259,521	89,020	91,736	125,632
Administration fees (Note 3)	140,071	115,938	72,676	24,860	25,617	35,178
Trustees’ fees (Note 3)	36,780	30,422	19,033	6,508	6,791	9,228
Chief Compliance Officer expenses	565	514	355	152	115	149
Professional fees	86,209	79,769	48,590	17,541	18,169	24,628
Transfer agent fees	71,501	19,856	12,542	4,248	4,458	6,056
Custodian fees	51,253	7,755	20,919	39,168	49,888	9,150
Printing fees	40,623	30,497	19,620	7,060	7,057	9,496
Other	31,728	19,479	92,080	29,344	75,912	8,809
Total expenses	1,659,845	304,230	1,116,266	627,401	646,704	655,846
Fees waived by Adviser (Note 3)	—	—	—	(81,526)	(74,144)	—
Net expenses	1,659,845	304,230	1,116,266	545,875	572,560	655,846

Net Investment income/(loss)	1,618,562	4,429,101	3,130,105	(349,536)	464,266	388,866

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 5):
Net realized gain/(loss) from:
Investments	12,725,165	—	732,516	2,353,753	(350,316)	3,139,513
Investments in affiliated funds	1,134,406	4,762,680
Futures contracts	55,002	—	—	—	—	—
Forward foreign currency exchange contracts and foreign currency transactions	—	—	53,995	—	(16,530)	—
Net change in unrealized appreciation/(depreciation) of:
Investments	(1,530,458)	—	5,248,652	6,609,456	3,477,805	2,086,601
Investments in affiliated funds	7,892,337	7,874,438
Futures contracts	(11,677)	—	—	—	—	—
Forward foreign currency exchange contracts and other assets and liabilities denominated in foreign currencies	—	—	(53,995)	—	(4,905)	—

Net realized and unrealized gain on investments, futures contracts and foreign currencies	20,264,775	12,637,118	5,981,168	8,963,209	3,106,054	5,226,114

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,883,337	$17,066,219	$9,111,273	$8,613,673	$3,570,320	$5,614,980

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Changes in Net Assets For the Year Ended December 31, 2010

	EQUITY FUND	BALANCED FUND	INCOME FUND	SMALL CAP GROWTH FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
OPERATIONS:
Net investment income/(loss)	$1,618,562	$4,429,101	$3,130,105	$(349,536)	$464,266	$388,866
Net realized gain/(loss) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions	13,914,573	4,762,680	786,511	2,353,753	(366,846)	3,139,513
Net change in unrealized appreciation of investments, futures contracts, forward foreign currency exchange contracts and other assets and liabilities denominated in foreign currencies	6,350,202	7,874,438	5,194,657	6,609,456	3,472,900	2,086,601
Net increase in net assets resulting from operations	21,883,337	17,066,219	9,111,273	8,613,673	3,570,320	5,614,980

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,624,648)	(3,379,097)	(3,555,672)	—	(522,270)	(553,977)
Net realized capital gains	—	—	(1,911,197)	—	—	—
Total distributions to shareholders	(1,624,648)	(3,379,097)	(5,466,869)	—	(522,270)	(553,977)

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Shares sold	1,752,375	2,300,884	12,623,340	1,152,106	1,424,576	930,525
Shares issued as reinvestment of distributions	1,609,557	3,379,096	5,466,865	—	522,270	553,977
Shares redeemed	(21,526,356)	(17,357,109)	(15,547,593)	(3,788,134)	(3,571,184)	(5,419,448)

Net increase/(decrease) in net assets from capital stock transactions	(18,164,424)	(11,677,129)	2,542,612	(2,636,028)	(1,624,338)	(3,934,946)

Net increase in net assets	2,094,265	2,009,993	6,187,016	5,977,645	1,423,712	1,126,057

NET ASSETS:
Beginning of year	207,719,220	166,884,369	100,574,958	34,954,454	37,657,533	51,627,502
End of year	$209,813,485	$168,894,362	$106,761,974	$40,932,099	$39,081,245	$52,753,559

Undistributed net investment income at end of year	$16,012	$4,429,091	$3,200,085	$—	$215,885	$388,831

CAPITAL SHARE TRANSACTIONS:
Shares sold	104,556	150,949	1,056,268	96,143	122,952	91,820
Shares issued as reinvestment of distributions	88,002	211,723	456,199	—	41,352	49,998
Shares redeemed	(1,290,140)	(1,139,938)	(1,272,867)	(323,152)	(306,535)	(532,889)

Net increase/(decrease) in shares outstanding	(1,097,582)	(777,266)	239,600	(227,009)	(142,231)	(391,071)

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Changes in Net Assets For the Year Ended December 31, 2009

	EQUITY FUND	BALANCED FUND	INCOME FUND	SMALL CAP GROWTH FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
OPERATIONS:
Net investment income/(loss)	$2,310,232	$3,379,125	$3,471,124	$(305,964)	$530,394	$553,971
Net realized gain/(loss) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions	(51,378,005)	(5,898,998)	1,292,547	(2,528,666)	(4,833,145)	(19,578,236)
Net change in unrealized appreciation of investments, futures contracts, forward foreign currency exchange contracts and other assets and liabilities denominated in foreign currencies	101,651,272	28,179,406	7,576,838	10,716,339	13,318,009	28,166,606
Net increase in net assets resulting from operations	52,583,499	25,659,533	12,340,509	7,881,709	9,015,258	9,142,341

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,338,855)	(5,314,130)	(4,609,550)	—	(596,674)	(821,779)
Total distributions to shareholders	(2,338,855)	(5,314,130)	(4,609,550)	—	(596,674)	(821,779)

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Shares sold	5,702,250	1,499,605	12,803,458	1,337,131	1,838,303	1,430,497
Shares issued as reinvestment of distributions	2,317,402	5,314,129	4,609,547	—	596,674	821,778
Shares redeemed	(104,878,910)	(15,532,524)	(26,172,970)	(5,117,537)	(6,049,914)	(3,523,125)

Net decrease in net assets from capital stock transactions	(96,859,258)	(8,718,790)	(8,759,965)	(3,780,406)	(3,614,937)	(1,270,850)

Net increase/(decrease) in net assets	(46,614,614)	11,626,613	(1,029,006)	4,101,303	4,803,647	7,049,712

NET ASSETS:
Beginning of year	254,333,834	155,257,756	101,603,964	30,853,151	32,853,886	44,577,790
End of year	$207,719,220	$166,884,369	$100,574,958	$34,954,454	$37,657,533	$51,627,502

Undistributed net investment income at end of year	$20,236	$3,379,087	$3,501,713	$—	$276,917	$553,942

CAPITAL SHARE TRANSACTIONS:
Shares sold	406,602	109,042	1,084,272	145,250	190,723	167,792
Shares issued as reinvestment of distributions	138,933	359,063	401,528	—	50,824	81,445
Shares redeemed	(6,791,248)	(1,193,032)	(2,292,681)	(562,985)	(645,632)	(416,353)

Net decrease in shares outstanding	(6,245,713)	(724,927)	(806,881)	(417,735)	(404,085)	(167,116)

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Equity Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Year Ended December 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$16.52	$13.52	$22.97	$25.24	$22.35

Income/(loss) from investment operations:
Net investment income1	0.13	0.14	0.15	0.14	0.21
Net realized and unrealized gain/(loss) on investments and futures contracts	1.78	3.05	(9.39)	0.47	3.57
Total from investment operations	1.91	3.19	(9.24)	0.61	3.78

Less distributions:
From net investment income	(0.14)	(0.19)	(0.17)	(0.15)	(0.23)
From capital gains	0.00	0.00	(0.04)	(2.73)	(0.66)
Total distributions	(0.14)	(0.19)	(0.21)	(2.88)	(0.89)
Net asset value, end of year	$18.29	$16.52	$13.52	$22.97	$25.24
Total return2	11.58%	23.57%	(40.19)%	2.20%	16.92%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$209,813	$207,719	$254,334	$496,132	$527,981
Operating expenses including reimbursement/waiver and excluding earnings credits†	0.83%	1.16%	1.17%	1.13%	1.00%
Operating expenses excluding reimbursement/waiver and excluding earnings credits†	0.83%	1.16%	1.17%	1.13%	1.03%
Net investment income	0.81%	0.97%	0.80%	0.54%	0.87%
Portfolio turnover rate	81%	350%	93%	81%	135%

†	These ratios do not include expenses from the underlying funds.
1	The selected per share data was calculated using the average shares outstanding method for the year.
2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Balanced Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Year Ended December 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$14.71	$12.87	$20.75	$20.13	$18.72

Income/(loss) from investment operations:
Net investment income1	0.41	0.30	0.35	0.39	0.41
Net realized and unrealized gain/(loss) on investments	1.20	2.02	(5.94)	0.23	1.76
Total from investment operations	1.61	2.32	(5.59)	0.62	2.17

Less distributions:
From net investment income	(0.33)	(0.48)	(1.13)	0.00	(0.70)
From capital gains	0.00	0.00	(1.16)	0.00	(0.06)
Total distributions	(0.33)	(0.48)	(2.29)	0.00	(0.76)
Net asset value, end of year	$15.99	$14.71	$12.87	$20.75	$20.13
Total return2	10.92%	18.03%	(26.68)%	3.08%	11.59%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$168,894	$166,884	$155,258	$243,184	$260,416
Operating expenses including reimbursement/waiver and excluding earnings credits†	0.18%	0.22%	0.16%	0.09%	0.08%
Operating expenses excluding reimbursement/waiver and excluding earnings credits†	0.18%	0.22%	0.16%	0.09%	0.10%
Net investment income	2.67%	2.21%	1.92%	1.88%	2.09%
Portfolio turnover rate	12%	46%	30%	10%	4%

†	These ratios do not include expenses from the underlying funds.
1
The selected per share data was calculated using the average shares outstanding method for the year. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Year Ended December 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$11.49	$10.63	$12.29	$12.36	$12.40

Income/(loss) from investment operations:
Net investment income1	0.37	0.40	0.54	0.56	0.52
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	0.68	1.01	(1.33)	(0.05)	(0.03)
Total from investment operations	1.05	1.41	(0.79)	0.51	0.49

Less distributions:
From net investment income	(0.43)	(0.55)	(0.60)	(0.56)	(0.52)
From capital gains	(0.24)	0.00	(0.27)	(0.02)	(0.01)
Total distributions	(0.67)	(0.55)	(0.87)	(0.58)	(0.53)
Net asset value, end of year	$11.87	$11.49	$10.63	$12.29	$12.36
Total return2	9.11%	13.29%	(6.44)%	4.21%	3.99%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$106,762	$100,575	$101,604	$127,463	$129,228
Operating expenses including reimbursement/waiver and excluding earnings credits	1.08%	1.08%	1.05%	0.98%	1.02%
Operating expenses excluding reimbursement/waiver and excluding earnings credits	1.08%	1.08%	1.05%	1.05%	1.05%
Net investment income	3.02%	3.49%	4.52%	4.47%	4.12%
Portfolio turnover rate	302%	318%	367%	458%	421%

1	The selected per share data was calculated using the average shares outstanding method for the year.
2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Year Ended December 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$11.17	$8.70	$16.22	$14.24	$12.78

Income/(loss) from investment operations:
Net investment loss1	(0.12)	(0.09)	(0.11)	(0.13)	(0.18)
Net realized and unrealized gain/(loss) on investments	3.05	2.56	(7.41)	2.11	1.64
Total from investment operations	2.93	2.47	(7.52)	1.98	1.46
Net asset value, end of year	$14.10	$11.17	$8.70	$16.22	$14.24
Total return2	26.23%	28.39%	(46.36)%	13.91%	11.42%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$40,932	$34,954	$30,853	$58,758	$54,195
Operating expenses including reimbursement/waiver and excluding earnings credits	1.53%	1.63%	1.64%	1.45%	1.60%
Operating expenses excluding reimbursement/waiver and excluding earnings credits	1.76%	1.86%	1.88%	1.76%	1.76%
Net investment loss	(0.98)%	(0.98)%	(0.86)%	(0.85)%	(1.29)%
Portfolio turnover rate	138%	174%	199%	110%	240%

1	The selected per share data was calculated using the average shares outstanding method for the year.
2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust International Equity Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Year Ended December 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$11.67	$9.05	$16.44	$16.11	$13.11

Income/(loss) from investment operations:
Net investment income1	0.15	0.16	0.25	0.13	0.07
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	1.02	2.65	(7.44)	1.26	3.04
Total from investment operations	1.17	2.81	(7.19)	1.39	3.11

Less distributions:
From net investment income	(0.17)	(0.19)	(0.20)	(0.15)	(0.11)
From capital gains	0.00	0.00	0.00	(0.91)	0.00
Total distributions	(0.17)	(0.19)	(0.20)	(1.06)	(0.11)
Net asset value, end of year	$12.67	$11.67	$9.05	$16.44	$16.11
Total return2	10.04%	31.02%	(43.75)%	8.73%	23.76%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$39,081	$37,658	$32,854	$57,093	$51,219
Operating expenses including reimbursement/waiver and excluding earnings credits	1.56%	1.64%	1.56%	2.06%	2.10%
Operating expenses excluding reimbursement/waiver and excluding earnings credits	1.76%	1.84%	1.78%	2.26%	2.27%
Net investment income	1.27%	1.61%	1.90%	0.77%	0.49%
Portfolio turnover rate	29%	29%	27%	106%	103%

1	The selected per share data was calculated using the average shares outstanding method for the year.
2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Socially Responsible Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Year Ended December 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$10.01	$8.37	$15.77	$17.43	$16.21

Income/(loss) from investment operations:
Net investment income1	0.08	0.11	0.16	0.17	0.21
Net realized and unrealized gain/(loss) on investments	1.10	1.69	(6.58)	(0.60)	3.12
Total from investment operations	1.18	1.80	(6.42)	(0.43)	3.33

Less distributions:
From net investment income	(0.12)	(0.16)	(0.17)	(0.21)	(0.22)
From capital gains	0.00	0.00	(0.81)	(1.02)	(1.89)
Total distributions	(0.12)	(0.16)	(0.98)	(1.23)	(2.11)
Net asset value, end of year	$11.07	$10.01	$8.37	$15.77	$17.43
Total return2	11.76%	21.51%	(40.39)%	(2.63)%	20.52%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$52,754	$51,628	$44,578	$83,802	$91,154
Operating expenses including reimbursement/waiver and excluding earnings credits	1.31%	1.36%	1.32%	1.28%	1.23%
Operating expenses excluding reimbursement/waiver and excluding earnings credits	1.31%	1.36%	1.32%	1.29%	1.32%
Net investment income	0.77%	1.23%	1.27%	0.96%	1.20%
Portfolio turnover rate	53%	182%	34%	21%	46%

1	The selected per share data was calculated using the average shares outstanding method for the year.
2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Notes to Financial Statements December 31, 2010

1. Organization.

The Wilshire Variable Insurance Trust (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (“1940 Act”), which offers units of beneficial ownership (shares) in 9 separate investment portfolios. The portfolios presented in these financial statements are: Equity Fund, Balanced Fund, Income Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund (collectively the “Funds”, and each a “Fund”). The Balanced Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of Wilshire Variable Insurance Trust and Wilshire Mutual Funds, Inc. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The financial statements for the 2015 ETF Fund, 2025 ETF Fund, and 2035 ETF Fund are included in a separate annual report. Shares of the Funds are presently offered to Horace Mann Life Insurance Company (“HMLIC”) Separate Account and the HMLIC 401(k) Separate Account. The Equity Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

Fund Investment Objectives:

Equity Fund — primary, long-term capital growth; secondary, conservation of principal and production of income.

Balanced Fund — realization of high long-term total rate of return consistent with prudent investment risks.

Income Fund — long-term total rate of return in excess of the U.S. bond market over a full market cycle.

Small Cap Growth Fund — long-term capital appreciation through investing primarily in equity securities of small cap companies with earnings growth potential.

International Equity Fund — long-term growth of capital through diversified holdings of marketable foreign equity investments.

Socially Responsible Fund — long-term growth of capital, current income and growth of income through investing primarily in equity securities of issuers that meet certain socially responsible criteria.

2. Significant Accounting Policies.

Use of estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Security valuation — A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System are valued at the NASDAQ official closing price. If there is no NASDAQ official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Funds’ pricing agent for such securities, if available, and otherwise are valued at amortized cost. When market quotations are not readily available, securities are valued according to procedures established by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), one of whom is an officer of the Trust, or the Funds’ Valuation Committee. Securities whose market value using the procedures outlined above does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security. Investments in the underlying funds by the Equity and Balanced Funds are valued at their net asset value as reported by the underlying funds.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) December 31, 2010

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

The International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (formerly FT Interactive Data Corp.) (“Interactive Data”) as a third party fair valuation vendor daily. Interactive Data provides a fair value for foreign securities in the International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data. These factors are used to value the International Equity Fund without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the International Equity Fund’s administrator and may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the year ended December 31, 2010, there have been no significant changes to the Funds’ fair value methodologies.

Fair value measurement classifications are summarized in each Fund’s Schedule of Investments.

Security transactions and investment income — Security transactions are recorded on a trade date basis. Dividend income and distributions on underlying funds are recorded on the ex-dividend date or, for certain foreign dividends, as soon as the dividend information becomes available. Interest income and distributions on underlying funds, if applicable, premium and discount amortization is accrued daily, using the scientific or straight-line method, which approximates the effective interest method. Securities gains and losses are determined on the basis of identified cost. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts (“REITs”) are not known until after the end of the fiscal year, at which time such distribution estimates are appropriately adjusted.

When-issued and delayed delivery investments — The Income Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, each Fund may dispose of such securities prior to settlement if its sub-adviser deems it appropriate to do so. Each Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Fund will normally realize a capital gain or loss in connection with

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) December 31, 2010

these transactions. When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund’s custodian will maintain cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves while the commitment is outstanding. These procedures are designed to ensure that each Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. The when-issued market is commonly associated with government bonds that are to be issued as a pending auction. Portfolio managers use when-issued investments as a way to participate in a new issuance. As of, and during the year ended December 31, 2010, the Income Fund held when-issued and delayed delivery investments.

Repurchase agreements — Securities pledged as collateral for repurchase agreements are held by PNC Global Investment Servicing, Inc. (“PNCGIS”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. During the year ended December 31, 2010, the Income Fund entered into repurchase agreements. There were no investments in repurchase agreements as of December 31, 2010.

Investments in REITs — With respect to the Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Cash equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statements of Assets and Liabilities. The Trust maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Securities lending — The Equity, Income, Small Cap Growth, International Equity and the Socially Responsible Funds may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Fund may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Trust and acting as a “placing broker.” A Fund receives compensation for lending securities in the form of fees. A Fund also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Trust’s policy that the collateral be equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into, and that the collateral supporting loans be remarked daily. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. PNCGIS, the Funds’ custodian, acts as the securities lending agent for the Funds. The value of the securities on loan and the value of the related collateral at December 31, 2010 are shown on the Statement of Assets and Liabilities. The PNC Institutional Money Market Trust was purchased with proceeds from collateral received from securities on loan. At December 31, 2010 $18 of this cash equivalent represents the collateral received for securities on loan in the Small Cap Growth Fund.

Mortgage dollar rolls — TBA (“To Be Announced”) purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) December 31, 2010

During the year ended December 31, 2010, the Income Fund entered into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate and terms. The Income Fund may execute a roll to obtain better underlying mortgage securities or to increase yield. The Income Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate. Risks associated with dollar rolls are that actual mortgages received by the Income Fund may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

TBA sale commitments are commitments to sell mortgage-backed securities for a fixed price at a future date. TBA sales commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets.

ADRs, EDRs and GDRs — The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund may invest in both sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments. The Equity Fund may invest in ADRs. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

Asset-backed and mortgage securities — The Income Fund may invest in mortgage and asset-backed securities which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, a sub-adviser may have to reinvest the proceeds from the securities at a lower interest rate. This could lower the Fund’s return and result in losses to the Fund if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Income Fund may also invest in collateralized mortgage obligations (“CMOs”). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.

Foreign currency transactions — The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

•	market value of investment securities, other assets and other liabilities at the daily rates of exchange and

•	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Futures contracts — A futures contract is an agreement to purchase (long) or sell (short) an agreed asset at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. The change in the value of the futures contract is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) December 31, 2010

with the changes in the value of the underlying instruments. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its expiration date. Additionally, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. During the year ended December 31, 2010, the Equity Fund entered into futures contracts. The Equity Fund’s investment in futures contracts was for cash management purposes. As of December 31, 2010, there were no investments in futures contracts.

Forward foreign currency contracts — The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are used to hedge the foreign currency exposure of assets that are denominated in a currency other than the base currency of the Funds. During the year ended December 31, 2010, the Income Fund held forward foreign currency contracts. As of December 31, 2010. there were no forward foreign currency contracts held.

Expense policy — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or based upon another reasonable basis. Expenses which are attributable to the Trust and the Wilshire Mutual Funds are allocated across the Trust and the Wilshire Mutual Funds based upon relative net assets or another reasonable basis.

Distributions to shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Funds’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible Federal excise tax.

3. Investment Advisory Fee and Other Transactions.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds’ investment programs. The Adviser has entered into agreements with the following sub-advisers: Equity Fund — Madison Square Investors and Victory Capital Management, Inc.; Income Fund — Western Asset Management Company and Western Asset Management Limited; International Equity Fund — PanAgora Asset Management, Inc. and Thomas White International, Ltd.; Small Cap Growth Fund — TWIN Capital Management, Inc. and Copper Rock Capital Partners, LLC; Socially Responsible Fund — Clear Bridge Advisors, LLC.

Each sub-adviser’s fees are paid by the Adviser out of the advisory fees that it receives from each of the Funds. Fees paid to a sub-adviser of a Fund with multiple sub-advisers depends upon the fee rate negotiated with the Adviser and upon the percentage of the Fund’s assets allocated to that sub-adviser by the Adviser, which may vary from time to time. Thus, the basis for fees paid to any such sub-adviser is not constant, and the relative amounts of fees paid to the various sub-advisers of a Fund may fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a Fund, which will remain fixed on the terms described below. The Adviser may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the sub-advisers results in excess profit to the Adviser. Because the Adviser will pay each sub-adviser’s fees out of its own fees from the Funds, there will not be any “duplication” of advisory fees paid by the Funds.

For the year ended December 31, 2010, the Adviser provided services and assumed expenses pursuant to the amended Investment Advisory Agreement for which it received a fee based on each Fund’s average daily net assets, computed daily and payable monthly, at the following annual rates:

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) December 31, 2010

Fund	Rate on the First $1 Billion of Average Daily Net Assets	Rate on Average Daily Net Assets in Excess of $1 Billion
Equity Fund*	0.70%	0.60%
Balanced Fund**	0.55%	0.45%
Income Fund	0.55%	0.45%
Small Cap Growth Fund	1.15%	1.15%
International Equity Fund	1.00%	0.90%
Socially Responsible Fund	0.85%	0.75%

*
The Equity Fund invests in the Wilshire Large Cap Core 130/30 Fund (the “130/30 Fund”). The Adviser directly receives from the Equity Fund a fee based on the average daily net assets of the Equity Fund that are not invested in the 130/30 Fund.

**
The Balanced Fund operates under a “fund of funds” structure, primarily investing in shares of underlying funds. The Adviser directly receives from the Balanced Fund a fee based on the average daily net assets of the Balanced Fund that are not invested in underlying funds. The Adviser did not receive fees from the Balanced Fund during the year ended December 31, 2010.

For the year ended December 31, 2010, the Adviser voluntarily waived fees in the amounts listed below. The Adviser cannot recoup amounts of any management fees waived.

Fund	Advisory Fees Voluntarily Waived	Rate on Average Daily Net Assets
Equity Fund	$ ––	––
Balanced Fund	––	––
Income Fund	––	––
Small Cap Growth Fund	81,526	0.23%
International Equity Fund	74,144	0.20%
Socially Responsible Fund	––	––

SEI Investments Global Funds Services (“SEI”) serves as the Funds’ administrator and accounting agent pursuant to an administration agreement dated May 30, 2008. DST Systems, Inc. serves as the Funds’ transfer agent and dividend disbursing agent. PNCGIS serves as the Funds’ Custodian. SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ distributor.

Officers and Trustees’ expenses — The officers of the Trust receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers. The Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual retainer of $14,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chairperson retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

4. Distribution and Shareholder Services Plan.

The Funds have adopted a Rule 12b-1 distribution and shareholder services plan (the “Distribution Plan”). Pursuant to the Distribution Plan with the Funds the Distributor receives a distribution and shareholder services fee, payable by each Fund. The Distributor uses the fee to pay for distribution-related and shareholder services for the Funds. Under the Distribution Plan, each Fund will pay to the Distributor a shareholder/distribution services fee computed at the annual rate of 0.25% of average daily net assets attributable to each Fund. The Distributor did not receive fees from the Balanced Fund during the year ended December 31, 2010. By investing indirectly in the Income Fund and 130/30 Fund through the Balanced Fund, an investor bears not only his or her proportionate share of certain expenses of the Balanced Fund but also, indirectly, similar expenses of the Income Fund and 130/30 Fund. As a result of the fund of funds arrangement, shareholders of the Balanced Fund will not be subject to duplicative distribution fees.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) December 31, 2010

5. Security Transactions.

For the year ended December 31, 2010, aggregate cost of purchases and proceeds from sales of securities, other than affiliated investments, short-term investments and U.S. Government securities, were as follows:

Fund	Purchases	Proceeds from Sales
Equity Fund	$158,909,903	$166,251,691
Income Fund	16,498,078	18,800,517
Small Cap Growth Fund	48,926,425	51,685,886
International Equity Fund	10,275,055	11,828,236
Socially Responsible Fund	25,449,867	27,412,053

Purchases and sales of U.S. Government securities during the year ended December 31, 2010 were:

Fund	Purchases	Proceeds from Sales
Income Fund	$281,369,946	$278,645,385

Purchases and sales of affiliated investments during the year ended December 31, 2010, and value as of December 31, 2010 were:

Fund	Purchases	Sales	Value as of December 31, 2010
Equity Fund
Wilshire Large Cap Core 130/30 Fund	$1,669,415	$9,775,506	$94,240,728
Balanced Fund
Wilshire Large Cap Core 130/30 Fund	6,751,999	18,046,505	91,306,625
Wilshire Variable Insurance Trust Income Fund	13,816,554	12,369,164	77,581,251

6. Significant Shareholder Activity.

On December 31, 2010, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

Fund
Equity Fund (1 omnibus shareholder)	88%
Balanced Fund (1 omnibus shareholder)	100%
Income Fund (2 omnibus shareholders)	100%
Small Cap Growth Fund (1 omnibus shareholder)	100%
International Equity Fund (1 omnibus shareholder)	100%
Socially Responsible Fund (1 omnibus shareholder)	100%

7. Tax Information.

No provision for Federal income taxes is required because each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) December 31, 2010

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2010, the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Expiring December 31,
Fund	2016	2017	2018
Equity Fund	$59,276,350	$76,212,202	$—
Balanced Fund	17,916,660	12,404,279	—
Small Cap Growth Fund	12,003,667	3,386,074	—
International Equity Fund	4,489,974	4,827,194	387,496
Socially Responsible Fund	3,016,991	19,588,055	—

During the year ended December 31, 2010, the Equity Fund, Balanced Fund, Small Cap Growth Fund, and Socially Responsible Fund utilized capital loss carryforwards of $11,739,470, $4,553,018, $2,161,629, and $3,171,833, respectively, to offset capital gains.

The tax character of distributions declared during the years ended December 31, 2010 and 2009 were as follows:

Fund	2010 Ordinary Income	2010 Capital Gains	2009 Ordinary Income	2009 Capital Gains
Equity Fund	$1,624,648	$—	$2,338,855	$—
Balanced Fund	3,379,097	—	5,314,130	—
Income Fund	5,466,869	—	4,609,550	—
International Equity Fund	522,270	—	596,674	—
Socially Responsible Fund	553,977	—	821,779	—

At December 31, 2010, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Equity Fund	Balanced Fund	Income Fund	Small Cap Growth Fund	International Equity Fund	Socially Responsible Fund
Undistributed ordinary income	$16,012	$4,429,090	$3,510,123	$—	$351,083	$388,831
Capital loss carryforwards	(135,488,552)	(30,320,939)	—	(15,389,741)	(9,704,664)	(22,605,046)
Unrealized appreciation/ (depreciation)	23,388,856	12,451,314	(3,427,732)	9,007,564	2,176,850	13,115,951
Total distributable earnings/ (accumulated losses)	$(112,083,684)	$(13,440,535)	$82,391	$(6,382,177)	$(7,176,731)	$(9,100,264)

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) December 31, 2010

The federal tax cost, unrealized appreciation and depreciation at December 31, 2010 for each Fund are as follows (excluding TBA sales commitments):

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Equity Fund	$186,371,712	$27,118,867	$(3,730,011)	$23,388,856
Balanced Fund	156,436,562	14,777,568	(2,326,254)	12,451,314
Income Fund	122,884,485	3,927,235	(7,311,653)	(3,384,418)
Small Cap Growth Fund	31,886,775	10,472,271	(1,464,707)	9,007,564
International Equity Fund	36,571,927	6,540,189	(4,381,418)	2,158,771
Socially Responsible Fund	37,840,944	13,555,198	(439,247)	13,115,951

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales on all Funds.

8. Reclassifications

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. The reclassifications primarily include: foreign currency capital gain/(loss) to ordinary income, recharacterization of distributions, PFIC capital gain to ordinary income, partnership income, short-term capital gain distributions from underlying funds and the write off of net operating loss to paid-in-capital. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2010, the reclassifications were as follows:

Fund	Decrease Paid- in Capital	Increase/(Decrease) Undistributed Investment Income	Increase/(Decrease) Net Realized Capital Gains/(Losses)
Equity Fund	$—	$1,862	$(1,862)
Income Fund	—	123,939	(123,939)
Small Cap Growth Fund	(1,058,322)	349,536	708,786
International Equity Fund	—	(3,028)	3,028

9. Indemnifications.

In the normal course of business, the Trust on behalf of the Funds enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

10. Risks.

Credit risk — The Income Fund invests primarily in debt instruments. The issuers’ ability to meet their obligations may be affected by the recent economic developments. In addition, the Income Fund’s investments are subject to credit risk, which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if the Income Fund concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) December 31, 2010

loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. The Income Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Since the Balanced Fund invests in the Income Fund, the Balanced Fund is indirectly subject to these risks.

Counterparty credit risk — Counterparty credit risk is the risk that a counterparty to a financial instrument will fail on a commitment that it has entered into with the Funds. The Funds’ sub-advisers seek to minimize counterparty credit risk by monitoring the creditworthiness of each counterparty on an ongoing basis.

Foreign security risk — The Income and International Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The market values of the Income and International Equity Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the Income Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region. Since the Balanced Fund invests in the Income Fund, the Balanced Fund is indirectly subject to these risks.

11. Recent Accounting Pronouncement.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

12. Subsequent Event Evaluation.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Wilshire Variable Insurance Trust Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of Wilshire Variable Insurance Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity Fund, Balanced Fund, Income Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund (six series of Wilshire Variable Insurance Trust, hereafter referred to as the “Funds”) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
March 1, 2011

Wilshire Variable Insurance Trust Additional Fund Information

A listing of the Trustees and Officers of the Trust, their ages and their principal occupations for the past five years is presented below. The address of each Trustee and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

Name and Age	Position Held With The Trust	Term Of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Lawrence E. Davanzo, 57(2)	Trustee	Since 2005	President, Wilshire Associates Incorporated, October 2007-Present; Senior Managing Director, October 2004-October 2007, Wilshire Associates Incorporated; President, 2005-Present, Wilshire Variable Insurance Trust; Managing Director, August 2004-October 2004, Guggenheim Partners, independent investor, August 2001-August 2004.	15	Wilshire Mutual Funds, Inc. (6 Funds); Wilshire Associates Incorporated
NON-INTERESTED TRUSTEES
Margaret M. Cannella, 59	Trustee	Since 2011	Adjunct Professor, Columbia Business School. Formerly, Managing Director, Head, Global Credit Research and Corporate Strategy, JPMorgan Securities, Inc. and Managing Director, Head US Corporate Research, JP Morgan Securities, Inc.	15
Wilshire Mutual Funds, Inc. (6 Funds); Schroder Series Trust; Schroder Global Series Trust; Schroder Capital Funds (Delaware); CHF Finance International (for profit joint venture of the World Bank and CHF); Advanced Pierre Foods; Princeton-in-Asia

Roger A. Formisano, 62	Trustee	Since 2006	Vice President, University Medical Foundation, 2006- Present; formerly Director, The Center for Leadership and Applied Business, UW-Madison School of Business; Principal, R.A. Formisano & Company, LLC	15	Integrity Mutual Insurance Company, Wilshire Mutual Funds, Inc. (6 Funds)

Edward Gubman, 59	Trustee	Since 2011	Founder and Principal, Strategic Talent Solutions	9	N/A

Richard A. Holt, 68	Trustee	Since 2006	Retired; formerly Senior Relationship Manager, Scudder Insurance Asset Management.	15	Wilshire Mutual Funds, Inc. (6 Funds)

Suanne K. Luhn, 55	Trustee	Since 2008	Retired; formerly Chief Compliance Officer, Bahl & Gaynor (investment adviser) (1990 to 2006)	15	Wilshire Mutual Funds, Inc. (6 Funds)

Harriet A. Russell, 68	Trustee	Since 2006	President, Greater Cincinnati Credit Union; formerly Vice President, Cincinnati Board of Education; formerly teacher, Walnut Hills High School.	15	Greater Cincinnati Credit Union Board; Wilshire Mutual Funds, Inc. (6 Funds)

George J. Zock, 60	Trustee, Chairman of the Board	Since 2006	Independent Consultant; Consultant, Horace Mann Service Corporation (2004 to 2005); Executive Vice President, Horace Mann Life Insurance Company and Horace Mann Service Corporation (1997 to 2003).	15	Wilshire Mutual Funds, Inc. (6 Funds)

Wilshire Variable Insurance Trust Additional Fund Information - (Continued)

Name and Age	Position Held With The Trust	Term Of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
OFFICERS
Jamie B. Ohl, 45	President	Since 2010	Chief Operating Officer and Managing Director, Wilshire Funds Management since 2010; Senior Vice President and Director of the Retirement Plans Group, Hartford Life Insurance Co. from 2006-2010.	N/A	N/A

Aaron W.L. Eubanks, 48	Chief Compliance Officer	Since 2009	Chief Compliance Officer and Managing Director, Wilshire Associates, Incorporated (since 2009). Chief Operating Officer and Chief Compliance Officer, Provident Investment Counsel (1992-2009)	N/A	N/A

Reena S. Lalji, 39	Secretary	Since 2009	Managing Director and General Counsel, Wilshire Associates Incorporated (Since 2009); Senior Counsel, Royal Bank of Canada (2003-2008)	N/A	N/A

James E. St. Aubin, 33	Vice President	Since 2009	Senior Portfolio Manager in Wilshire's Funds Management Group. 2004-2008, Senior Consultant at Ibbotson Associates-a division Morningstar Inc.	N/A	N/A

Helen Thompson, 43	Vice President	Since 2008
Managing Director, Wilshire Associates Incorporated. (since 2003); Associate Director, First Quadrant, L.P. (2001 to 2003); Chief Investment Accountant, Financial Controller, Company Secretary, Associate Director, Compliance Officer (1996 to 2003), First Quadrant Limited
				N/A	N/A

Michael Wauters, 45	Treasurer	Since 2009	Controller, Wilshire Associates Incorporated (since 2009); Assistant Vice President- Financial Operations, Pacific Life Insurance Company (2000-2009)	N/A	N/A

Victor Zhang, 38	Vice President	Since 2009
Head of Portfolio Management, Member of Wilshire Funds Management Investment Committee, Wilshire Associates Incorporated, January 2006 to Present; Director of Investments, Harris myCFO LLC, 2001 to 2006.
				N/A	N/A

(1)
Each Trustee serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal (as provided in the Trust’s Declaration of Trust) or retirement which takes effect no later than the May 1 following his or her 70th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

(2)	Mr. Davanzo is an interested person because of his position with the Trust’s investment adviser, Wilshire Associates Incorporated.

The Trust’s Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, upon request, by calling 1-888-200-6796.

Wilshire Variable Insurance Trust Additional Fund Information - (Continued)

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Contract Owners may revoke their consent to householding at any time by calling 1-800-999-1030. Upon receipt of a Contract Owner’s revocation, the Trust will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

Wilshire Variable Insurance Trust Board Approval of Advisory and Subadvisory Agreements

During the six months ended December 31, 2010, the Board of Trustees (the “Board”) of Wilshire Variable Insurance Trust (the “Trust”) approved the renewal for an additional one-year term of the Trust’s advisory agreement (the “Advisory Agreement”) with Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) on behalf of the Equity Fund, Socially Responsible Fund, Small Cap Growth Fund, Income Fund, International Equity Fund and Balanced Fund (the “Funds”). The Board also approved the renewal for additional one-year terms of Wilshire’s Subadvisory Agreements with each of the following subadvisers: ClearBridge Advisors, LLC (“ClearBridge”) (Socially Responsible Fund), Copper Rock Capital Partners, LLC (“Copper Rock”) (Small Cap Growth Fund), Madison Square Investors, LLC (“Madison Square”) (Equity Fund), PanAgora Asset Management, Inc. (“PanAgora”) (International Equity Fund), Thomas White International, Ltd. (“Thomas White”) (International Equity Fund), Western Asset Management Company (“Western Asset”) (Income Fund), Western Asset Management Company Limited (“Western Asset Limited”) (Income Fund) and Victory Capital Management Inc. (“Victory”) (Equity Fund); and the approval of a Subadvisory Agreement with TWIN Capital Management Inc. (“TWIN”) (Small Cap Growth Fund). In the following text, the subadvisers are referred to as “Subadvisers” and the Subadvisory Agreements between Wilshire and each Subadviser are referred to as “Subadvisory Agreements.”

The information in this summary outlines the Board’s considerations associated with its approval of the Advisory Agreement and each of the Subadvisory Agreements. In connection with its deliberations regarding the continuation or approval of these relationships, as applicable, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services performed or to be performed by Wilshire and the Subadvisers under the existing or proposed advisory arrangements, as applicable; with respect to Wilshire, comparative fees and expense ratios; the profits to be realized by Wilshire and the Subadvisers; the extent to which Wilshire and the Subadvisers realize or would realize economies of scale as a Fund grows; and whether any fall-out benefits are being realized by Wilshire and the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940 (the “Independent Trustees”) discussed the renewal of the Advisory Agreement with management and in private sessions with counsel at which no representatives of Wilshire were present and discussed renewal or approval of the Subadvisory Agreements, as applicable, with management and in private sessions with counsel at which no representatives of the Subadvisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the separate vote of the Independent Trustees. In deciding to approve the renewal of the Advisory Agreement and renewal or approval of each Subadvisory Agreement, as applicable, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Requested and Received

The Board, including all the Independent Trustees, considered the renewal of the continuing Subadvisory Agreements pursuant to a process that concluded at the Board’s August 27, 2010 meeting and renewal of the Advisory Agreement and approval of the Subadvisory Agreement with TWIN pursuant to a process that concluded at the Board’s December 3, 2010 meeting, in each case following an extensive process. At the direction of the Independent Trustees, counsel to the Trust and the Independent Trustees sent a memorandum to the Adviser requesting information regarding the continuing Subadvisory Agreements and the Advisory Agreement to be provided to the Trustees in advance of meetings of the Contract Review Committee (which is comprised of all the Independent Trustees) held on August 26, 2010 and December 2, 2010, respectively. With respect to TWIN, the Adviser sent a memorandum to TWIN requesting information regarding the Subadvisory Agreement to be provided to the Trustees in advance of the December 2, 2010 Contract Review Committee meeting.

In response to the requests for information, the Trustees received information from the Adviser as to each of the Funds describing: (i) the nature, extent and quality of services provided; (ii) the investment performance of each Fund as provided by Wilshire based upon data gathered from the Morningstar Direct database (“Morningstar”); (iii) the costs of services provided and estimated profits realized by the Adviser; (iv) the extent to which economies of scale are realized as a Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi) comparisons of services rendered and amounts paid to other registered investment companies as provided by Wilshire based upon data gathered from Morningstar, and (vii) benefits realized by the Adviser from its relationship with each Fund. The Trustees received information from the Adviser regarding the factors underlying its recommendations to continue or

Wilshire Variable Insurance Trust Board Approval of Advisory and Subadvisory Agreements (Continued)

approve each Subadvisory Agreement, as applicable. The Trustees also received information from each Subadviser as to each Fund it managed or was proposed to manage, as applicable, describing: (i) the nature, extent and quality of services provided or to be provided, as applicable; (ii) for continuing Subadvisors, the investment performance of the Subadviser in connection with the Fund; (iii) the financial condition of the Subadviser; (iv) the extent to which economies of scale are or may be realized as a Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi) where applicable, comparisons of services rendered and amounts paid by other registered investment companies and any comparable advisory clients; and (vii) benefits realized or to be realized, as applicable, by the Subadviser from its relationship with the Fund. At each meeting, the Independent Trustees also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

Prior to consideration by the Board, the Contract Review Committee met on August 26, 2010 and December 2, 2010, respectively, to discuss the information provided. With respect to Wilshire and TWIN and as a part of its evaluation it considered the assessment made by the Investment Committee (which is comprised solely of Independent Trustees), which also met on December 2, 2010 to review data Wilshire had prepared on its performance and information provided regarding TWIN. Based upon its evaluation of all materials provided, the Contract Review Committee concluded that it was in the best interests of each Fund to renew the Advisory Agreement and to renew or approve the Subadvisory Agreements, as applicable, and recommended to the Board that the Advisory Agreement be renewed and that the Subadvisory Agreements be renewed or approved, as applicable. At its meeting on August 27, 2010 and December 3, 2010, as applicable, the Board considered the recommendation of the Contract Review Committee along with the other factors that the Board deemed relevant.

Nature, Extent and Quality of Services — Wilshire

With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the functions performed by the Adviser, noting that the Adviser performs administrative functions on behalf of the Funds and engages and oversees subadvisers to manage the assets of the Funds, except for the Balanced Fund, which has a fund-of-funds structure whereby it invests in shares of certain funds advised by Wilshire. The Board considered the experience and skills of the senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. The Board also considered the compliance program established by the Adviser and the level of compliance maintained for the Funds. The Board concluded that appropriate resources were being provided under the agreement to administer the Trust’s affairs. The Board reviewed the processes used by the Adviser to select, monitor and replace subadvisers. The Board concluded that the Adviser was successful in negotiating favorable subadvisory agreements on behalf of the subadvised Funds. The Board concluded that the Adviser had a robust system in place for selecting, monitoring and terminating subadvisers. The Board also reviewed the Adviser’s financial condition, and considered the financial support provided by the Adviser to the Small Cap Growth Fund and the International Equity Fund through voluntary advisory fee waivers. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Fund support renewal of the contract.

The Board reviewed information on the performance of each Fund for the annualized one- , three- , five- and ten-year periods ended September 30, 2010, as applicable, along with the performance information of a peer group of funds determined by Wilshire based upon the Morningstar database for the same periods and in comparison to its benchmark. For the Equity Fund and Small Cap Growth Fund, the Board noted that, although the Funds underperformed their respective peer groups and benchmarks for the annualized one-, three- and five- year periods ended September 30, 2010, the Funds slightly underperformed the median of their peer groups for the one-year period ended September 30, 2010 and outperformed their peer groups for the annualized ten-year period ended September 30, 2010. For the Balanced Fund and Socially Responsible Fund, the Board noted that although the Funds underperformed their respective benchmarks for the one-, three- and five-year periods ended September 30, 2010, the Funds’ shorter-term performance had improved as compared to their peer groups. For the International Equity Fund and the Income Fund, the Board noted that performance had been competitive to their respective peer groups for all periods ended September 30, 2010 and that they had outperformed their respective benchmarks for the one-year period.

Wilshire Variable Insurance Trust Board Approval of Advisory and Subadvisory Agreements (Continued)

Advisory Fees

The Board reviewed each Fund’s advisory fee and total expense ratio and reviewed information comparing the advisory fee and total expense ratio to those of the peer group of funds. The Board noted that although the Small Cap Growth Fund has a relatively high contractual advisory fee in comparison to its peer group, the advisory fee charged to the Fund is primarily driven by the subadvisory fee paid, which the Board concluded was at a competitive level. For the Socially Responsible Fund, the Board noted that the comparative information was influenced by the inclusion in the peer group of funds without socially responsible mandates, and that the advisory fee was competitive with the two funds in the peer group that are socially responsible subadvised funds. The Board determined that the advisory fees for the Income Fund and the International Equity Fund were competitive. For each of the Equity Fund and Balanced Fund, the Board determined that the advisory fee was below the median of its peer group. In addition, the Board noted that pursuant to the Trust’s current arrangement with the Adviser, the Adviser voluntarily waives a portion of its advisory fees with respect to the Small Cap Growth Fund and the International Equity Fund. As to total expenses, the Board noted that total expenses are influenced by the small size of the complex. The Board received information regarding fees charged by the Adviser to other registered investment companies advised by the Adviser and similar to certain Funds and determined such fees were comparable to those of the applicable funds. The Board concluded that the advisory fee for each Fund was reasonable and appropriate in amount.

Profitability to Wilshire and Economies of Scale

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds. The Board concluded that the profits realized by the Adviser were reasonable in comparison with the costs of providing investment advisory services to the Funds. In addition, the Board considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reasonably reflect economies of scale for the benefit of shareholders. The Board reviewed each Fund’s asset size, each Fund’s expense ratio, the advisory fee waivers currently in place and whether the investment process produced economies of scale. The Board noted that the advisory fee for all Funds other than the Small Cap Growth Fund include a breakpoint. The Board concluded that each Fund’s advisory fee reasonably reflected appropriate recognition of any economies of scale.

Fall-Out Benefits — Wilshire

The Board considered the nature and amount of any benefits derived by the Adviser from its relationship with the Funds. The Board determined that the advisory fees were reasonable in light of these fall-out benefits.

Nature, Extent and Quality of Services — Subadvisers

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services provided, and with respect to TWIN, to be provided. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible (or to be responsible, in the case of TWIN) for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the continuing Subadvisers’ compliance with investment policies and, for all Subadvisers, general legal compliance. In addition, the Board considered the analysis provided under the Adviser’s oversight program, which concluded that each continuing Subadviser was providing reasonable services and recommended that each Subadvisory Agreement for each Fund be continued. While TWIN does not manage a similar strategy to the Small Cap Growth Fund, the Board considered TWIN’s experience in managing another fund in the Wilshire complex and noted TWIN’s performance with respect to such fund while taking into account the difference in strategy and Wilshire’s recommendation that such Subadvisory Agreement be approved.

The Board reviewed information comparing each continuing Subadviser’s gross investment performance to a relevant benchmark. Based upon all relevant factors, the Board concluded that the investment performance of PanAgora and Thomas White, with respect to the International Equity Fund, met or exceeded acceptable levels of investment performance and, therefore, was satisfactory. The Board also noted that the investment performance of Madison Square, with respect to the Equity Fund, and the investment performance of ClearBridge, with respect to the Socially Responsible Fund, closely trailed their benchmarks, and therefore, was satisfactory. The Board also concluded that, although Western Asset and Western Asset Limited had underperformed with respect to the Income Fund over the annualized three- and five-year

Wilshire Variable Insurance Trust Board Approval of Advisory and Subadvisory Agreements (Continued)

periods ended June 30, 2010, outperformance for the one-year period ended June 30, 2010 resulted in a conclusion that performance was satisfactory. The Board also determined that, although Victory underperformed for all periods reviewed (since April 2009), it was appropriate to approve continuation of Victory’s Subadvisory Agreement given the limited periods covered coupled with the Adviser’s recommendation of approval and its commitment to monitor Victory’s performance.

Subadvisory Fees

The Board considered each Fund’s subadvisory fees and TWIN’s proposed subadvisory fee. The Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees, and that the aggregate advisory fee was deemed reasonable by the Board.

For the Subadvisers that reported fees for “Other Clients” with comparable investment policies and services, the Board noted that most Subadvisers did not charge higher fees to the Adviser for the Funds than were charged to their Other Clients. For those Subadvisers where the fees charged to the Adviser were higher than that charged to Other Clients, the Board determined that the fees charged to the Adviser were competitive.

Based upon all of the above, the Board determined that the subadvisory fees for each Fund were reasonable.

Profitability to the Subadvisers

The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm’s length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the various Subadvisers were or would be limited due to the size of the Funds. The Board took these factors into account in concluding that the subadvisory fees were reasonable.

Economies of Scale — Subadvisers

The Board considered whether there are or may be economies of scale with respect to the subadvisory services provided to each Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Subadviser reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits — Subadvisers

The Board also considered the character and amount of other incidental benefits received or be received by each Subadviser. The Board considered each Subadviser’s soft dollar practices, as applicable. The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each Subadvisory Agreement were reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement and each continuing Subadvisory Agreement continues to be fair and reasonable and that the continuation of the Advisory Agreement and each continuing Subadvisory Agreement is in the best interests of each Fund. The Board also determined that the terms of the Subadvisory Agreement with TWIN are fair and reasonable and that the approval of such Subadvisory Agreement is in the best interests of the Small Cap Growth Fund.

Wilshire Variable Insurance Trust Tax Information

Of the distributions made by the following Funds, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

Fund	Percentage
Equity Fund	100.00%
Balanced Fund	100.00%
International Equity Fund	3.28%
Socially Responsible Fund	100.00%

Wilshire Variable Insurance Trust Privacy Statement

At Wilshire Variable Insurance Trust, we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

Information We Collect

We collect and retain nonpublic personal information about you that may include:

Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server cannot find out a user’s name or email address, or anything about the user’s computer using cookies.

Information We May Share

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

Companies that provide services for us to help market our products to you; and

Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

Confidentiality And Security

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our web site.

Applicability

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

The Wilshire Variable Insurance Trust values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 888-200-6796 if you have any questions concerning our policy.

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Wilshire Variable Insurance Trust Annual Report December 31, 2010

Wilshire Variable Insurance Trust
Equity Fund Balanced Fund Income Fund	Small Cap Growth Fund International Equity Fund Socially Responsible Fund

Board of Trustees
Margaret M. Cannella Lawrence E. Davanzo Roger A. Formisano Edward Gubman Richard A. Holt	Suanne K. Luhn Harriet A. Russell George J. Zock Chairman of the Board

Officers of the Funds
Jamie B. Ohl President	Victor Zhang Vice President
Helen Thompson Vice President	James E. St. Aubin Vice President
Michael Wauters Treasurer	Reena Lalji Secretary
Guarav Chopra Assistant Treasurer
Aaron Eubanks Chief Compliance Officer

Administrator
SEI Investments Global Funds Services
1 Freedom Valley Drive
Oaks, PA 19456

Transfer Agent
DST Systems, Inc.
333 W. 11th St.
Kansas City, MO 64105

Investment Adviser
Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401-1085

Custodian
PNC Global Investment Servicing
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA 19153

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1700
Philadelphia, PA 19103-7042

Investment Subadvisers
Clear Bridge Advisors LLC
620 8th Avenue
New York, NY 10018

Copper Rock Capital Partners, LLC
200 Clarendon Street
Boston, MA 02116

Madison Square Investors
51 Madison Avenue
New York, NY 15258

TWIN Capital Management, Inc.
3244 Washington Rd., Suite 202
McMurray, PA 15317

PanAgora Asset Management, Inc.
260 Franklin Street, 22nd Floor
Boston, MA 02110

Thomas White International, Ltd.
440 South LaSalle Street, Suite 3900
Chicago, IL 60605

Victory Capital Management, Inc.
127 Public Square
Cleveland, OH 41114

Western Asset Management Company
117 E. Colorado Blvd., Suite 600
Pasadena, CA 91105

Western Asset Management Limited
155 Bishopsgate, London England
EC2M 3XG

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796

WIL-AR-002-0300

Wilshire Variable Insurance Trust

ANNUAL REPORT

2015 ETF Fund
2025 ETF Fund
2035 ETF Fund

December 31, 2010

Table of Contents

Shareholder Letter	2
Fund Commentaries	3
Disclosure of Fund Expenses	9
Schedules of Investments	11
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to the Financial Statements	19
Report of Independent Registered Public Accounting Firm	24
Board Approval of Advisory Agreement	25
Additional Fund Information	27
Tax Information	30

Shares of the Wilshire Variable Insurance Trust are sold only as the underlying investment for variable annuity contracts issued by insurance companies. This report is authorized for use in connection with any offering of the Trust’s shares only if accompanied or preceded by the Trust’s current prospectus.

Shares of the Wilshire Variable Insurance Trust are distributed by SEI Investments Distribution Co.

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this annual report to shareholders of the Wilshire Variable Insurance Trust (the “Trust”) Target Maturity Funds (the “Funds”). This report covers the period from January 1, 2010 to December 31, 2010 (the “Period”), for the 2015 ETF Fund, 2025 ETF Fund, and the 2035 ETF Fund.

MARKET ENVIRONMENT

A greater than usual number of macro-economic events presented themselves in 2010, greatly influencing investors’ decisions. From the sovereign debt crisis in Greece and Ireland, the oil spill disaster in the Gulf of Mexico, inflation curbing rate hikes in China, the U.S. government’s additional quantitative easing (“QE2”), and more, 2010 can be best categorized by the constant macro uncertainties. This environment made strategic investment decision making a more difficult task than usual. The stock market was volatile for most of the year with investors shifting between “Risk-on” and “Risk-off” modes. Resolutions of macro events combined with positive news on economic fundamentals eventually convinced investors to drive markets higher in the last quarter of the year. As the year comes to a close, both equity and fixed income investors cheered as U.S. stocks (as measured by the Wilshire 5000 Indexsm) and bonds (as measured by the Barclays Capital U.S. Aggregate Index) advanced 17.2% and 6.2%, respectively.

With investors becoming more constructive on equities and risk assets in general, small capitalization stocks outperformed large cap counterparts. For the year, the Wilshire Small Cap Index returned 28.9%, handily outperforming the Wilshire Large Cap Index’s 15.8% return. For the second consecutive year, growth stocks outperformed value stocks. The best performing sectors were generally economically sensitive ones, including Consumer Discretionary, Materials, Industrials, and Energy. Fears of rising interest rates and loss of principal were on the minds of fixed income investors. In 2010, interest rates and inflation remained low — the yield on 10-year maturity U.S. Treasury actually declined from 3.85% at the beginning of the Period to 3.3% at the end of the year. While short-term rates are expected to be low in the coming year, investors should stay vigilant on managing interest rate volatility.

FUND PERFORMANCE OVERVIEW

As markets moved past the macro uncertainties, our Funds posted strong positive returns for the year. All Funds delivered double-digit gains for the second consecutive year. For the moment, the current economic recovery seems to be broadening and investor confidence growing as a result. We are always mindful that markets can behave erratically and current trends shift swiftly. You can expect us to continue to work diligently to manage your investments and seek to generate returns commensurate with the Funds’ investment objectives.

As 2011 unfolds, we sincerely appreciate your continued support and confidence.

Sincerely,

Jamie B. Ohl
President

2

Wilshire Variable Insurance Trust 2015 ETF Fund Commentary

2015 ETF FUND
Average Annual Total Return

One Year Ended 12/31/10	11.41%
Inception (05/01/06) through 12/31/10	2.49%

S&P TARGET DATE 2015 INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	11.85%
Inception (05/01/06) through 12/31/10	3.59%

BLENDED BENCHMARK(2)
Average Annual Total Return

One Year Ended 12/31/10	11.85%
Inception (05/01/06) through 12/31/10	3.57%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in the
2015 ETF Fund and the S&P Target Date 2015 Index through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

(1)  The S&P Target Date 2015 Index (the “Index”) is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of an investor with an approximate 2015 target retirement horizon. The Index has replaced the Blended Benchmark as a benchmark index for the Fund. Wilshire believes that the Index, which seeks to represent the average asset allocation of 2015 target date funds, provides a better benchmark comparison.

(2)  The Blended Benchmark is based on the Fund’s target allocation and is comprised of 32% S&P 500 Index, 8% Russell 2000 Growth Index, 11% MSCI EAFE Index, 22% Barclays Capital U.S. Aggregate Bond Index and 27% Treasury Bill Index. The S&P 500 Index is an index comprised of 500 U.S. stocks. The Russell 2000 Growth Index is an index comprised of the Russell 2000 Growth securities with a greater-than-average growth orientation. The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australia and the Far East. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. The Treasury Bill Index consists of U.S. Treasury Bills with 90 day maturities. All indices are unmanaged. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

Since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns would have been lower. For the year ended December 31, 2010, fees totaling 0.08% of average net assets were waived.

3

Wilshire Variable Insurance Trust 2015 ETF Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of December 31, 2010)

The investment objective of the 2015 ETF Fund (“Fund”) is to provide capital appreciation with current income and maximize total return until its target retirement date. Thereafter, the Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The chart above provides an illustrative allocation among the underlying ETFs, and the actual allocations will vary over time.

Equity markets exhibited strong returns in 2010 as the markets and economy continued to recover from the financial crisis and subsequent recession witnessed in 2008. Although stocks endured substantial volatility in the first half of the year, a rally in the second half of the year pushed annual returns considerably higher. The S&P 500 Index returned 15.06% for the year. Growth stocks led the markets higher in 2010, continuing the trend from the previous year. The Russell 1000 Growth Index returned 16.71%, outpacing the Russell 1000 Value Index’s return of 15.51%. However, the differential was most notable among smaller-capitalization stocks with the Russell 2000 Growth Index and Russell 2000 Value Index returning 17.11% and 15.36%, respectively. Cyclical-oriented sectors such as Consumer Discretionary, Industrials and Materials advanced the most, each posting returns in excess of 20%. Small cap stocks also posted strong returns in 2010, as the Russell 2000 Index returned 26.85%, largely outperforming larger-cap stocks. The market rebound in 2010 has been generally characterized by investors fluctuating between “risk on” and “risk off” strategies as they processed mixed signals on the strength of global economies and the sustainability of corporate earnings.

The Fund returned 11.41% for the year ending December 31, 2010. The Fund’s performance benefited from the continued market recovery in both equity and fixed income asset classes. Investors’ objectives of seeking current income and capital appreciation are balanced in the Fund’s portfolio, which maintained approximately 41% of its assets in high credit quality intermediate-term and short-term bond investments while investing the remaining 59% in diversified domestic and international equities.

*	Based on percent of Fund’s total investments in securities, at value.

4

Wilshire Variable Insurance Trust 2025 ETF Fund Commentary

2025 ETF FUND
Average Annual Total Return

One Year Ended 12/31/10	11.77%
Inception (05/01/06) through 12/31/10	1.50%

S&P TARGET DATE 2025 INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	13.82%
Inception (05/01/06) through 12/31/10	3.09%

BLENDED BENCHMARK(2)
Average Annual Total Return

One Year Ended 12/31/10	13.82%
Inception (05/01/06) through 12/31/10	3.41%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in the
2025 ETF Fund and the S&P Target Date 2025 Index through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

(1)  The S&P Target Date 2025 Index (the “Index”) is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of an investor with an approximate 2025 target retirement horizon. The Index has replaced the Blended Benchmark as a benchmark index for the Fund. Wilshire believes that the Index, which seeks to represent the average asset allocation of 2025 target date funds, provides a better benchmark comparison.

(2)  The Blended Benchmark is based on the Fund’s target allocation and is comprised of 42% S&P 500 Index, 9% Russell 2000 Growth Index, 11% MSCI EAFE Index, 20% Barclays Capital U.S. Aggregate Bond Index and 18% Treasury Bill Index. The S&P 500 Index is an index comprised of 500 U.S. stocks. The Russell 2000 Growth Index is an index comprised of the Russell 2000 Growth securities with a greater-than-average growth orientation. The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australia and the Far East. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. The Treasury Bill Index consists of U.S. Treasury Bills with 90 day maturities. All indices are unmanaged. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

Since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns would have been lower. For the year ended December 31, 2010, fees totaling 0.10% of average net assets were waived.

5

Wilshire Variable Insurance Trust 2025 ETF Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of December 31, 2010)

The investment objective of the 2025 ETF Fund (“Fund”) is to provide capital appreciation with current income and maximize total return until its target retirement date. Thereafter, the Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The chart above provides an illustrative allocation among the underlying ETFs, and the actual allocations will vary over time.

Equity markets exhibited strong returns in 2010 as the markets and economy continued to recover from the financial crisis and subsequent recession witnessed in 2008. Although stocks endured substantial volatility in the first half of the year, a rally in the second half of the year pushed annual returns considerably higher. The S&P 500 Index returned 15.06% for the year. Growth stocks led the markets higher in 2010, continuing the trend from the previous year. The Russell 1000 Growth Index returned 16.71%, outpacing the Russell 1000 Value Index’s return of 15.51%. However, the differential was most notable among smaller-capitalization stocks with the Russell 2000 Growth Index and Russell 2000 Value Index returning 17.11% and 15.36%, respectively. Cyclical-oriented sectors such as Consumer Discretionary, Industrials and Materials advanced the most, each posting returns in excess of 20%. Small cap stocks also posted strong returns in 2010, as the Russell 2000 Index returned 26.85%, largely outperforming larger-cap stocks. The market rebound in 2010 has been generally characterized by investors fluctuating between “risk on” and “risk off” strategies as they processed mixed signals on the strength of global economies and the sustainability of corporate earnings.

The Fund returned 11.77% for the year ending December 31, 2010. The Fund’s performance benefited from the continued market recovery in both equity and fixed income asset classes. Investors’ objectives of seeking capital appreciation and current income are balanced in the Fund’s portfolio, which maintained approximately 64% in diversified domestic and international equities while investing the remaining 36% of its assets in high credit quality intermediate-term and short-term bond investments.

*	Based on percent of Fund’s total investments in securities, at value.

6

Wilshire Variable Insurance Trust 2035 ETF Fund Commentary

2035 ETF FUND
Average Annual Total Return

One Year Ended 12/31/10	12.52%
Inception (05/01/06) through 12/31/10	0.19%

S&P TARGET DATE 2035 INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	15.02%
Inception (05/01/06) through 12/31/10	2.48%

BLENDED BENCHMARK(2)
Average Annual Total Return

One Year Ended 12/31/10	15.02%
Inception (05/01/06) through 12/31/10	2.39%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in the
2035 ETF Fund and the S&P Target Date 2035 Index through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

(1)  The S&P Target Date 2035 Index (the “Index”) is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of an investor with an approximate 2035 target retirement horizon. The Index has replaced the Blended Benchmark as a benchmark index for the Fund. Wilshire believes that the Index, which seeks to represent the average asset allocation of 2035 target date funds, provides a better benchmark comparison.

(2)  The Blended Benchmark is based on the Fund’s target allocation and is comprised of 57% S&P 500 Index, 13% Russell 2000 Growth Index, 12% MSCI EAFE Index, 10% Barclays Capital U.S. Aggregate Bond Index and 8% Treasury Bill Index. The S&P 500 Index is an index comprised of 500 U.S. stocks. The Russell 2000 Growth Index is an index comprised of the Russell 2000 Growth securities with a greater-than-average growth orientation. The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australia and the Far East. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. The Treasury Bill Index consists of U.S. Treasury Bills with 90 day maturities. All indices are unmanaged. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

Since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns would have been lower. For the year ended December 31, 2010, fees totaling 0.10% of average net assets were waived.

7

Wilshire Variable Insurance Trust 2035 ETF Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of December 31, 2010)

The investment objective of the 2035 ETF Fund (“Fund”) is to provide capital appreciation with current income and maximize total return until its target retirement date. Thereafter, the Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The chart above provides an illustrative allocation among the underlying ETFs, and the actual allocations will vary over time.

Equity markets exhibited strong returns in 2010 as the markets and economy continued to recover from the financial crisis and subsequent recession witnessed in 2008. Although stocks endured substantial volatility in the first half of the year, a rally in the second half of the year pushed annual returns considerably higher. The S&P 500 Index returned 15.06% for the year. Growth stocks led the markets higher in 2010, continuing the trend from the previous year. The Russell 1000 Growth Index returned 16.71%, outpacing the Russell 1000 Value Index’s return of 15.51%. However, the differential was most notable among smaller-capitalization stocks with the Russell 2000 Growth Index and Russell 2000 Value Index returning 17.11% and 15.36%, respectively. Cyclical-oriented sectors such as Consumer Discretionary, Industrials and Materials advanced the most, each posting returns in excess of 20%. Small cap stocks also posted strong returns in 2010, as the Russell 2000 Index returned 26.85%, largely outperforming larger-cap stocks. The market rebound in 2010 has been generally characterized by investors fluctuating between “risk on” and “risk off” strategies as they processed mixed signals on the strength of global economies and the sustainability of corporate earnings.

The Fund returned 12.52% for the year ending December 31, 2010. The Fund’s performance benefited from the continued market recovery in both equity and fixed income asset classes. Investors’ objectives of seeking capital appreciation and current income are balanced in the Fund’s portfolio, which maintained approximately 75% in diversified domestic and international equities while investing the remaining 25% of its assets in high credit quality intermediate-term and short-term bond investments.

*	Based on percent of Fund’s total investments in securities, at value.

8

Wilshire Variable Insurance Trust Disclosure of Fund Expenses For the Six Months Ended December 31, 2010 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

9

Wilshire Variable Insurance Trust Disclosure of Fund Expenses - (Continued) For the Six Months Ended December 31, 2010 (Unaudited)

	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Expense Ratio(1)(2)	Expenses Paid During Period 07/01/10-12/31/10(3)(4)
2015 ETF Fund
Actual Fund Return	$1,000.00	$1,149.70	0.60%	$3.25
Hypothetical 5% Return	$1,000.00	$1,022.18	0.60%	$3.06

2025 ETF Fund
Actual Fund Return	$1,000.00	$1,162.00	0.60%	$3.27
Hypothetical 5% Return	$1,000.00	$1,022.18	0.60%	$3.06

2035 ETF Fund
Actual Fund Return	$1,000.00	$1,189.20	0.60%	$3.31
Hypothetical 5% Return	$1,000.00	$1,022.18	0.60%	$3.06

(1)	The expense ratio does not include the expenses of the underlying ETFs.

(2)	Annualized, based on the Fund’s expenses for the most recent fiscal half-year.

(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

(4)	Expenses shown do not include annuity contract fees.

10

Wilshire Variable Insurance Trust Schedules of Investments December 31, 2010

2015 ETF Fund
Shares		Value

EXCHANGE-TRADED FUNDS — 98.6%
69,239	iShares Barclays TIPS Bond Fund	$7,444,577
55,268	iShares MSCI EAFE Index Fund	3,218,256
3,072	SPDR Barclays Capital High Yield Bond ETF	121,989
30,146	SPDR Barclays Capital International Treasury Bond ETF	1,762,335
9,217	SPDR Dow Jones International Real Estate ETF	358,818
14,456	Vanguard Emerging Markets ETF	696,056
1,098	Vanguard Growth ETF	67,439
134,340	Vanguard Large-Cap ETF	7,739,328
13,796	Vanguard REIT ETF	763,885
9,907	Vanguard Small-Cap Growth ETF	773,142
22,129	Vanguard Small-Cap Value ETF	1,479,545
9,692	Vanguard Total Bond Market ETF	777,977

Total Exchange-Traded Funds (Cost $21,877,537)		25,203,347

Total Investments — 98.6% (Cost $21,877,537)		25,203,347

Other Assets & Liabilities, Net — 1.4%		355,928

NET ASSETS — 100.0%		$25,559,275

2025 ETF Fund
Shares		Value

EXCHANGE-TRADED FUNDS — 98.9%
46,728	iShares Barclays TIPS Bond Fund	$5,024,195
66,541	iShares MSCI EAFE Index Fund	3,874,682
4,406	SPDR Barclays Capital High Yield Bond ETF	174,962
24,112	SPDR Barclays Capital International Treasury Bond ETF	1,409,587
4,431	SPDR Dow Jones International Real Estate ETF	172,499
15,111	Vanguard Emerging Markets ETF	727,595
2,097	Vanguard Growth ETF	128,798
141,866	Vanguard Large-Cap ETF	8,172,900
13,200	Vanguard REIT ETF	730,884
11,190	Vanguard Small-Cap Growth ETF	873,268
21,177	Vanguard Small-Cap Value ETF	1,415,894
20,002	Vanguard Total Bond Market ETF	1,605,561

Total Exchange-Traded Funds (Cost $21,243,003)		24,310,825

Total Investments — 98.9% (Cost $21,243,003)		24,310,825

Other Assets & Liabilities, Net — 1.1%		276,218

NET ASSETS — 100.0%		$24,587,043

2035 ETF Fund
Shares		Value

EXCHANGE-TRADED FUNDS — 97.9%
22,231	iShares Barclays TIPS Bond Fund	$2,390,277
83,863	iShares MSCI EAFE Index Fund	4,883,343
21,136	SPDR Barclays Capital International Treasury Bond ETF	1,235,611
2,941	SPDR Dow Jones International Real Estate ETF	114,493
18,829	Vanguard Emerging Markets ETF	906,616
2,095	Vanguard Growth ETF	128,675
170,138	Vanguard Large-Cap ETF	9,801,650
8,779	Vanguard REIT ETF	486,093
13,739	Vanguard Small-Cap Growth ETF	1,072,192
22,061	Vanguard Small-Cap Value ETF	1,474,998
24,924	Vanguard Total Bond Market ETF	2,000,649

Total Exchange-Traded Funds (Cost $21,153,574)		24,494,597

Total Investments — 97.9% (Cost $21,153,574)		24,494,597

Other Assets & Liabilities, Net — 2.1%		524,298

NET ASSETS — 100.0%		$25,018,895

As of December 31, 2010, each of the Funds’ investments in securities were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

EAFE — Europe, Australasia, Far East
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor’s Depositary Receipt
TIPS — Treasury Inflationary Protection Securities

See Notes to Financial Statements.

11

Wilshire Variable Insurance Trust Statements of Assets and Liabilities December 31, 2010

	2015 ETF FUND	2025 ETF FUND	2035 ETF FUND
ASSETS:
Investments in securities, at value (Note 2)	$25,203,347	$24,310,825	$24,494,597
Cash equivalents	367,355	1,043,561	515,805
Dividends and interest receivable	32,032	24,275	13,604
Subscriptions receivable	13,875	25,030	47,066
Receivable from Adviser (Note 3)	894	2,230	2,258
Total assets	25,617,503	25,405,921	25,073,330

LIABILITIES:
Redemptions payable	25,385	23,906	23,336
Payable for investment securities purchased	––	764,168	––
Investment advisory fees payable (Note 3)	5,346	5,077	5,151
Distribution fees payable (Note 4)	5,307	4,987	5,058
Trustees’ fees payable	1,126	1,043	1,052
Administration fees payable	855	812	824
Chief Compliance Officer expenses payable	218	203	204
Other accrued expenses	19,991	18,682	18,810
Total liabilities	58,228	818,878	54,435

NET ASSETS	$25,559,275	$24,587,043	$25,018,895

NET ASSETS consist of:
Paid-in capital	$24,778,132	$23,415,348	$23,532,883
Undistributed net investment income	393,095	345,434	326,022
Accumulated net realized loss on investments	(2,937,762)	(2,241,561)	(2,181,033)
Net unrealized appreciation of investments	3,325,810	3,067,822	3,341,023

NET ASSETS	$25,559,275	$24,587,043	$25,018,895

SHARES OUTSTANDING: (Unlimited shares authorized)	2,464,092	2,483,227	2,615,454

NET ASSET VALUE: (Offering and redemption price per share)	$10.37	$9.90	$9.57

Investments, at cost (Note 2)	$21,877,537	$21,243,003	$21,153,574

Amounts designated as “—” are either $0 or have been rounded to $0.

See Notes to Financial Statements.

12

Wilshire Variable Insurance Trust Statements of Operations For the Year Ended December 31, 2010

	2015 ETF FUND	2025 ETF FUND	2035 ETF FUND
INVESTMENT INCOME:
Dividend income	$531,354	$464,986	$444,831
Interest income	250	291	296
Total income	531,604	465,277	445,127

EXPENSES:
Distribution fees (Note 4)	57,659	49,877	49,563
Investment advisory fees (Note 3)	57,648	49,877	49,564
Administration fees (Note 3)	9,226	7,980	7,930
Trustees’ fees and expenses (Note 3)	4,236	3,657	3,633
Chief Compliance Officer expenses	111	131	137
Professional fees	11,871	10,755	10,896
Custodian fees	6,663	6,622	6,687
Printing fees	4,194	5,422	5,803
Transfer agent fees	2,703	2,488	2,476
Other	2,856	2,607	2,635
Total expenses	157,167	139,416	139,324
Fees waived by Adviser (Note 3)	(18,679)	(19,587)	(20,245)
Net expenses	138,488	119,829	119,079

Net investment income	393,116	345,448	326,048

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND REALIZED GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS (NOTES 2 AND 5):
Net realized gains from:
Sales of investments	445,434	264,184	331,805
Realized gain distributions from underlying funds	2,941	5,464	5,857

Net change in unrealized appreciation on investments	1,734,950	1,822,785	1,951,673

Net realized and unrealized gain on investments	2,183,325	2,092,433	2,289,335

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,576,441	$2,437,881	$2,615,383

See Notes to Financial Statements.

13

Wilshire Variable Insurance Trust Statements of Changes in Net Assets For the Year Ended December 31, 2010

	2015 ETF FUND	2025 ETF FUND	2035 ETF FUND
OPERATIONS:
Net investment income	$393,116	$345,448	$326,048
Net realized gain from sales of investments and realized gain distributions from underlying funds	448,375	269,648	337,662
Net change in unrealized appreciation on investments	1,734,950	1,822,785	1,951,673
Net increase in net assets resulting from operations	2,576,441	2,437,881	2,615,383

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(169,619)	(144,001)	(130,932)

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Shares sold	5,191,515	7,336,937	7,057,276
Shares issued as reinvestment of distributions	169,618	144,001	130,932
Shares redeemed	(3,698,040)	(1,852,329)	(1,031,873)

Net increase in net assets from capital stock transactions	1,663,093	5,628,609	6,156,335

Net increase in net assets	4,069,915	7,922,489	8,640,786

NET ASSETS:
Beginning of year	21,489,360	16,664,554	16,378,109
End of year	$25,559,275	$24,587,043	$25,018,895

Undistributed net investment income at end of period	$393,095	$345,434	$326,022

CAPITAL SHARE TRANSACTIONS:
Shares sold	538,415	800,513	802,279
Shares issued as reinvestment of distributions	16,388	14,575	13,696
Shares redeemed	(384,564)	(202,982)	(116,891)

Net increase in shares outstanding	170,239	612,106	699,084

See Notes to Financial Statements.

14

Wilshire Variable Insurance Trust Statements of Changes in Net Assets For the Year Ended December 31, 2009

	2015 ETF FUND	2025 ETF FUND	2035 ETF FUND
OPERATIONS:
Net investment income	$169,628	$144,020	$130,932
Net realized gain/(loss) from:
Investments	118,592	57,283	65,077
Investments in affiliated funds	(3,359,618)	(2,561,131)	(2,525,764)
Net change in unrealized appreciation on:
Investments	1,590,860	1,245,037	1,389,350
Investments in affiliated funds	5,005,080	3,744,739	3,583,853

Net increase in net assets resulting from operations	3,524,542	2,629,948	2,643,448

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(630,168)	(314,215)	(159,931)
Net realized capital gains	(25,054)	(22,210)	(13,684)

Total distributions to shareholders	(655,222)	(336,425)	(173,615)

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Shares sold	4,760,774	5,904,979	6,835,092
Shares issued as reinvestment of distributions	655,220	336,425	173,614
Shares redeemed	(1,469,541)	(1,549,492)	(1,023,317)

Net increase in net assets from capital stock transactions	3,946,453	4,691,912	5,985,389

Net increase in net assets	6,815,773	6,985,435	8,455,222

NET ASSETS:
Beginning of year	14,673,587	9,679,119	7,922,887

End of year	$21,489,360	$16,664,554	$16,378,109

Undistributed net investment income at end of year	$169,598	$143,987	$130,906

CAPITAL SHARE TRANSACTIONS:
Shares sold	567,419	741,898	922,388
Shares issued as reinvestment of distributions	69,496	37,520	20,164
Shares redeemed	(172,787)	(192,016)	(135,695)

Net increase in shares outstanding	464,128	587,402	806,857

15

Wilshire Variable Insurance Trust 2015 ETF Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Year Ended December 31, 2010	Year Ended December 31, 2009		Year Ended December 31, 2008	Year Ended December 31, 2007	For the Period May 1, 2006 to December 31, 20061
Net asset value, beginning of period	$9.37	$8.02		$10.94	$10.54	$10.00

Income from investment operations:
Net investment income2	0.16	0.08		0.44	0.34	0.61
Net realized and unrealized gain/(loss) on investments	0.91	1.56		(3.09)	0.14	(0.07)
Total from investment operations	1.07	1.64		(2.65)	0.48	0.54

Less distributions:
From net investment income	(0.07)	(0.28)		(0.16)	(0.05)	0.00
From capital gains	0.00	(0.01)		(0.11)	(0.03)	0.00
Total distributions	(0.07)	(0.29)		(0.27)	(0.08)	0.00

Net asset value, end of period	$10.37	$9.37		$8.02	$10.94	$10.54

Total return3	11.41%	20.49%		(24.18)%	4.57%	5.40	%4

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,559	$21,489		$14,674	$8,555	$1,934
Operating expenses including reimbursement/waiver/recoupment†	0.60%	0.59	%6	0.50%	0.50%	0.50	%5
Operating expenses excluding reimbursement/waiver/recoupment†	0.68%	0.62%		1.05%	1.35%	8.69	%5
Net investment income†	1.70%	0.97%		4.54%	3.08%	8.87	%5
Portfolio turnover rate	37%	107%		32%	3%	55	%4

†	These ratios do not include expenses from the affiliated funds held prior to October 8, 2009, or ETFs.
1	The Fund commenced operations May 1, 2006.
2
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

3
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

4	Not annualized.
5	Annualized.
6
On October 1, 2009, the Fund began accruing expenses under a 12b-1 plan which caused expenses to exceed the expense cap of 0.60%, resulting in expenses which were waived. Prior to October 1, 2009, the Fund ran at or below its expense cap of 0.60%.

See Notes to Financial Statements.

16

Wilshire Variable Insurance Trust 2025 ETF Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Year Ended December 31, 2010	Year Ended December 31, 2009		Year Ended December 31, 2008	Year Ended December 31, 2007	For the Period May 1, 2006 to December 31, 20061
Net asset value, beginning of period	$8.91	$7.54		$11.00	$10.60	$10.00

Income from investment operations:
Net investment income2	0.16	0.09		0.23	0.32	0.54
Net realized and unrealized gain/(loss) on investments	0.89	1.46		(3.33)	0.14	0.06
Total from investment operations	1.05	1.55		(3.10)	0.46	0.60

Less distributions:
From net investment income	(0.06)	(0.17)		(0.20)	(0.03)	0.00
From capital gains	0.00	(0.01)		(0.16)	(0.03)	0.00
Total distributions	(0.06)	(0.18)		(0.36)	(0.06)	0.00

Net asset value, end of period	$9.90	$8.91		$7.54	$11.00	$10.60

Total return3	11.77%	20.60%		(28.11)%	4.36%	6.00	%4

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$24,587	$16,665		$9,679	$7,028	$1,372
Operating expenses including reimbursement/waiver/recoupment†	0.60%	0.59	%6	0.50%	0.50%	0.50	%5
Operating expenses excluding reimbursement/waiver/recoupment†	0.70%	0.65%		1.13%	1.72%	12.72	%5
Net investment income†	1.73%	1.13%		2.46%	2.85%	7.83	%5
Portfolio turnover rate	32%	100%		24%	2%	10	%4

†	These ratios do not include expenses from the affiliated funds held prior to October 8, 2009, or ETFs.
1	The Fund commenced operations May 1, 2006.
2
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

3
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

4	Not annualized.
5	Annualized.
6
On October 1, 2009, the Fund began accruing expenses under a 12b-1 plan which caused expenses to exceed the expense cap of 0.60%, resulting in expenses which were waived. Prior to October 1, 2009, the Fund ran at or below its expense cap of 0.60%.

17

Wilshire Variable Insurance Trust 2035 ETF Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	For the Period May 1, 2006 to December 31, 20061
Net asset value, beginning of period	$8.55	$7.14	$11.04	$10.57	$10.00

Income from investment operations:
Net investment income2	0.14	0.09	0.24	0.24	0.40
Net realized and unrealized gain/(loss) on investments	0.93	1.41	(3.89)	0.24	0.17
Total from investment operations	1.07	1.50	(3.65)	0.48	0.57

Less distributions:
From net investment income	(0.05)	(0.08)	(0.13)	0.00	3	0.00
From capital gains	0.00	(0.01)	(0.12)	(0.01)	0.00
Total distributions	(0.05)	(0.09)	(0.25)	(0.01)	0.00

Net asset value, end of period	$9.57	$8.55	$7.14	$11.04	$10.57

Total return4	12.52%	21.03%	(33.00)%	4.61%	5.70	%5

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,019	$16,378	$7,923	$3,607	$324
Operating expenses including reimbursement/waiver/recoupment†	0.60%	0.60%	0.50%	0.50%	0.50	%6
Operating expenses excluding reimbursement/waiver/recoupment†	0.70%	0.69%	1.64%	3.37%	61.49	%6
Net investment income†	1.64%	1.12%	2.65%	2.20%	5.78	%6
Portfolio turnover rate	35%	96%	18%	0%	4	%5

†	These ratios do not include expenses from the affiliated funds held prior to October 8, 2009, or ETFs.
1	The Fund commenced operations May 1, 2006.
2
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

3	Amount is less than $0.01 per share.
4
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

5	Not annualized.
6	Annualized.

18

Wilshire Variable Insurance Trust Notes to Financial Statements December 31, 2010

1.          Organization.

The Wilshire Variable Insurance Trust (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (“1940 Act”), which offers units of beneficial ownership (shares) in 9 separate investment portfolios. The portfolios presented in these financial statements are: 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund (collectively the “Funds”, each a “Fund” of the Trust). The Funds operate under a fund of funds structure and at this time invest substantially all of their assets in unaffiliated exchange-traded funds (“ETF” or “ETFs”), which primarily invest in equity and fixed income securities, according to an asset allocation strategy designed for investors planning to retire in certain target years. The financial statements for the other Funds of the Trust managed by Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) are included in a separate annual report. Shares are presently offered to Horace Mann Life Insurance Company (“HMLIC”) Separate Account, the HMLIC 401(k) Separate Account and Great American Life Insurance Company.

Funds’ Investment Objectives:

High total return until each respective Fund’s target retirement date. Thereafter, high current income and, as a secondary objective, capital appreciation. The Funds are designed to provide a mix of assets with a risk/return profile that is appropriate for the participant’s age in connection with his/her anticipated target retirement date. The risk/return profile of the Funds will adjust with time and become more conservative.

2.          Significant Accounting Policies.

Use of estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Security valuation — A Fund’s investment in an ETF is valued at the ETF’s net asset value or is valued at market price, depending upon whether a Fund purchased the ETF directly from the ETF in “creation units” or on an exchange, as applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the year ended December 31, 2010, there have been no significant changes to the Funds’ fair value methodologies and there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

19

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) December 31, 2010

Fair value measurement classifications are summarized in the Funds’ Schedules of Investments.

Security transactions and investment income — Security transactions are recorded on a trade date basis. Dividend income and realized gain distributions from the ETFs are recorded on the ex-dividend date. Interest income accrues daily. Securities gains and losses are determined on the basis of identified cost.

Cash equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Trust maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. Amounts invested are available on the same business day.

Expense policy — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds in relation to the net assets of each Fund or another reasonable basis. Expenses which are attributable to the Trust and the Wilshire Mutual Funds, Inc. are allocated across the Trust and the Wilshire Mutual Funds, Inc. based upon relative net assets or another reasonable basis.

Distributions to shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Funds’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible federal excise tax.

3.          Investment Advisory Fee and Other Transactions With Affiliates.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds’ investment programs.

Pursuant to the Advisory Agreement (the “Agreement”) between the Funds and Wilshire, Wilshire charges annual management fees of 0.25% of average daily net assets of the 2015 ETF Fund, 2025 ETF Fund and the 2035 ETF Fund. Wilshire has entered into a contractual expense limitation agreement (the “Expense Limitation Agreement”) with the Funds to waive a portion of its management fee and/or reimburse expenses to limit annual operating expenses to 0.60% (exclusive of ETF fees and expenses) of average daily net assets for each of the Funds. This agreement to limit expenses continues through at least April 30, 2011. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation for each Fund. At December 31, 2010, the amounts of waivers subject to recoupment for the 2015 ETF Fund, 2025 ETF Fund and the 2035 ETF Fund are $10,601, $11,200 and $11,427, respectively, expiring in 2012 and $18,679, $19,587 and $20,245, respectively, expiring in 2013. The Adviser cannot recapture any expenses or fees it waived or reimbursed prior to August 21, 2009 under the prior Expense Limitation Agreement.

For the year ended December 31, 2010, the Adviser waived expenses in the amounts listed below.

Fund	Fees Waived
2015 ETF Fund	$18,679
2025 ETF Fund	$19,587
2035 ETF Fund	$20,245

Because the ETFs have varied fee and expense levels and the Funds may own different proportions of the ETFs at different times, the amount of fees and expenses incurred indirectly by a Fund will vary.

SEI Investments Global Funds Services (“SEI”) serves as the Trust’s administrator and accounting agent pursuant to an administration agreement dated May 30, 2008. DST Systems, Inc. serves as the Trust’s transfer agent and dividend disbursing agent. PNC Global Investment Services Inc. (“PNCGIS”) serves as the Trust’s custodian. SEI Investments Distribution Co. serves as the Trust’s distributor.

20

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) December 31, 2010

Officers’ and Trustees’ expenses — The officers of the Trust receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers. The Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual retainer of $14,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chairperson retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee Telephonic meeting fee of $500.

4.          Distribution and Shareholder Services Plan.

The Funds have adopted a plan under Rule 12b-1 of the 1940 Act that provides for a fee of up to 0.25% of each Fund’s average net assets payable to SEI Investments Distribution Co. (the “Distributor”) to reimburse the Distributor for distribution and shareholder services provided to shareholders.

5.          Security Transactions.

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of investments, were as follows:

Fund	Purchases	Proceeds from Sales
2015 ETF Fund	$10,234,032	$8,245,498
2025 ETF Fund	12,434,221	6,114,206
2035 ETF Fund	13,347,046	6,771,149

6.          Significant Shareholder Activity.

On December 31, 2010, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

Fund
2015 ETF Fund (1 omnibus shareholder)	97%
2025 ETF Fund (1 omnibus shareholder)	98%
2035 ETF Fund (1 omnibus shareholder)	98%

7.          Tax Information.

No provision for federal income taxes is required because each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

21

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) December 31, 2010

The tax character of distributions declared for the years ended December 31, 2010 and December 31, 2009, respectively were as follows:

Fund	2010 Ordinary Income	2010 Capital Gains	2009 Ordinary Income	2009 Capital Gains
2015 ETF Fund	$169,619	$—	$639,608	$15,614
2025 ETF Fund	144,001	—	322,791	13,634
2035 ETF Fund	130,932	—	163,216	10,399

At December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	2015 ETF Fund	2025 ETF Fund	2035 ETF Fund
Undistributed ordinary income	$393,095	$345,434	$326,022
Accumulated capital gain	—	—	—
Capital loss carryforwards	(2,937,026)	(2,238,508)	(2,181,028)
Unrealized appreciation	3,325,075	3,064,762	3,341,023
Other temporary differences	(1)	7	(5)
Total distributable earnings	$781,143	$1,171,695	$1,486,012

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2010, the 2015 ETF Fund, 2025 ETF Fund and 2035 Fund had available for federal income tax purposes unused capital losses of $2,937,026, $2,238,508 and $2,181,028, respectively, expiring December 31, 2017.

During the year ended December 31, 2010, the 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund utilized capital loss carryforwards of $449,111, $272,709 and $337,663, respectively, to offset capital gains.

The federal tax cost, unrealized appreciation and depreciation at December 31, 2010 for each Fund is as follows:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
2015 ETF Fund	$21,878,272	$3,346,737	$(21,662)	$3,325,075
2025 ETF Fund	21,246,063	3,096,365	(31,603)	3,064,762
2035 ETF Fund	21,153,574	3,364,018	(22,995)	3,341,023

8.          Indemnifications.

In the normal course of business, the Trust on behalf of the Funds enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

22

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) December 31, 2010

9.          Credit Risk.

Certain securities in which an ETF may invest are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the ETFs concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. An ETF’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

10.          Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

11.          Subsequent Event Evaluation.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2010.

23

Wilshire Variable Insurance Trust Report Of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Wilshire Variable Insurance Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund (three series of Wilshire Variable Insurance Trust, hereafter referred to as the “Funds”) at December 31, 2010, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
March 1, 2011

24

Wilshire Variable Insurance Trust Board Approval of Advisory Agreement

During the six months ended December 31, 2010, the Board of Trustees (the “Board”) of Wilshire Variable Insurance Trust (the “Trust”) approved the renewal for an additional one-year term of the Trust’s advisory agreement (the “Advisory Agreement”) with Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) on behalf of the Wilshire 2015 ETF Fund, Wilshire 2025 ETF Fund and Wilshire 2035 ETF Fund (the “Funds”).

The information in this summary outlines the Board’s considerations associated with its approval of the Advisory Agreement. In connection with its deliberations regarding the continuation of this relationship, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services performed by Wilshire under the existing advisory arrangement; comparative fees and expense ratios; the profits to be realized by Wilshire; the extent to which Wilshire realizes economies of scale as a Fund grows; and whether any fall-out benefits are being realized by Wilshire. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940 (the “Independent Trustees”) discussed the renewal of the Advisory Agreement with management and in private sessions with counsel at which no representatives of Wilshire were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the separate vote of the Independent Trustees. In deciding to approve the renewal of the Advisory Agreement, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Requested and Received

The Board, including all the Independent Trustees, considered the renewal of the Advisory Agreement pursuant to a process that concluded at the Board’s December 3, 2010 meeting, following an extensive process. At the direction of the Independent Trustees, counsel to the Trust and the Independent Trustees sent a memorandum to the Adviser requesting information regarding the Advisory Agreement to be provided to the Trustees in advance of a meeting of the Contract Review Committee (which is comprised of all the Independent Trustees) held on December 2, 2010.

In response to the request for information, the Trustees received information from the Adviser as to each of the Funds describing: (i) the nature, extent and quality of services provided; (ii) the investment performance of each Fund as provided by Wilshire based upon data gathered from the Morningstar Direct database (“Morningstar”); (iii) the costs of services provided and estimated profits realized by the Adviser; (iv) the extent to which economies of scale are realized as a Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi) comparisons of services rendered and amounts paid to other registered investment companies as provided by Wilshire based upon data gathered from Morningstar, and (vii) benefits realized by the Adviser from its relationship with each Fund. The Independent Trustees also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

Prior to consideration by the Board, the Contract Review Committee met on December 2, 2010 to discuss the information provided. As a part of its evaluation it considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Trustees), which also met on December 2, 2010 to review data Wilshire had prepared on performance. Based upon its evaluation of all materials provided, the Contract Review Committee concluded that it was in the best interests of each Fund to renew the Advisory Agreement and recommended to the Board that the Advisory Agreement be renewed. At its meeting on December 3, 2010, the Board considered the recommendation of the Contract Review Committee along with the other factors that the Board deemed relevant.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the functions performed by the Adviser, noting that the Adviser performs administrative functions on behalf of the Funds. The Board considered the experience and skills of the senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. The Board also considered the compliance program established by the Adviser and the level of compliance maintained for the Funds. The Board concluded that appropriate resources were being provided under the agreement to administer the Trust’s affairs. The Board also reviewed the Adviser’s financial condition, and considered the financial support provided

25

Wilshire Variable Insurance Trust Board Approval of Advisory Agreement - (Continued)

by the Adviser to the Funds pursuant to an expense limitation agreement. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Fund support renewal of the contract.

The Board reviewed information on the performance of each Fund for the annualized one and three year periods ended September 30, 2010, along with the performance information of a peer group of funds determined by Wilshire based upon the Morningstar database for the same periods and in comparison to its benchmark. The Board noted that the Funds met acceptable levels of performance compared to their respective peer groups and benchmarks for the one- and three-year periods ended September 30, 2010.

Advisory Fees

The Board reviewed each Fund’s advisory fee and total expense ratio and reviewed information comparing the advisory fee and total expense ratio to those of the peer group of funds. The Board noted that the advisory fee for each of the Funds was relatively high in comparison to their peer groups but noted that the Adviser waives advisory fees and reimburses expenses for the Funds pursuant to an expense limitation agreement. As to total expenses, the Board noted that total expenses are influenced by the small size of the complex. The Board concluded that the advisory fee for each Fund was reasonable and appropriate in amount.

Profitability to Wilshire and Economies of Scale

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds. The Board concluded that the profits realized by the Adviser were reasonable in comparison with the costs of providing investment advisory services to the Funds. In addition, the Board considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reasonably reflect economies of scale for the benefit of shareholders. The Board reviewed each Fund’s asset size, each Fund’s expense ratio, the advisory fee waivers and expense reimbursements currently in place and whether the investment process produced economies of scale. The Board concluded that each Fund’s advisory fee reasonably reflected appropriate recognition of any economies of scale.

Fall-Out Benefits

The Board considered the nature and amount of any benefits derived by the Adviser from its relationship with the Funds. The Board determined that the advisory fees were reasonable in light of these fall-out benefits.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

26

Wilshire Variable Insurance Trust Additional Fund Information

A listing of the Trustees and Officers of the Trust, their ages and their principal occupations for the past five years is presented below. The address of each Trustee and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

Name and Age	Position Held With The Trust	Term Of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Lawrence E. Davanzo, 57(2)	Trustee	Since 2005	President, Wilshire Associates Incorporated, October 2007-Present; Senior Managing Director, October 2004-October 2007, Wilshire Associates Incorporated; President, 2005-Present, Wilshire Variable Insurance Trust; Managing Director, August 2004-October 2004, Guggenheim Partners, independent investor, August 2001-August 2004.	15	Wilshire Mutual Funds, Inc. (6 Funds); Wilshire Associates Incorporated
NON-INTERESTED TRUSTEES
Margaret M. Cannella, 59	Trustee	Since 2011	Adjunct Professor, Columbia Business School. Formerly, Managing Director, Head, Global Credit Research and Corporate Strategy, JPMorgan Securities, Inc. and Managing Director, Head US Corporate Research, JP Morgan Securities, Inc.	15
Wilshire Mutual Funds, Inc. (6 Funds); Schroder Series Trust; Schroder Global Series Trust; Schroder Capital Funds (Delaware); CHF Finance International (for profit joint venture of the World Bank and CHF); Advanced Pierre Foods; Princeton-in-Asia

Roger A. Formisano, 62	Trustee	Since 2006	Vice President, University Medical Foundation, 2006- Present; formerly Director, The Center for Leadership and Applied Business, UW-Madison School of Business; Principal, R.A. Formisano & Company, LLC	15	Integrity Mutual Insurance Company, Wilshire Mutual Funds, Inc. (6 Funds)

Edward Gubman, 59	Trustee	Since 2011	Founder and Principal, Strategic Talent Solutions	9	N/A

Richard A. Holt, 68	Trustee	Since 2006	Retired; formerly Senior Relationship Manager, Scudder Insurance Asset Management.	15	Wilshire Mutual Funds, Inc. (6 Funds)

Suanne K. Luhn, 55	Trustee	Since 2008	Retired; formerly Chief Compliance Officer, Bahl & Gaynor (investment adviser) (1990 to 2006)	15	Wilshire Mutual Funds, Inc. (6 Funds)

Harriet A. Russell, 68	Trustee	Since 2006	President, Greater Cincinnati Credit Union; formerly Vice President, Cincinnati Board of Education; formerly teacher, Walnut Hills High School.	15	Greater Cincinnati Credit Union Board; Wilshire Mutual Funds, Inc. (6 Funds)

George J. Zock, 60	Trustee, Chairman of the Board	Since 2006	Independent Consultant; Consultant, Horace Mann Service Corporation (2004 to 2005); Executive Vice President, Horace Mann Life Insurance Company and Horace Mann Service Corporation (1997 to 2003).	15	Wilshire Mutual Funds, Inc. (6 Funds)

27

Wilshire Variable Insurance Trust Additional Fund Information - (Continued)

Name and Age	Position Held With The Trust	Term Of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
OFFICERS
Jamie B. Ohl, 45	President	Since 2010	Chief Operating Officer and Managing Director, Wilshire Funds Management since 2010; Senior Vice President and Director of the Retirement Plans Group, Hartford Life Insurance Co. from 2006-2010.	N/A	N/A

Aaron W.L. Eubanks, 48	Chief Compliance Officer	Since 2009	Chief Compliance Officer and Managing Director, Wilshire Associates, Incorporated (since 2009). Chief Operating Officer and Chief Compliance Officer, Provident Investment Counsel (1992-2009)	N/A	N/A

Reena S. Lalji, 39	Secretary	Since 2009	Managing Director and General Counsel, Wilshire Associates Incorporated (Since 2009); Senior Counsel, Royal Bank of Canada (2003-2008)	N/A	N/A

James E. St. Aubin, 33	Vice President	Since 2009	Senior Portfolio Manager in Wilshire's Funds Management Group. 2004-2008, Senior Consultant at Ibbotson Associates-a division Morningstar Inc.	N/A	N/A

Helen Thompson, 43	Vice President	Since 2008
Managing Director, Wilshire Associates Incorporated. (since 2003); Associate Director, First Quadrant, L.P. (2001 to 2003); Chief Investment Accountant, Financial Controller, Company Secretary, Associate Director, Compliance Officer (1996 to 2003), First Quadrant Limited
				N/A	N/A

Michael Wauters, 45	Treasurer	Since 2009	Controller, Wilshire Associates Incorporated (since 2009); Assistant Vice President- Financial Operations, Pacific Life Insurance Company (2000-2009)	N/A	N/A

Victor Zhang, 38	Vice President	Since 2009
Head of Portfolio Management, Member of Wilshire Funds Management Investment Committee, Wilshire Associates Incorporated, January 2006 to Present; Director of Investments, Harris myCFO LLC, 2001 to 2006.
				N/A	N/A

(1)
Each Trustee serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal (as provided in the Trust’s Declaration of Trust) or retirement which takes effect no later than the May 1 following his or her 70th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

(2)	Mr. Davanzo is an interested person because of his position with the Trust’s investment adviser, Wilshire Associates Incorporated.

The Trust’s Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, upon request, by calling 1-888-200-6796.

28

Wilshire Variable Insurance Trust Additional Fund Information - (Continued)

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust’s Forms N-Q will be available on the SEC’s website at

http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Contract Owners may revoke their consent to householding at any time by calling 1-800-999-1030. Upon receipt of a Contract Owner’s revocation, the Trust will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

29

Wilshire Variable Insurance Trust Tax Information

Of the distributions made by the following Funds, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

Fund	Percentage
2015 ETF Fund	0.08%
2025 ETF Fund	0.01%
2035 ETF Fund	0.01%

30

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Wilshire Variable Insurance Trust Privacy Statement

At Wilshire Variable Insurance Trust, we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

Information We Collect

We collect and retain nonpublic personal information about you that may include:

Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server cannot find out a user’s name or email address, or anything about the user’s computer using cookies.

Information We May Share

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

Companies that provide services for us to help market our products to you; and

Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

Confidentiality And Security

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our web site.

Applicability

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

The Wilshire Variable Insurance Trust values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 888-200-6796 if you have any questions concerning our policy.

Wilshire Variable Insurance Trust Annual Report December 31, 2010

Wilshire Variable Insurance Trust
2015 ETF Fund 2025 ETF Fund 2035 ETF Fund
Board of Trustees
Margaret M. Cannella Lawrence E. Davanzo Roger A. Formisano Edward Gubman	Richard A. Holt Suanne K. Luhn Harriet A. Russell George J. Zock Chairman of the Board
Officers of the Funds
Jamie B. Ohl President	Victor Zhang Vice President
Helen Thompson Vice President	James E. St. Aubin Vice President
Michael Wauters Treasurer	Reena S. Lalji Secretary
Guarav Chopra Assistant Treasurer
Aaron W.L. Eubanks Chief Compliance Officer

Administrator
SEI Investments Global Funds Services
1 Freedom Valley Drive
Oaks, PA 19456

Transfer Agent
DST Systems, Inc.
333 W. 11th St.
Kansas City, MO 64105

Investment Adviser
Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401-1085

Custodian
PNC Global Investment Servicing Inc.
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA 19153

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1700
Philadelphia, PA 19103-7042

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796

WIL-SA-003-0300

Item 2.	Code of Ethics.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	During the period covered by this report, the code of ethics was amended to address changes in the registrant’s covered officers.

(d)
The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Mr. Roger A. Formisano, the Registrant’s audit committee financial expert, is “independent” for purposes of Item 3 to Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Trustees.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $133,913 for 2009 and $138,000  for 2010.

Audit-Related Fees

(b)
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2009 and $0 for 2010.

Tax Fees

(c)
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, tax planning and tax training are $21,375 for 2009 and $21,375 for 2010. Such services consisted of quarterly diversification review, annual distribution review and tax return review.

All Other Fees

(d)
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2009 and $0 for 2010.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures.

Pursuant to Registrant’s Audit Committee Charter (the “Charter”), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the Registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the Registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

(e)(2)
The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not Applicable

(c)	0%

(d)	Not Applicable

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was (0%) zero percent.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,125,706 for 2009 and $788,715 for 2010.

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last disclosed such procedures in the definitive prospectus/proxy statement on Form N-14 filed with the SEC on December 3, 2008.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)*	/s/ Jamie B. Ohl
Jamie B. Ohl, President
(principal executive officer)

Date: March 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jamie B. Ohl
Jamie B. Ohl, President
(principal executive officer)

Date: March 11, 2011

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters, Treasurer
(principal financial officer)

Date: March 11, 2011

*     Print the name and title of each signing officer under his or her signature.